UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (1.0%)
	Alabama Public School & College Auth.	5.000%	5/1/13	(4)	10,000	10,538
	Alabama Public School & College Auth.	5.000%	12/1/13		35,840	38,823
	Alabama Public School & College Auth.	5.500%	8/1/18	(4)	18,195	18,968
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/08	(4)(ETM)	3,260	3,241
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09	(4)(ETM)	3,000	2,907
	Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/10	(4)(ETM)	2,130	2,253
	Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15		1,005	1,025
						77,755
Alaska (0.3%)
	Alaska Housing Finance Corp. (State Capital) VRDO	2.540%	8/7/08		16,800	16,800
[1]	Alaska Housing Finance Corp. TOB VRDO	2.640%	8/7/08	(1)	7,930	7,930
						24,730
Arizona (1.5%)
	Arizona COP	5.000%	9/1/14	(4)	4,800	5,153
	Arizona COP	5.000%	9/1/15	(4)	4,000	4,287
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10		4,055	4,174
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,081
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		2,000	2,094
	Arizona Transp. Board Highway Rev.	5.000%	7/1/14		9,075	9,903
	Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/09		9,500	9,512
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)	4,350	4,496
	Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)(ETM)	650	673
	Maricopa County AZ USD	5.000%	7/1/10	(4)	7,230	7,590
	Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10	(1)(Prere.)	7,000	7,413
	Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/10	(10)	5,090	5,243
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12		5,075	5,382
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13		3,660	3,898
	Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11	(1)	5,215	5,532

Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10	(1)	5,600	5,872
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10	(1)	5,000	5,243
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12	(1)	5,000	5,352
Pima County AZ COP	5.000%	6/1/11		5,000	5,246
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(1)	10,000	10,460
Scottsdale AZ Refunding	5.000%	7/1/13		5,000	5,440
					115,044
California (8.4%)
California GO	5.250%	11/1/08		10,000	10,087
California GO	5.000%	6/1/09		25,000	25,658
California GO	5.000%	6/1/09		14,095	14,466
California GO	5.000%	5/1/13		21,000	22,487
California GO	5.000%	9/1/13		32,125	34,505
California GO	5.000%	4/1/15		21,300	22,708
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/09		2,500	2,539
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10		3,220	3,313
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10		2,000	2,088
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12		3,000	3,146
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		7,000	7,020
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12		5,000	5,244
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13		2,210	2,327
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14		5,000	5,278
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		10,000	10,485
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		5,000	5,284
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15	(3)	10,000	10,731
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11		3,770	3,986
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12		2,500	2,672
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13		7,500	8,074
California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/09	(1)	10,000	10,259
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(2)(Prere.)	10,955	12,105

California State Econ. Recovery Bonds	5.000%	7/1/09		18,000	18,538
California State Econ. Recovery Bonds	5.250%	1/1/11		12,640	13,416
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		24,000	25,013
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		24,000	25,176
California State Econ. Recovery Bonds PUT	5.000%	7/1/11		12,000	12,727
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13	(10)	5,000	4,940
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/09		800	812
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10		1,100	1,128
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10		19,600	19,862
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11		15,335	15,326
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12		10,000	10,018
Desert Sands CA School District	0.000%	6/1/12	(2)	10,000	8,691
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	72,940	79,146
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09	(ETM)	3,000	3,075
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10	(ETM)	2,500	2,610
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11		8,000	7,968
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12		10,000	9,914
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13		5,655	5,585
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	27,210	29,593
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	21,410	23,403
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	25,000	28,567
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13	(Prere.)	20,000	23,813
Kings River Conservation Dist. California COP	5.000%	5/1/10		4,000	4,083
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11	(3)	5,000	5,201
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12	(3)	8,000	8,287

	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12	(1)	7,710	8,158
	Natomas CA USD COP PUT	5.000%	2/1/10	(2)	10,000	10,124
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14	(12)	2,760	2,925
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15	(12)	4,000	4,236
	Orange County CA Public Financing Lease Rev.	5.000%	7/1/12	(1)	3,165	3,365
	Univ. of California Rev.	5.000%	5/15/10	(1)	3,500	3,661
	Univ. of California Rev.	5.000%	5/15/11	(1)	2,500	2,648
	Univ. of California Rev.	5.000%	5/15/12	(1)	3,000	3,215
						649,686
Colorado (0.2%)
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/2/13	(1)	11,485	11,649
	Jefferson County CO School Dist. GO	5.000%	12/15/12	(2)	3,500	3,753
						15,402
Connecticut (0.3%)
	Connecticut GO	5.000%	11/15/08		10,000	10,096
	Connecticut GO	5.500%	12/15/11		5,435	5,905
	Connecticut GO	5.000%	4/1/12	(3)	9,190	9,853
						25,854
Delaware (0.1%)
	Delaware GO	5.000%	8/1/15		5,000	5,432
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/10	(4)	2,045	2,135
	District of Columbia GO	5.500%	6/1/10	(2)	1,335	1,402
	District of Columbia GO	5.750%	6/1/10	(1)(ETM)	5,000	5,313
	District of Columbia GO	5.000%	6/1/11	(4)	2,500	2,638
	District of Columbia GO	5.000%	6/1/12	(4)	2,500	2,659
	District of Columbia GO	5.500%	6/1/12	(4)	10,000	10,358
	District of Columbia GO	5.000%	6/1/13	(4)	4,000	4,281
	District of Columbia GO	5.000%	6/1/14	(1)	4,900	5,174
	District of Columbia GO	5.000%	6/1/15	(1)	5,000	5,280
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/09	(2)(Prere.)	1,590	1,672
	District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19	(2)	1,410	1,464
[1]	Washington DC Convention Center Auth. Dedicated Tax Rev. TOB VRDO	3.760%	8/7/08	(2)	6,665	6,665
						49,041
Florida (7.1%)
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/10		4,900	4,991
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/11		5,900	5,984
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/08		22,980	23,247

	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,040
	Broward County FL School Board COP	5.000%	7/1/11	(2)	4,460	4,670
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(1)	10,000	10,260
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11	(1)	10,000	10,343
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,604
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12	(1)	15,000	15,618
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15	(1)	11,000	11,432
[1]	Duval County FL School Board COP TOB VRDO	2.740%	8/7/08	(4)	13,740	13,740
	Florida Board of Educ. Capital Outlay	5.000%	6/1/14		4,225	4,578
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		25,080	26,456
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		6,810	7,184
	Florida Board of Educ. Public Educ.	5.000%	1/1/12		27,730	29,536
	Florida Board of Educ. Public Educ.	5.000%	6/1/16		5,065	5,415
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10		2,495	2,616
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12		7,630	8,120
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13		8,010	8,569
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14		8,410	9,023
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15		8,830	9,483
	Florida Correctional Privatization Comm. COP	5.250%	8/1/08	(1)	4,335	4,335
	Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12	(3)	7,050	7,454
	Florida Dept. of Transp.	6.375%	7/1/10		10,075	10,828
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		37,600	39,607
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		22,000	22,634
	Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11		15,500	15,548
[1]	Florida Turnpike Auth. Rev. TOB VRDO	2.990%	8/7/08		11,565	11,565
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		25,000	25,465
	Hillsborough County FL IDA PUT	5.150%	9/1/13		8,000	8,114
	Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/08		31,000	31,163
	Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11		7,500	7,766
[1]	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) TOB VRDO	2.640%	8/7/08	(4)	13,015	13,015
	Lee County FL Hosp. Board of Directors Hosp. Rev. (Memorial Health System) VRDO	3.350%	8/7/08		6,900	6,900

Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.000%	11/15/08		3,000	3,009
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13	(1)	5,000	4,972
Miami-Dade County FL School Board COP	5.000%	5/1/15	(12)	4,000	4,255
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11	(1)	15,000	15,742
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/08		4,835	4,862
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		15,000	15,483
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	8,190	8,944
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	4,500	4,914
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	4,430	4,838
South Florida Water Management Dist.	5.000%	10/1/10	(2)	3,000	3,140
South Florida Water Management Dist.	5.000%	10/1/11	(2)	7,100	7,484
South Florida Water Management Dist.	5.000%	10/1/12	(2)	2,150	2,279
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,990	5,192
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/12		3,000	3,142
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.500%	2/1/13	(Prere.)	10,000	10,971
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/13		2,500	2,627
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11	LOC	4,000	4,034
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10	LOC	5,000	5,087
					554,278
Georgia (2.9%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		37,000	37,089
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		5,000	4,942
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		10,000	9,885
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(1)	14,500	14,818
Coffee County GA School Dist. GO	6.000%	8/1/10		1,000	1,070
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14	(3)	10,000	10,119
Georgia GO	5.250%	12/1/10		6,775	7,223

	Georgia GO	5.000%	8/1/11		17,890	19,102
	Georgia GO	5.500%	7/1/14		4,000	4,485
	Georgia GO	5.500%	7/1/15		9,095	10,263
	Georgia GO	5.500%	7/1/16		5,000	5,551
	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/09		10,355	10,573
	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/13		5,260	5,676
	Gwinnett County GA School Dist. GO	5.000%	2/1/12		10,000	10,724
	Gwinnett County GA School Dist. GO	5.000%	2/1/13		10,000	10,828
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		15,000	15,155
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		12,000	11,734
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/14		4,995	5,278
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/15		3,685	3,894
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.000%	1/1/15		2,060	2,177
	Paulding County GA School Dist. GO	5.000%	8/1/09		1,500	1,549
	Paulding County GA School Dist. GO	5.000%	8/1/11		1,000	1,063
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/08		10,000	10,030
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		10,000	10,626
						223,854
Hawaii (1.6%)
	Hawaii GO	5.500%	8/1/08	(3)	6,755	6,755
	Hawaii GO	5.000%	7/1/09	(2)	15,660	16,126
	Hawaii GO	5.875%	9/1/09	(4)(Prere.)	6,000	6,319
	Hawaii GO	5.000%	10/1/09	(1)	1,480	1,534
	Hawaii GO	5.000%	7/1/10	(2)	14,250	14,942
	Hawaii GO	5.000%	10/1/10	(1)	5,090	5,359
	Hawaii GO	5.000%	7/1/11	(2)	24,310	25,790
	Hawaii GO	5.000%	7/1/12	(2)	23,735	25,431
	Hawaii Highway Rev.	5.375%	7/1/11	(4)(Prere.)	5,125	5,510
	Honolulu HI City & County GO	5.000%	7/1/11	(1)	4,750	5,037
	Honolulu HI City & County GO	5.250%	7/1/11	(3)	3,900	4,157
	Honolulu HI City & County GO	5.000%	7/1/12	(1)	4,320	4,620
						121,580
Illinois (3.6%)
	Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11	(3)	5,185	4,634
	Chicago IL Board of Educ. GO	0.000%	12/1/09	(3)	9,895	9,559
	Chicago IL Board of Educ. GO	0.000%	12/1/10	(3)	4,000	3,736
	Chicago IL GO	5.700%	7/1/10	(3)(Prere.)	9,655	10,357
	Chicago IL GO	5.000%	1/1/14	(4)	37,590	40,580
	Chicago IL GO	5.000%	1/1/14	(4)(Prere.)	4,135	4,487
[1]	Chicago IL GO TOB VRDO	2.400%	8/7/08	(4)	2,400	2,400

	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(ETM)	8,265	8,517
	Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10	(ETM)	5,000	5,278
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(4)	2,500	2,635
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/13	(4)	4,200	4,452
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/14	(4)	2,500	2,658
[1]	Chicago IL Wastewater Transmission Rev. TOB VRDO	2.250%	8/7/08	LOC	10,835	10,835
	Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11	(Prere.)	4,725	5,144
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,000	7,145
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	2.100%	8/1/08	LOC	41,000	41,000
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,355
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,300	4,458
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,275	4,432
	Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/09		4,000	4,056
	Illinois GO	5.000%	10/1/08	(4)	7,000	7,038
	Illinois GO	5.250%	11/1/08	(3)	4,000	4,034
	Illinois GO	5.000%	3/1/10		6,300	6,572
	Illinois GO	5.000%	1/1/11		7,000	7,383
	Illinois GO	5.500%	8/1/14		7,275	7,664
	Illinois GO	5.500%	8/1/18	(4)	5,000	5,228
	Illinois Sales Tax Rev.	5.000%	6/15/10		1,500	1,573
	Illinois Sales Tax Rev.	5.250%	6/15/12		2,000	2,161
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09	(3)(ETM)	18,625	18,275
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11	(1)	20,000	17,895
[1]	Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.490%	8/7/08	(1)	10,375	10,375
	Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12	(2)	4,000	4,219
	Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13	(2)	5,000	5,300
						278,435
Indiana (0.9%)
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13		3,750	3,896

	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	10/1/09		10,000	10,279
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10		10,000	10,321
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10		7,930	8,238
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11		5,500	5,724
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/10		2,000	2,051
	Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13		10,585	11,233
[1]	Indianapolis IN Thermal Energy System TOB VRDO	2.330%	8/7/08	(13)	9,890	9,890
	Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11	(2)	10,000	10,174
						71,806
Kansas (0.5%)
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13		32,590	35,433
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12		1,525	1,587
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14		1,000	1,039
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15		2,000	2,066
						40,125
Kentucky (0.8%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12	(1)	13,065	13,972
	Kentucky Property & Building Comm. Rev.	5.500%	8/1/08	(ETM)	7,290	7,290
	Kentucky Property & Building Comm. Rev.	5.500%	8/1/08		210	210
	Kentucky Property & Building Comm. Rev.	6.000%	10/1/08		10,000	10,068
	Kentucky Property & Building Comm. Rev.	5.250%	10/1/15	(4)	10,000	10,994
[2]	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/09	(2)	15,000	15,496
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11		770	791
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12		810	829
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13		855	871
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16		990	989
						61,510
Louisiana (1.1%)
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10	(1)	1,980	2,061

Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11	(1)	2,085	2,197
Louisiana GO	5.000%	5/1/10	(4)	16,980	17,754
Louisiana GO	5.250%	8/1/16	(1)	5,000	5,398
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38		6,905	7,249
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/08		5,000	5,006
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10		17,250	17,741
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13		2,675	2,753
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14		3,950	4,057
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14	(2)	5,000	5,191
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		15,000	15,481
					84,888
Maine (0.1%)
Maine GO	5.000%	7/15/10	(2)	3,095	3,250
Maine GO	5.000%	7/15/12	(2)	8,055	8,647
					11,897
Maryland (2.7%)
Maryland Dept. of Transp.	5.000%	5/1/10		16,975	17,782
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11		1,050	1,035
Maryland GO	5.000%	2/1/09		11,820	12,020
Maryland GO	5.250%	2/15/10		6,140	6,437
Maryland GO	5.000%	3/15/11		19,445	20,651
Maryland GO	5.000%	8/1/11		18,200	19,444
Maryland GO	5.000%	3/15/12		20,415	21,949
Maryland GO	5.000%	3/15/13		21,440	23,277
Maryland GO	5.000%	8/1/14		10,000	10,968
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13		3,000	3,145
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13		2,395	2,506
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14		3,150	3,292
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15		5,900	6,154
Maryland Transp. Auth. Rev.	5.000%	7/1/13		9,085	9,858
Maryland Transp. Auth. Rev.	5.000%	7/1/14		9,615	10,492
Maryland Transp. Auth. Rev.	5.000%	7/1/15		9,995	10,928

	Montgomery County MD GO	5.000%	5/1/14		12,310	13,465
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		11,435	12,067
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		5,000	5,276
						210,746
Massachusetts (3.2%)
	Massachusetts GAN	5.750%	12/15/08		16,210	16,460
	Massachusetts GO	5.375%	8/1/08		10,000	10,000
	Massachusetts GO	5.750%	10/1/08		6,710	6,756
	Massachusetts GO	5.000%	8/1/09		37,715	38,983
	Massachusetts GO	5.875%	2/1/10	(Prere.)	10,000	10,629
	Massachusetts GO	5.000%	8/1/10		38,955	40,992
	Massachusetts GO	6.000%	11/1/10		10,015	10,794
	Massachusetts GO	5.500%	11/1/11	(4)	20,300	21,992
	Massachusetts GO	5.000%	8/1/12		4,945	5,319
	Massachusetts GO	5.500%	11/1/12	(4)	9,000	9,887
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/09	(1)	14,110	14,464
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11	(4)	12,000	12,773
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.440%	8/7/08	(4)	9,210	9,210
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	10,000	10,775
	Massachusetts Special Obligation Rev.	5.000%	12/15/10	(4)	10,000	10,567
	Massachusetts Special Obligation Rev.	5.500%	6/1/12		5,000	5,455
	Springfield MA GO	5.000%	8/1/11	(1)	3,500	3,687
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11	(2)	6,905	7,293
						246,036
Michigan (3.5%)
	Clarkston MI Community School GO	5.000%	5/1/14	(4)	5,180	5,595
	Detroit MI City School Dist. GO	5.000%	5/1/11	(3)	3,510	3,685
	Detroit MI GO	5.000%	4/1/13	(12)	9,345	9,774
	Detroit MI GO	5.000%	4/1/14	(12)	2,735	2,859
	Detroit MI Sewer System Rev.	6.000%	1/1/10	(3)(Prere.)	15,000	15,958
	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	8,510	8,886
	Detroit MI Sewer System Rev. PUT	5.500%	1/1/12	(1)	20,000	20,877
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11		23,000	23,947
	Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12		25,000	25,868
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	33,000	34,692
	Michigan Building Auth. Rev.	5.500%	10/15/08	(ETM)	6,790	6,842
	Michigan Building Auth. Rev.	5.500%	10/15/08	(ETM)	6,435	6,484
	Michigan Building Auth. Rev.	5.500%	10/15/09		5,000	5,200
	Michigan Building Auth. Rev.	5.000%	10/15/12	(2)	5,615	5,961
	Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	7,200	7,703
	Michigan Building Auth. Rev. PUT	5.000%	10/15/11	(2)	12,000	12,579

	Michigan GO	5.000%	9/15/11	(4)	4,755	5,043
	Michigan GO	5.000%	5/1/14		12,000	12,962
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		17,000	17,865
	Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15		2,315	2,532
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10		3,000	3,164
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		6,700	6,857
	Michigan Trunk Line Rev.	5.000%	9/1/12	(4)	13,015	13,965
	Univ. of Michigan Univ. Rev.	5.250%	12/1/11		5,000	5,339
	Univ. of Michigan Univ. Rev.	5.250%	12/1/12		8,500	9,161
						273,798
Minnesota (1.6%)
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14		1,000	1,034
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15		1,245	1,279
	Minnesota GO	5.000%	8/1/10		37,375	39,376
	Minnesota GO	5.000%	11/1/10		8,845	9,363
	Minnesota GO	5.250%	11/1/12		6,375	6,725
	Minnesota GO	5.000%	8/1/13		16,765	18,240
	Minnesota GO	5.000%	8/1/14		6,970	7,629
	Minnesota GO	5.000%	11/1/14		18,230	20,006
	Minnesota Public Fac. Water PCR	5.500%	3/1/09		4,500	4,601
[3]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/13		7,825	8,209
[3]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/14		5,250	5,514
						121,976
Mississippi (0.6%)
	Madison County MS School Dist.	5.000%	9/1/10	(3)	4,370	4,564
	Mississippi GO	6.000%	11/1/09	(Prere.)	7,250	7,620
	Mississippi GO	5.250%	12/1/10		8,800	9,352
	Mississippi GO	5.250%	11/1/14		8,970	9,881
	Mississippi GO	5.000%	11/1/15	(1)	7,475	8,134
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/09		500	510
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10		500	519
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11		1,000	1,041
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12		1,000	1,042
	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15		1,500	1,555
						44,218

Missouri (0.5%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	10,000	10,110
	Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13	(Prere.)	15,320	16,670
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12	(Prere.)	10,000	10,702
	Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/12	(1)	2,000	2,065
						39,547
Multiple States (0.1%)
	Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/10	LOC	5,000	5,139
[1]	Various States TOB VRDO	2.250%	8/7/08		10	10
						5,149
Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project No. 1	2.107%	12/1/10		25,000	23,469
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15		5,000	4,925
	Nebraska Public Power Dist. Rev.	5.000%	1/1/10	(3)	11,635	12,011
	Nebraska Public Power Dist. Rev.	5.000%	1/1/11	(3)	3,560	3,713
	Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14		5,000	5,462
						49,580
Nevada (1.7%)
	Clark County NV Bond Bank GO	5.500%	7/1/10	(1)(Prere.)	13,025	13,809
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13		6,355	6,681
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14		6,100	6,399
	Clark County NV School Dist. GO	4.000%	6/1/09	(3)	12,265	12,482
	Clark County NV School Dist. GO	5.250%	6/15/10	(1)	7,875	8,274
	Clark County NV School Dist. GO	5.500%	12/15/11	(4)(Prere.)	5,000	5,439
	Clark County NV School Dist. GO	5.000%	6/15/12		10,115	10,820
	Clark County NV School Dist. GO	5.000%	6/15/13	(3)	16,050	17,182
	Clark County NV School Dist. GO	5.000%	6/15/14	(3)	9,680	10,398
	Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11	(1)	6,735	7,137
	Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/09		4,000	4,059
	Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14		8,000	8,168
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12	(1)	14,495	15,555
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14	(3)	5,905	6,530
						132,933
New Hampshire (0.3%)
	Manchester NH General Airport Rev. PUT	5.000%	1/15/10	(2)	14,000	14,251

	New Hampshire GO	5.000%	11/1/08		6,000	6,050
						20,301
New Jersey (5.6%)
	New Jersey Building Auth. Rev.	5.000%	6/15/11		15,090	15,956
	New Jersey Building Auth. Rev.	5.000%	6/15/12		11,465	12,200
	New Jersey Building Auth. Rev.	5.000%	6/15/14		6,790	7,297
	New Jersey Building Auth. Rev.	5.000%	6/15/15		7,650	8,226
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11		4,000	4,193
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14		7,000	7,420
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15		5,420	5,745
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10	(4)	7,000	7,297
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		1,350	1,329
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,042
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		3,000	3,167
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13		14,670	15,597
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14		14,565	15,527
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) ARS	5.464%	3/1/25	(2)(Prere.)	21,065	21,065
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	10,000	10,603
[1]	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	2.230%	8/7/08		8,350	8,350
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/12		6,955	7,251
	New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/10	(2)(ETM)	14,705	15,470
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	2.640%	8/7/08	(4)	4,950	4,950
	New Jersey Transp. Corp. COP	5.500%	9/15/08	(2)	25,000	25,098
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11	(3)	30,000	32,147
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12	(3)	4,200	4,430
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12	(4)	8,000	8,848
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15	(4)(Prere.)	19,130	21,040
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.390%	8/7/08		9,995	9,995
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	5,000	5,246

	Newark NJ GO	5.000%	10/1/11	(4)	2,000	2,135
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/09		1,400	1,391
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10		3,640	3,582
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11		4,905	4,796
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		5,000	4,837
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12	(Prere.)	10,200	10,970
[3]	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	19,345	20,697
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	20,000	21,142
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	10,000	11,160
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13	(Prere.)	4,600	5,243
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13	(Prere.)	40,000	46,479
	Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13	(Prere.)	17,705	20,761
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		2,000	1,945
						434,627
New Mexico (0.6%)
	Albuquerque NM GO	5.000%	7/1/12	(2)	11,350	12,196
	Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12	(3)	8,000	7,874
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	20,000	20,127
	New Mexico Severance Tax Rev.	5.000%	7/1/10	(2)	2,000	2,094
	New Mexico Severance Tax Rev.	5.000%	7/1/11	(2)	2,000	2,118
	New Mexico Severance Tax Rev.	5.000%	7/1/11		1,000	1,061
	New Mexico Severance Tax Rev.	5.000%	7/1/12		1,550	1,660
						47,130
New York (11.3%)
	Battery Park City NY Auth. Rev.	5.250%	11/1/16		14,275	15,570
	Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09	(4)	3,140	3,216
[1]	Erie County NY IDA School Fac. Rev. TOB VRDO	2.440%	8/7/08	(4)	17,050	17,050
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11	(4)	16,690	15,287
	Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12	(1)	48,900	51,701
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.490%	8/7/08	(1)	42,605	42,605
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.500%	8/7/08	(4)	39,980	39,980

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11		22,080	23,439
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12		3,500	3,709
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12		14,110	15,093
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13		3,325	3,534
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14		50,000	52,625
[1]	Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	2.370%	8/7/08		4,795	4,795
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.740%	8/7/08	(4)	17,000	17,000
	New York City NY GO	5.250%	8/1/08		14,670	14,670
	New York City NY GO	5.250%	8/1/08		7,670	7,670
	New York City NY GO	5.250%	8/1/08	(ETM)	1,780	1,780
	New York City NY GO	5.000%	8/1/09		14,700	15,152
	New York City NY GO	5.000%	8/1/09		7,000	7,215
	New York City NY GO	5.250%	8/1/09		35,110	36,276
	New York City NY GO	5.000%	6/1/10		8,000	8,353
	New York City NY GO	5.000%	8/1/10		13,965	14,621
	New York City NY GO	5.000%	3/1/11		6,000	6,323
	New York City NY GO	5.750%	8/1/11	(1)	15,750	16,757
	New York City NY GO	5.000%	8/1/12		8,450	9,025
	New York City NY GO	5.000%	8/1/12		8,000	8,545
	New York City NY GO	5.250%	8/1/12		4,230	4,471
	New York City NY GO	5.750%	8/1/14	(2)	7,785	8,513
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10	(3)	3,090	3,196
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12	(3)	5,000	5,268
	New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13	(4)	4,435	4,822
[1]	New York City NY IDA Rev. TOB VRDO	2.760%	8/7/08		40,675	40,675
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		24,375	25,925
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		37,600	39,398
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11		14,370	15,387
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.390%	8/7/08	(4)	5,000	5,000
	New York State Dormitory Auth. Rev.	5.000%	8/15/09	(4) (7)	1,900	1,960
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.350%	8/7/08	(4)	17,295	17,295
	New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13	(3)	20,350	21,947

	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/09		2,055	2,054
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11		1,000	996
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12		1,000	996
	New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12	(2)	12,560	13,195
	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	10/20/08	(1)	14,650	14,713
	New York State GO	5.000%	4/15/09		2,900	2,968
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15		5,410	5,896
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18		7,000	7,351
	New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18		8,415	8,899
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/09	(1)(ETM)	4,000	4,090
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/10	(1)	2,500	2,623
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13	(3)	15,000	16,124
	New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/10		11,395	11,962
	New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13		5,500	5,941
[1]	New York State Thruway Auth. Rev. TOB VRDO	2.990%	8/7/08	(2)	15,370	15,370
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12		6,500	6,926
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		5,145	5,357
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		10,000	10,217
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12		7,000	7,402
	Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13		1,925	1,928
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17		14,950	15,423
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		20,000	20,839
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/08		14,000	14,145
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14	(ETM)	7,045	7,671

Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14		11,690	12,740
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/15		8,000	8,722
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		9,000	9,196
					879,592
North Carolina (3.1%)
Durham NC COP	5.000%	6/1/10		2,170	2,268
Durham NC COP	5.000%	6/1/11		1,080	1,142
Durham NC COP	5.000%	6/1/13		1,000	1,071
Greensboro NC GO	5.000%	3/1/10		5,425	5,671
North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/09		12,870	13,036
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10		25,745	26,449
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10		6,900	7,100
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11		15,500	16,088
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12		9,000	9,395
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14		5,000	5,143
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15		20,000	20,540
North Carolina GO	5.000%	3/1/12		13,980	15,013
North Carolina GO	5.000%	3/1/13		24,525	26,593
North Carolina GO	5.000%	3/1/14		24,625	26,874
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/09	(4)	10,000	10,161
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/10	(4)	10,000	10,401
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10		9,180	9,642
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14		2,775	2,904
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15		7,370	7,683
Wake County NC Public Improvement GO	5.000%	3/1/14		23,000	25,101
					242,275
Ohio (3.6%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.100%	8/1/08	LOC	3,200	3,200
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		10,000	10,033
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11		5,000	4,980

	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12		1,480	1,467
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14		5,495	5,389
	Cincinnati OH City School Dist. GO	5.000%	12/1/12	(4)	1,140	1,229
	Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)	2,000	2,176
[1]	Cleveland OH Water Works Rev. TOB VRDO	2.390%	8/7/08		12,690	12,690
	Columbus OH GO	5.000%	9/1/11		5,000	5,340
	Columbus OH GO	5.000%	6/15/12		7,955	8,562
	Columbus OH GO	5.000%	9/1/12		5,600	6,042
	Columbus OH GO	5.000%	9/1/13		10,430	11,353
	Columbus OH GO	5.000%	9/1/13		5,600	6,096
	Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09	(1)	4,200	4,083
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/08		6,945	6,977
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,818
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,818
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,555
	Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11		12,000	12,283
	Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12	(4)	3,055	3,262
	Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14		12,000	13,125
	Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10	(4)	11,510	12,246
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08		18,440	18,671
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12	(Prere.)	5,000	5,490
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	2.300%	8/1/08		3,900	3,900
	Ohio Higher Educ. GO	5.250%	11/1/11		5,000	5,380
	Ohio Highway Capital Improvements GO	5.000%	5/1/12		6,280	6,736
	Ohio Highway Capital Improvements GO	5.000%	5/1/13		6,300	6,817
	Ohio Highway Capital Improvements Rev.	5.250%	5/1/12		6,805	7,373
	Ohio Infrastructure Improvement GO	5.000%	3/1/10		4,000	4,175
	Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10	(1)	7,140	7,505
	Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11	(1)	3,800	4,038
	Ohio Water Dev. Auth. PCR	5.250%	12/1/09		3,625	3,788
	Ohio Water Dev. Auth. PCR	5.000%	6/1/13		7,000	7,595

Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14	(Prere.)	6,300	6,865
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	2.450%	8/7/08		36,000	36,000
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12		2,625	2,682
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13		2,760	2,809
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14		2,895	2,941
					278,489
Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	10,000	10,742
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12	(4)	3,500	3,739
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13		2,000	2,107
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14		4,900	5,172
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15		4,670	4,902
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15	(1)	9,035	9,657
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15		8,640	9,344
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11		10,000	10,542
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	(4)	5,300	5,609
					61,814
Oregon (0.3%)
Oregon State Dept. Administrative Services	5.250%	11/1/11	(1)	12,090	12,935
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12	(1)	5,000	5,286
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/14	(1)	5,000	5,009
					23,230
Pennsylvania (4.4%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		36,000	37,926
Allegheny County PA Port Auth. Rev.	6.375%	3/1/09	(1)(Prere.)	5,500	5,705
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10		2,690	2,748
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12		2,970	2,998
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		3,280	3,255
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		1,165	1,156
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		3,440	3,378

Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		1,140	1,119
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		3,610	3,497
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		1,175	1,138
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		17,000	16,876
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/10		2,500	2,564
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/11		2,500	2,559
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/13		5,675	5,732
Pennsylvania GO	5.000%	10/1/10	(3)	22,485	23,672
Pennsylvania GO	5.500%	2/1/12		20,950	22,743
Pennsylvania GO	5.000%	8/1/12		20,705	22,287
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	6.000%	5/1/09	(Prere.)	3,470	3,582
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/08		2,500	2,502
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11	(2)	4,000	4,243
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13		5,630	5,885
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11	(2)(Prere.)	12,010	13,068
Philadelphia PA Gas Works Rev.	5.250%	7/1/09	(4)	8,885	9,155
Philadelphia PA Gas Works Rev.	5.500%	8/1/11	(4)(Prere.)	3,315	3,579
Philadelphia PA GO	5.000%	8/1/11	(11)	5,495	5,707
Philadelphia PA GO	5.000%	8/1/13	(4)	19,000	20,239
Philadelphia PA GO	5.125%	8/1/13	(11)	6,050	6,361
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.000%	8/1/08		56,000	56,000
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	7,420	7,978
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	6,415	6,897
Philadelphia PA School Dist. GO	5.500%	8/1/11	(4)	5,100	5,480
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15	(2)	1,500	1,580
Pittsburgh PA GO	5.000%	9/1/09	(1)(ETM)	11,650	12,057
Pittsburgh PA GO	5.000%	9/1/09	(1)	2,815	2,875
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08	(2)	4,500	4,528
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10	(Prere.)	5,175	5,453

	York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/08	(3)	2,485	2,511
						339,033
Puerto Rico (1.0%)
	Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11		2,650	2,728
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12		4,510	4,688
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13		4,000	4,202
	Puerto Rico GO	5.000%	7/1/09	(ETM)	3,595	3,706
	Puerto Rico GO	5.000%	7/1/09	(ETM)	460	474
	Puerto Rico GO PUT	5.000%	7/1/12		16,000	16,005
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11	(2)	5,550	5,789
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12	(2)	3,000	3,139
	Puerto Rico Muni. Finance Agency	5.000%	8/1/10		5,000	5,147
	Puerto Rico Muni. Finance Agency	5.000%	8/1/11		7,000	7,202
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	23,265	23,659
						76,739
Rhode Island (0.1%)
	Providence RI GO PUT	3.950%	1/15/11	(11)	5,000	5,111
	Rhode Island State & Providence Plantations GO	5.000%	11/1/08	(3)	3,545	3,574
						8,685
South Carolina (1.0%)
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/08		1,745	1,762
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09		2,245	2,324
[1]	Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.) TOB VRDO	2.240%	8/7/08		37,500	37,500
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13		8,575	9,049
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14		9,355	9,881
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15		7,380	7,778
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2)(Prere.)	10,000	10,717
						79,011
South Dakota (0.2%)
	South Dakota State Building Auth. Rev.	5.000%	12/1/09	(2)	5,955	6,186
	South Dakota State Building Auth. Rev.	5.000%	12/1/10	(2)	2,680	2,826
	South Dakota State Building Auth. Rev.	5.000%	12/1/11	(2)	1,000	1,065
	South Dakota State Building Auth. Rev.	5.000%	12/1/12	(2)	3,005	3,221
						13,298
Tennessee (2.5%)
	Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	5,000	5,274
	Memphis TN Electric System Rev.	5.000%	12/1/11	(1)	17,000	18,107
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08		3,925	3,952
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08		1,075	1,083

Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	16,372
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	19,075	19,431
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	30,890	32,103
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/10		2,570	2,663
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/11		2,230	2,331
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/12		2,300	2,417
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/13		3,600	3,800
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/14		4,805	5,079
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/15		5,390	5,686
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/16		2,500	2,634
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		10,000	10,147
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11		5,000	5,051
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12		10,000	10,073
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13		28,000	28,036
Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/08		20,500	20,511
					194,750
Texas (10.8%)
Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14		2,855	3,145
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/10		5,000	5,256
Dallas TX GO	5.000%	2/15/09		6,540	6,658
Dallas TX GO	5.000%	2/15/10		6,540	6,817
Dallas TX GO	5.000%	2/15/12		26,935	28,791

	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	(4)	5,950	6,273
	Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10		5,570	5,908
	El Paso TX GO	5.500%	8/15/08	(4)	2,465	2,469
	El Paso TX Water & Sewer Rev.	5.000%	3/1/14	(4)	2,175	2,352
	El Paso TX Water & Sewer Rev.	5.000%	3/1/15	(4)	1,500	1,624
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		7,500	7,724
	Garland TX GO	5.250%	2/15/11	(4)	2,255	2,393
	Garland TX GO	5.250%	2/15/12	(4)	2,500	2,686
	Garland TX Independent School Dist.	5.000%	2/15/12		4,210	4,499
	Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12		27,465	27,927
	Harlingen TX Independent School Dist. GO	5.500%	8/15/09	(Prere.)	4,000	4,156
	Harris County TX Flood Control Dist. GO	5.000%	10/1/11		5,005	5,335
	Harris County TX Flood Control Dist. GO	5.250%	10/1/14	(Prere.)	8,360	9,253
[1]	Harris County TX GO TOB VRDO	2.440%	8/7/08		6,095	6,095
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	2.100%	8/1/08		25,000	25,000
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	54,000	54,000
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	1,650	1,650
	Harris County TX Toll Road Rev.	6.000%	8/1/09	(3)	4,750	4,944
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/12	(4)	24,250	25,724
	Houston TX GO	5.000%	3/1/10	(1)	5,120	5,335
	Houston TX GO	5.500%	9/1/10	(4)(Prere.)	10,885	11,590
	Houston TX Independent School Dist. GO	0.000%	2/15/12		5,535	4,900
	Houston TX Independent School Dist. GO	5.000%	2/15/13		9,000	9,671
	Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,700	2,828
	Houston TX Util. System Rev.	5.250%	11/15/11	(4)	4,425	4,733
	Houston TX Util. System Rev.	5.000%	11/15/12	(4)	4,270	4,565
	Houston TX Util. System Rev.	5.250%	5/15/16	(1)	10,000	10,639
	Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	12,000	12,506
	Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11		2,050	2,178
	Lewisville TX Independent School Dist.	0.000%	8/15/09		2,430	2,374
	Lewisville TX Independent School Dist.	0.000%	8/15/10		5,000	4,729
	Lewisville TX Independent School Dist.	5.000%	8/15/13		8,225	8,882
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17	(2)	17,195	17,811
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		17,500	17,724
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) TOB PUT	4.750%	3/2/09	(2)	39,000	39,000
	Montgomery County TX PUT	5.000%	9/1/10	(4)	9,000	9,450
	Montgomery County TX PUT	5.000%	9/1/10	(4)	3,000	3,150
	North Texas Tollway Auth. BAN	4.125%	11/19/08		62,985	63,039

	North Texas Tollway Auth. Rev.	5.000%	1/1/12		5,580	5,814
	North Texas Tollway Auth. Rev.	5.250%	1/1/12		71,215	72,750
	Northside TX Independent School Dist. PUT	3.780%	6/1/09		10,000	10,143
	Northside TX Independent School Dist. PUT	3.600%	8/1/09		10,305	10,400
	Northside TX Independent School Dist. PUT	3.700%	8/1/10		8,500	8,550
	Round Rock TX Independent School Dist. GO	0.000%	8/15/09	(1)	6,750	6,586
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13		24,325	24,632
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14		12,360	12,445
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/11		4,350	4,622
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,210	7,966
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		22,000	22,230
	San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/08	(2)	10,000	10,012
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/13		3,000	3,229
	Spring Branch TX Independent School Dist. GO	5.000%	2/1/14		3,635	3,933
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12		3,500	3,655
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13		1,385	1,452
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,830	5,119
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,210	4,462
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.215%	12/15/09		25,560	24,768
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.260%	9/15/10		10,000	9,867
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12		5,000	4,852
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13		1,000	956
	Texas Muni. Power Agency Rev.	4.400%	9/1/11	(3)	10,185	10,196
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		9,605	10,270
	Texas State Transp. Comm. First Tier	5.000%	4/1/13		12,000	12,934
	Texas State Transp. Comm. First Tier	5.000%	4/1/14		27,410	29,689
[3]	Texas State Univ. System Rev.	5.000%	3/15/12		2,380	2,529
[3]	Texas State Univ. System Rev.	5.000%	3/15/15		7,005	7,519
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09		1,415	1,446
	Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/08		1,500	1,504

Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/09		2,125	2,154
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,610	2,699
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,500	2,585
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10		4,175	4,383
Williamson County TX GO	5.500%	2/15/11	(4)(Prere.)	4,845	5,180
					837,314
Utah (0.3%)
Salt Lake County UT GO	5.000%	6/15/10		9,100	9,564
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11	(4)	6,000	5,527
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12	(4)(Prere.)	4,425	4,792
					19,883
Virginia (1.5%)
Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13		5,000	4,926
Fairfax County VA Water Auth. Rev.	5.000%	4/1/14	(Prere.)	21,535	23,360
Loudoun County VA GO	5.250%	11/1/08		4,410	4,450
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11		5,810	5,874
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	48,400	10,741
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	10,000	3,808
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	10,000	2,495
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	2,700	2,189
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	1,845	976
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	1,125	632
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	5,000	5,551
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/10		17,925	18,681
Virginia GO	5.000%	6/1/14		8,750	9,574
Virginia Public Building Auth. Rev.	5.000%	8/1/13		5,000	5,426
Virginia Public School Auth. Rev.	5.250%	8/1/08		6,950	6,950
Virginia Public School Auth. Rev.	5.000%	8/1/09		2,720	2,810
Virginia Public School Auth. Rev.	5.000%	8/1/09		2,000	2,066
Virginia Public School Auth. Rev.	5.000%	8/1/10		2,865	3,015
Virginia Public School Auth. Rev.	5.000%	8/1/10		2,500	2,631
Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,598
					117,753
Washington (4.2%)
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14	(2)	8,125	8,799

	Douglas County WA Public Util. Dist. No. 1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/08	(1)	1,250	1,253
	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10	(1)	12,795	13,524
	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.000%	7/1/15		7,500	8,099
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11		45,365	48,010
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12		2,500	2,668
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17	(1)	8,000	8,562
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17	(1)	7,300	7,962
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		8,450	9,125
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		6,000	6,480
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(4)	10,000	10,992
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(2)	9,000	9,817
[1]	Kent WA Special Events Center Public Fac. Dist. Rev. TOB VRDO	2.660%	8/7/08	(4)	5,160	5,160
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/11		18,000	19,214
[1]	King County WA (Bellevue School Dist.) TOB VRDO	2.440%	8/7/08		11,855	11,855
	King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10		12,385	13,087
[1]	King County WA Sewer Rev. TOB VRDO	3.500%	8/7/08	(1)	10,890	10,890
	Port of Seattle WA Rev.	5.000%	3/1/11	(4)	8,275	8,724
	Port of Seattle WA Rev.	5.000%	3/1/12	(4)	5,000	5,318
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10	(1)	3,565	3,652
	Seattle WA Water System Rev.	5.000%	2/1/15	(4)	4,725	5,115
	Tacoma WA Electric System Rev.	5.000%	1/1/12	(4)	5,000	5,302
	Tacoma WA Electric System Rev.	5.000%	1/1/13	(4)	10,485	11,212
	Tacoma WA Electric System Rev.	5.000%	1/1/14	(4)	25,720	27,660
	Thurston County Washington School District GO	5.000%	12/1/15	(4)	7,100	7,513
	Washington GO	5.500%	9/1/08	(4)	4,650	4,665
	Washington GO	5.000%	7/1/09		5,520	5,686
	Washington GO	4.000%	1/1/11		12,585	12,974
	Washington GO	5.000%	7/1/12	(2)	11,530	12,314
[1]	Washington GO TOB VRDO	2.500%	8/7/08		10,700	10,700
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.550%	8/7/08	(4)	10,500	10,500

Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.550%	8/7/08	(4)	3,000	3,000
					329,832
Wisconsin (0.7%)
Wisconsin GO	5.000%	5/1/10		5,160	5,402
Wisconsin GO	5.000%	5/1/12	(1)	15,775	16,839
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/10	LOC	3,185	3,270
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14	(4)	5,000	5,307
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15	(4)	2,000	2,111
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14	(4)	4,145	4,484
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15	(4)	11,390	12,329

[1]	Wisconsin Public Power System Power Supply System Rev. TOB VRDO	2.790%	8/7/08	(4) 8,700	8,700
					58,442
Total Tax-Exempt Municipal Bonds (Cost $7,548,277)					7,597,498
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.3%)
[4]	Vanguard Municipal Cash Management Fund (Cost $181,234)	2.251%		181,233,881	181,234
Total Investments (100.1%) (Cost $7,729,511)					7,778,732
Other Assets and Liabilities-Net (-0.1%)					(4,039)
Net Assets (100%)					7,774,693

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $404,995,000, representing 5.2% of net assets.

2	Securities with a value of $5,372,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2008.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2008, the cost of investment securities for tax purposes was $7,729,864,000. Net unrealized appreciation of investment securities for tax purposes was $48,868,000, consisting of unrealized gains of $70,528,000 on securities that had risen in value since their purchase and $21,660,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted dialy settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts )	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(1,585)	176,466	(2,133)
10-Year U.S. Treasury Note	(984)	112,991	(1,644)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.9%)
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/09	(3)(Prere.)	29,405	30,170
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/09	(3)(Prere.)	5,785	5,935
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.375%	2/1/09	(3)(Prere.)	5,270	5,413
						41,518
Alaska (0.0%)
	Anchorage AK GO	5.125%	12/1/09	(3)	2,000	2,080
Arizona (1.2%)
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/09		4,690	4,742
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09	(2)	5,500	5,660
	Pima County AZ COP	5.000%	6/1/10		7,300	7,590
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(1)	15,000	15,691
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.290%	8/7/08		24,790	24,790
						58,473
Arkansas (0.1%)
	Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10	(3)	3,000	3,135
California (3.2%)
	California Communities NT Program NT Participation TRAN	3.000%	7/31/09		15,000	15,188
	California GO	5.000%	3/1/09		22,400	22,815
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/08		1,065	1,072
	California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		5,000	5,014
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/09		3,000	3,077
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/10		3,000	3,106
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/11		5,000	5,206
	California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		10,000	10,485
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10		16,000	16,675
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10		16,000	16,784
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11		8,000	8,485

	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10		5,000	5,067
	Foothill/Eastern Corridor Agency California Toll Road Rev.	7.150%	1/1/10	(Prere.)	5,000	5,455
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	5,000	5,425
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	10,000	10,876
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	5,000	5,465
	Northern California Power Agency (Geothermal Project)	5.000%	7/1/09	(ETM)	5,415	5,565
	San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		10,000	10,588
						156,348
Colorado (1.9%)
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	2.100%	8/1/08	LOC	16,500	16,500
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10		15,000	15,219
[1]	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	2.440%	8/7/08	(4)	13,330	13,330
	Colorado State Education Loan Program TRAN	3.250%	8/5/08		15,000	15,001
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11	(1)	15,000	15,366
[1]	Jefferson County CO School Dist. GO TOB VRDO	2.440%	8/7/08	(4)	14,780	14,780
	Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10		2,500	2,617
						92,813
Connecticut (0.4%)
[2]	Connecticut Revolving Fund	5.000%	2/1/11		4,130	4,373
[2]	Connecticut Revolving Fund	5.000%	2/1/12		4,000	4,285
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.000%	10/1/09	(1)	11,940	12,502
						21,160
Delaware (0.3%)
[1]	Delaware Transp. Auth. Transp. System Rev. TOB VRDO	2.990%	8/7/08		15,270	15,270
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/09	(2)	4,630	4,733
	District of Columbia GO	5.000%	1/1/10	(3)	4,000	4,113
	District of Columbia GO	5.500%	6/1/10	(4)	10,000	10,531
[1]	District of Columbia GO TOB VRDO	2.260%	8/7/08	LOC	4,600	4,600
						23,977
Florida (10.1%)
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.500%	12/1/08		9,000	9,104
	Charlotte County FL Util. VRDO	2.390%	8/7/08	(4)	13,915	13,915
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/09	(1)	30,605	30,920

	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(1)	28,405	29,145
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,604
	Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10	(4)	2,920	3,061
	Dade County FL School Dist. GO	5.000%	8/1/09	(1)	8,595	8,828
	Florida Board of Educ. Public Educ.	5.000%	6/1/10		16,120	16,899
	Florida Board of Educ. Public Educ.	5.250%	6/1/10		4,925	5,185
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/09		2,855	2,934
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/09	(2)	6,890	7,066
[1]	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.240%	8/7/08	(13)	14,195	14,195
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(1)	5,000	5,123
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/09		44,700	45,565
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10		24,550	25,367
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		10,000	10,309
	Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11		5,000	5,005
	Florida Turnpike Auth. Rev.	5.000%	7/1/10	(1)	9,830	10,296
	Highlands County FL Health Fac. Auth. Rev. (Adventist Health System) ARS	3.230%	11/15/35	(4)	15,400	15,400
	Highlands County FL Health Rev. (Adventist Health System) ARS	3.000%	11/15/35	(4)	13,850	13,850
	Highlands County FL Health Rev. (Adventist Health System) ARS	3.230%	11/15/35	(4)	30,025	30,025
	Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		13,000	13,242
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	2.100%	8/1/08	LOC	19,000	19,000
	Jacksonville FL Electric Auth. Electric System Rev	5.000%	10/1/10		5,380	5,651
	Jacksonville FL Electric Auth. Electric System Rev	5.000%	10/1/11		12,000	12,712
	Jacksonville FL Electric Auth. Electric System Rev	5.000%	10/1/12		12,000	12,802
	Lakeland FL Energy Systems Rev.	5.500%	10/1/10	(1)(Prere.)	4,300	4,588
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. TOB VRDO	2.290%	8/7/08	(13)	6,940	6,940
	Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11	(1)	5,000	4,997
	Ocala FL Water & Sewer Rev.	5.750%	10/1/11	(3)(Prere.)	13,605	14,972
[1]	Orange County FL Health Fac. Auth. Rev. TOB VRDO	2.660%	8/7/08	(4)	17,945	17,945
[1]	Orange County FL School Board COP TOB VRDO	2.290%	8/7/08	LOC	9,200	9,200
[1]	Orlando & Orange County FL Expressway Auth. TOB VRDO	2.640%	8/7/08	(4)	11,355	11,355

	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		21,000	21,677
	Orlando FL Waste Water System Rev.	5.000%	10/1/10	(2)	2,805	2,950
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,000	4,162
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.300%	10/1/08	LOC	2,500	2,505
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/09	LOC	4,600	4,682
						497,176
Georgia (3.7%)
[1]	Augusta GA Water & Sewer Rev. TOB VRDO	2.760%	8/7/08	(4)	1,315	1,315
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		9,300	9,322
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	7/14/09		10,000	10,041
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		9,880	9,766
	Burke County GA Dev. Auth. PCR (Georgia Power Co.Plant Vogtle) PUT	3.750%	1/12/12		5,000	4,942
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(1)	7,500	7,664
	Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10		2,000	2,092
	Coffee County GA School Dist. GO	6.000%	8/1/08		1,890	1,890
	Coffee County GA School Dist. GO	6.000%	8/1/09		3,060	3,189
[1]	Fulton County GA Water & Sewer Rev. TOB VRDO	2.410%	8/7/08	(4)	4,295	4,295
	Georgia GO	5.000%	8/1/09		15,995	16,527
	Georgia GO	5.000%	12/1/09		9,445	9,839
	Georgia GO	5.000%	10/1/10		7,620	8,054
	Georgia GO	5.000%	12/1/10		9,985	10,590
[1]	Georgia GO TOB VRDO	2.270%	8/7/08		13,115	13,115
[1]	Georgia GO TOB VRDO	2.270%	8/7/08		10,020	10,020
	Henry County GA School Dist. GO	5.000%	4/1/09		15,350	15,689
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		12,000	12,185
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		9,000	8,999
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/12		3,010	3,162
	Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/09	(2)	12,500	12,645
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		5,000	5,313
						180,654
Hawaii (1.0%)
	Honolulu HI City & County GO	8.000%	10/1/09		26,940	28,836
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	4,515	4,733
	Honolulu HI City & County GO	5.000%	7/1/10	(3)	4,065	4,257

	Honolulu HI City & County GO	5.000%	7/1/10	(1)	3,980	4,172
[1]	Honolulu HI City & County TOB VRDO	2.500%	8/7/08	(1)	3,520	3,520
[1]	Honolulu HI City & County Waste Water GO TOB VRDO	2.790%	8/7/08	(4)	4,995	4,995
						50,513
Illinois (4.9%)
	Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10	(1)(ETM)	2,775	2,941
	Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11	(1)	3,000	3,237
[1]	Chicago IL Board of Educ. TOB VRDO	2.590%	8/7/08	(4)	9,780	9,780
	Chicago IL GO	5.125%	1/1/09	(3)(Prere.)	14,030	14,374
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(4)	2,670	2,748
	Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10	(ETM)	10,000	10,653
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	2.640%	8/7/08	(4)	12,020	12,020
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	3.740%	8/7/08	(1)	9,330	9,330
	Chicago IL Park Dist. GO	5.000%	1/1/10	(3)	8,145	8,452
	Chicago IL Transit Auth. Rev.	5.250%	6/1/09	(2)	1,000	1,025
[1]	Chicago IL Water Rev. TOB VRDO	2.340%	8/7/08	(4)	5,205	5,205
[1]	Chicago IL Water Rev. TOB VRDO	2.460%	8/7/08	(4)	10,000	10,000
[1]	Chicago IL Water Rev. TOB VRDO	2.590%	8/7/08	(4)	7,495	7,495
[1]	Cook County IL GO TOB VRDO	2.740%	8/7/08		7,520	7,520
	Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12	(3)(Prere.)	3,750	4,097
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,060	7,206
	Illinois Finance Auth. Rev. (Loyola Academy) PUT	3.875%	10/1/08	LOC	5,000	5,010
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.100%	8/1/08		16,600	16,600
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,800	3,907
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,600	3,702
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	4,000	4,130
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	3,490	3,603
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,354
	Illinois GO	5.750%	1/1/09	(3)	3,000	3,049
	Illinois GO	4.250%	6/1/09		3,400	3,472
	Illinois GO	5.000%	6/1/09		8,955	9,200
	Illinois GO	5.250%	8/1/09	(1)	2,135	2,208
	Illinois GO	5.500%	8/1/09		8,610	8,930
	Illinois GO	5.000%	10/1/09		14,800	15,349
	Illinois GO	5.000%	1/1/10		6,000	6,236
[1]	Illinois GO TOB VRDO	2.990%	8/7/08		30,605	30,605

[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.640%	8/7/08		2,600	2,600
	Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/08	(2)	2,395	2,398
						241,436
Indiana (2.9%)
	Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10	(Prere.)	3,100	3,329
[1]	Indiana Bond Bank Rev. TOB VRDO	2.660%	8/7/08	(4)	5,020	5,020
	Indiana Finance Auth. Rev.	5.000%	11/1/12		12,130	12,837
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		4,000	4,027
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		10,000	10,061
	Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		5,000	5,030
	Indiana Finance Auth. Rev. VRDO	2.130%	8/7/08		10,800	10,800
	Indiana Finance Auth. Rev. VRDO	2.130%	8/7/08		10,000	10,000
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10		17,565	18,128
[1]	Indiana Muni. Power Agency Rev. TOB VRDO	3.500%	8/7/08	(1)	31,620	31,620
	Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10	(4)	6,535	6,854
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/08		8,260	8,260
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09		9,270	9,561
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.740%	8/7/08		8,480	8,480
						144,007
Iowa (1.1%)
	Iowa Finance Auth. Hosp. Fac. Rev. (Iowa Health System) VRDO	2.400%	8/7/08		28,000	28,000
	Iowa Finance Auth. Hosp. Fac. Rev. (Iowa Health System) VRDO	2.400%	8/7/08		27,870	27,870
						55,870
Kansas (0.1%)
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09		750	765
[1]	Wyandotte County Kansas City KS Unified Govt. Util. System Rev. TOB VRDO	2.760%	8/7/08	(4)	4,730	4,730
						5,495
Kentucky (1.1%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	7/15/09	(2)	4,500	4,624
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/09	(1)	14,455	14,939
	Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10		5,000	5,024
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/09	(3)	2,000	2,033
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/10	(3)	2,190	2,269
	Kentucky Property & Building Comm. Rev.	5.125%	9/1/10	(Prere.)	5,955	6,296
	Kentucky Rural Water Finance Corp. Rev. (Public Project Construction Notes) PUT	2.625%	10/1/08		11,000	10,998

[1]	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	2.270%	8/7/08	(13)	6,640	6,640
						52,823
Louisiana (0.6%)
	Louisiana GO	5.000%	5/1/09	(4)	14,015	14,355
	Louisiana GO	5.000%	7/15/10	(11)	2,000	2,090
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		10,000	10,320
						26,765
Maryland (0.5%)
	Maryland GO	5.000%	3/15/10		18,520	19,380
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11		5,000	5,196
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11		750	758
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12		1,000	1,045
						26,379
Massachusetts (3.6%)
[1]	Massachusetts College Building Auth. Rev. TOB VRDO	2.240%	8/7/08	(Prere.)	13,095	13,095
	Massachusetts GAN	5.750%	6/15/09		10,900	11,292
	Massachusetts GO	5.250%	1/1/09		10,000	10,152
	Massachusetts GO	5.500%	2/1/09	(1)	8,785	8,950
	Massachusetts GO	5.000%	11/1/09		10,000	10,401
	Massachusetts GO	5.875%	2/1/10	(Prere.)	16,585	17,628
	Massachusetts GO	5.875%	2/1/10	(Prere.)	7,600	8,078
[3]	Massachusetts GO	5.750%	6/1/10	(Prere.)	35,045	37,163
	Massachusetts GO	6.000%	6/1/10	(Prere.)	10,000	10,649
	Massachusetts GO	5.250%	8/1/10		2,000	2,114
[1]	Massachusetts GO TOB VRDO	2.450%	8/7/08	(4)	5,000	5,000
[1]	Massachusetts GO TOB VRDO	2.640%	8/7/08	(2)	3,950	3,950
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12		3,000	3,109
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12		5,000	5,106
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/09		11,500	11,888
[1]	Massachusetts Water Pollution Abatement Trust TOB VRDO	2.440%	8/7/08	(4)	5,705	5,705
	Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11	(1)	3,415	3,585
	Springfield MA GO	5.000%	8/1/09	(1)	5,660	5,813
						173,678
Michigan (3.5%)
	Detroit MI Capital Improvement GO	5.000%	4/1/09	(4)	6,135	6,262
	Detroit MI GO	5.000%	4/1/11	(12)	8,465	8,776
	Detroit MI GO	5.000%	4/1/12	(12)	8,860	9,251
	Detroit MI Sewer System Rev.	6.000%	7/1/09	(1)	5,000	5,156
	Detroit MI Sewer System Rev.	6.000%	1/1/10	(3)(Prere.)	10,000	10,638

	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	5,690	5,941
	Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/08	(2)	5,000	5,077
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	6,250	6,571
	Michigan Building Auth. Rev.	5.000%	10/15/08	(4)	16,000	16,096
	Michigan Building Auth. Rev.	5.000%	10/15/09	(4)	5,000	5,168
	Michigan Building Auth. Rev.	5.000%	10/15/10	(4)	12,325	12,901
	Michigan Building Auth. Rev.	5.250%	10/15/10		5,360	5,518
	Michigan Comprehensive Transp. Rev.	5.500%	5/15/10	(4)	2,070	2,185
	Michigan GO	5.000%	5/1/11		5,000	5,290
[1]	Michigan GO TOB VRDO	2.490%	8/7/08	(4)	11,900	11,900
[1]	Michigan Hosp. Finance Auth. Rev. (Ascension Health) TOB VRDO	2.240%	8/7/08	(Prere.)	26,000	26,000
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		3,000	3,070
[1]	Michigan Trunk Line Rev. TOB VRDO	2.350%	8/7/08	(4)	24,125	24,125
						169,925
Minnesota (0.5%)
	Minnesota GO	5.000%	11/1/10		10,000	10,585
	Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.000%	1/1/09	(2)	5,000	5,061
[2]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/09		2,800	2,866
[2]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/11		2,000	2,087
[2]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/12		5,000	5,240
						25,839
Mississippi (0.5%)
	Jackson State Univ. Educ. Building Corp. PUT	5.000%	3/1/11		5,000	5,131
	Mississippi GO	5.000%	10/1/09		5,770	5,983
	Mississippi GO	6.000%	11/1/09	(Prere.)	10,800	11,351
						22,465
Missouri (0.6%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PU	3.950%	10/1/09	LOC	5,000	5,055
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		10,000	10,094
	Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		5,000	5,017
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09		9,165	9,395
						29,561
Multiple States (0.0%)
[1]	Various States TOB VRDO	2.250%	8/7/08		390	390
Nebraska (0.2%)
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/08		5,000	5,025

	Nebraska Public Power Dist. Rev.	5.250%	1/1/09	(1)	4,130	4,182
						9,207
Nevada (4.9%)
	Clark County NV Bond Bank GO	5.000%	11/1/09	(2)	6,010	6,232
	Clark County NV Bond Bank GO	5.000%	6/1/12		5,000	5,346
	Clark County NV GO	5.500%	7/1/10	(1)(Prere.)	23,000	24,385
	Clark County NV Highway Imrpovement Motor VehiclelFuel Tax	5.000%	7/1/11	(2)	7,120	7,527
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/10		1,500	1,556
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11		3,595	3,748
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12		2,700	2,833
	Clark County NV School Dist. GO	5.250%	6/15/09	(1)	16,920	17,417
	Clark County NV School Dist. GO	5.250%	6/15/09	(4)(Prere.)	5,000	5,151
	Clark County NV School Dist. GO	4.500%	6/15/10	(2)	20,110	20,855
	Clark County NV School Dist. GO	5.000%	6/15/10	(1)	10,730	11,225
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	13,675	14,391
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	10,495	10,750
	Clark County NV School Dist. GO	5.500%	12/15/11	(4)(Prere.)	6,000	6,527
[1]	Clark County NV TOB VRDO	2.250%	8/7/08		9,770	9,770
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/10		6,120	6,371
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11		2,925	3,087
[1]	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.990%	8/7/08		56,325	56,325
	Nevada GO	6.000%	5/15/09		6,500	6,712
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/09	(1)	5,000	5,196
[1]	Washoe County Nevada School Dist. TOB VRDO	2.340%	8/7/08	(4)	16,770	16,770
						242,174
New Hampshire (0.4%)
	New Hampshire Health & Educ. Fac. Auth. Rev. (Dartmouth College) VRDO	2.500%	8/1/08		18,545	18,545
New Jersey (3.0%)
	Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10	(4)	6,495	6,842
	Garden State Preservation Trust New Jersey	5.250%	11/1/09	(4)	4,500	4,689
	New Jersey Building Auth. Rev.	5.000%	6/15/10		7,505	7,845
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12		7,570	7,987
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	11,455	11,719
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	3,300	3,371

	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	1,190	1,216
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	3/1/10	(4)	6,225	6,375
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,041
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	7,015	7,234
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	2,000	2,057
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		5,055	5,304
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11		4,500	4,764
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/09		5,610	5,801
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10		10,000	10,521
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/09		2,330	2,396
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11		3,200	3,335
	New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12		3,995	4,197
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	2,025	2,237
[2]	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	5,000	5,349
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12	(Prere.)	5,000	5,558
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	35,885	37,934
						147,772
New Mexico (0.7%)
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	14,335	14,426
	New Mexico Severance Tax Rev.	5.000%	7/1/09		15,755	16,224
	New Mexico Severance Tax Rev.	5.000%	7/1/09	(2)	2,000	2,058
	New Mexico Severance Tax Rev.	5.000%	7/1/09		1,000	1,030
	New Mexico Severance Tax Rev.	5.000%	7/1/10		1,000	1,049
						34,787
New York (8.0%)
[1]	Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	4.000%	8/7/08	(1)	32,095	32,095
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.490%	8/7/08	(1)	11,385	11,385
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/08		7,775	7,844
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09		2,755	2,841
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	(ETM)	22,260	23,212

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10		2,000	2,092
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10		12,730	13,387
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12		20,000	20,915
[1]	Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	2.370%	8/7/08		11,425	11,425
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.260%	8/7/08	(13)	11,780	11,780
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.740%	8/7/08	(4)	6,360	6,360
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	3.500%	8/7/08	(2)	27,890	27,890
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	10/1/10		4,000	4,225
	New York City NY GO	5.000%	8/1/08		20,000	20,000
	New York City NY GO	5.000%	8/1/08		5,000	5,000
	New York City NY GO	4.000%	8/1/09		20,765	21,198
	New York City NY GO	5.000%	8/1/09		6,895	7,107
	New York City NY GO	5.000%	8/1/09	(ETM)	3,900	4,033
	New York City NY GO	5.000%	8/1/09		30	31
	New York City NY GO	5.500%	8/1/09		18,310	18,963
	New York City NY GO	5.500%	8/1/09	(ETM)	3,070	3,190
	New York City NY GO	5.000%	8/1/10		3,000	3,141
	New York City NY GO	5.250%	11/1/10	(2)	7,715	8,136
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09	(3)	2,000	2,048
[1]	New York City NY IDA Rev. TOB VRDO	2.760%	8/7/08		30,000	30,000
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		4,950	5,265
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		4,000	4,191
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/09	(ETM)	5,000	5,202
	New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09	(1)	10,000	10,277
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(1)	6,200	6,585
	New York State Urban Dev. Corp. Rev. (Correctional Fac.) PUT	5.250%	1/1/09		21,105	21,387
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/10		2,800	2,911
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		32,500	33,842
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		5,000	5,109
						393,067
North Carolina (1.9%)
	Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/09		3,700	3,768
	North Carolina GO	4.600%	4/1/09	(Prere.)	9,000	9,357

North Carolina GO	5.000%	4/1/10		4,000	4,189
North Carolina GO	5.500%	3/1/11		16,510	17,724
North Carolina Muni. Power Agency Rev.	0.000%	1/1/09	(1)	5,525	5,474
North Carolina Muni. Power Agency Rev.	4.000%	1/1/10		2,000	2,027
North Carolina Muni. Power Agency Rev.	5.250%	1/1/13		6,000	6,343
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13		10,000	10,672
Wake County NC Public Improvement GO	5.000%	3/1/09		10,000	10,197
Wake County NC Public Improvement GO	5.000%	3/1/10		21,800	22,790
					92,541
Ohio (2.4%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/09		8,000	8,055
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/10		3,000	3,038
Columbus OH GO	5.000%	6/15/09		3,000	3,088
Columbus OH GO	5.000%	9/1/11		5,605	5,986
Columbus OH GO	5.000%	9/1/11		5,440	5,810
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/08	(1)	4,580	4,604
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(1)	11,680	12,104
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(1)	11,580	12,000
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/08	(1)	1,110	1,116
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	4/1/09		2,500	2,554
Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09		5,000	5,139
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09		10,000	10,400
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	2.300%	8/1/08		20,400	20,400
Ohio Infrastructure Improvement GO	5.000%	8/1/09		4,400	4,545
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10		7,270	7,647
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/08	(1)	1,345	1,349
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	2.450%	8/7/08		5,680	5,680
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/10		2,380	2,429
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11		2,500	2,557
					118,501
Oklahoma (0.6%)
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12		1,875	1,968
Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10		5,000	5,234
Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12	(4)	5,000	4,954
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09	(4)	4,620	4,737

Tulsa County OK Public Fac. Auth. Rev.	5.000%	6/1/09	(2)	11,725	12,034
					28,927
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.000%	9/1/09	(4)	13,195	13,655
Oregon State Dept. Administrative Services	5.000%	9/1/10	(4)	5,000	5,264
					18,919
Pennsylvania (5.8%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/09		6,715	6,891
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10		14,400	14,914
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11		1,750	1,822
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12		2,000	2,094
Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	4,310	4,461
Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	2,565	2,655
Allegheny County PA Port Auth. Rev.	6.250%	3/1/09	(1)(Prere.)	3,740	3,877
Allegheny County PA TRAN	4.000%	12/31/08		20,000	20,173
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		10,000	9,927
Erie PA School Dist. GO	5.800%	9/1/10	(2)(Prere.)	4,500	4,819
Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,605	4,921
Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,370	4,670
Pennsylvania GO	5.000%	8/1/09		20,000	20,658
Pennsylvania GO	5.000%	8/1/09		17,820	18,407
Pennsylvania GO	5.000%	9/1/09		8,235	8,525
Pennsylvania GO	5.750%	10/1/09	(1)(Prere.)	4,420	4,664
Pennsylvania GO	5.250%	10/15/10	(Prere.)	11,300	12,115
Pennsylvania GO	5.250%	10/15/10	(Prere.)	8,850	9,488
Pennsylvania GO	5.250%	10/15/10	(Prere.)	5,000	5,360
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/10		1,140	1,195
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/09		4,000	4,077
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/10		5,000	5,166
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11		5,000	5,188
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.000%	6/15/09	(3)	6,150	6,292
Pennsylvania Turnpike Comm. BAN	4.000%	10/15/09	(2)	58,000	58,262
Philadelphia PA GO	5.000%	8/1/09	(11)	4,775	4,876
Philadelphia PA School Dist. GO	5.250%	4/1/09	(1)(Prere.)	3,000	3,072
Pittsburgh PA GO	5.000%	9/1/08	(1)(ETM)	11,615	11,646
Pittsburgh PA GO	5.000%	9/1/08	(1)	2,810	2,815
Pittsburgh PA GO	5.750%	9/1/09	(3)(Prere.)	4,505	4,694

	Pittsburgh PA GO	6.000%	9/1/09	(3)(Prere.)	4,450	4,649
	Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,985	3,105
	Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,680	2,788
	Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08	(2)	4,500	4,528
						282,794
Puerto Rico (0.3%)
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09		9,500	9,693
	Puerto Rico Muni. Finance Agency	5.000%	8/1/09		5,000	5,096
						14,789
South Carolina (0.9%)
[1]	Anderson County SC School Dist. TOB VRDO	2.340%	8/7/08	(4)	7,880	7,880
[1]	Anderson County SC School Dist. TOB VRDO	2.240%	8/7/08	(4)	5,185	5,185
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11		2,610	2,724
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12		5,275	5,538
[1]	Horry County SC School Dist. GO TOB VRDO	2.360%	8/7/08	(4)	3,750	3,750
	South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	10,790	11,385
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2)(Prere.)	7,000	7,502
						43,964
Tennessee (3.2%)
	Knox County TN GO	5.000%	4/1/09		3,275	3,349
	Knoxville TN Health, Educ. & Housing Board Rev. (Covenant Health) ARS	3.000%	1/1/46	(12)	12,075	12,075
[1]	Knoxville TN Waste Water System Rev. TOB VRDO	2.490%	8/7/08		8,040	8,040
	Metro. Govt. Of Nashville & Davidson County TN CP	1.620%	10/9/08		7,000	6,999
[1]	Metro. Govt. of Nashville & Davidson County TN Electric Rev. TOB VRDO	2.270%	8/7/08		22,690	22,690
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10		5,165	5,435
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	2,000	2,037
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	35,675	37,076
	Sevier County TN Public Building Auth. (Public Projects Construction Notes) PUT	2.625%	10/1/08		4,000	3,999
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/09		2,000	2,030
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11		3,300	3,416
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12		5,000	5,178
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10		5,000	5,063

	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		18,965	19,244
	Tennessee GO	5.250%	3/1/10	(Prere.)	6,500	6,810
	Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/08		12,015	12,022
						155,463
Texas (16.1%)
	Aledo TX Independent School Dist. PUT	3.750%	8/1/08		6,585	6,585
	Arlington TX Independent School Dist.	5.000%	2/15/10		10,105	10,535
	Austin TX Electric Util. System Rev.	5.000%	11/15/10	(2)	5,000	5,241
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	2.240%	8/7/08	(4)	8,920	8,920
	Comal TX Independent School Dist.	5.750%	8/1/09	(Prere.)	20,000	20,808
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	3.300%	8/15/08		10,000	10,005
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		27,810	28,611
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		5,000	5,144
	Dallas TX GO	5.000%	2/15/10		8,965	9,346
	Dallas TX GO	5.000%	2/15/10		5,000	5,212
[1]	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	2.740%	8/7/08		4,255	4,255
	Denton TX Independent School Dist. GO	5.200%	8/15/08	(Prere.)	10,180	10,193
[1]	Denton TX Independent School Dist. TOB VRDO	2.280%	8/7/08		5,575	5,575
	El Paso TX Independent School Dist. GO	5.375%	8/15/08		5,000	5,007
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		15,200	15,654
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		5,700	5,870
	Garland TX Independent School Dist. PUT	2.150%	6/15/09		9,500	9,516
	Grand Prairie TX Independent School Dist.	3.760%	8/1/08		545	545
	Harris County TX GO	4.000%	10/1/08		745	748
	Harris County TX GO	4.500%	10/1/09		4,750	4,899
[1]	Harris County TX GO TOB VRDO	2.490%	8/7/08		15,065	15,065
	Harris County TX Toll Road Rev.	5.000%	8/15/08	(3)	9,355	9,367
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/09	(3)	25,000	25,632
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.250%	9/1/08	(2)	7,460	7,480
	Houston TX Independent School Dist. GO	5.000%	2/15/09	(Prere.)	14,315	14,548
	Houston TX Independent School Dist. GO	5.000%	7/15/09	(4)	3,600	3,712
	Houston TX Independent School Dist. GO	5.000%	2/15/10		8,585	8,949
	Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,300	2,409
	Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	8,000	8,337
[1]	Houston TX Util. System Rev. TOB VRDO	2.390%	8/7/08	(4)	11,510	11,510
[1]	Houston TX Util. System Rev. TOB VRDO	2.440%	8/7/08	(4)	25,635	25,635
[1]	Houston TX Util. System Rev. TOB VRDO	2.490%	8/7/08	(1)	19,095	19,095
[1]	Houston TX Util. System Rev. TOB VRDO	2.490%	8/7/08	(1)	9,995	9,995

[1]	Houston TX Util. System Rev. TOB VRDO	2.740%	8/7/08	(4)	9,910	9,910
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09		3,990	4,062
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10		4,720	4,884
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		7,500	7,596
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) TOB PUT	4.750%	3/2/09	(2)	20,995	20,995
	Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/08		16,810	16,907
	Montgomery County TX PUT	5.000%	9/1/08	(4)	3,000	3,007
	Montgomery County TX PUT	5.000%	9/1/10	(4)	2,500	2,625
	North Texas Tollway Auth. BAN	4.125%	11/19/08		41,990	42,026
	North Texas Tollway Auth. Rev.	5.000%	1/1/09		4,950	5,000
	North Texas Tollway Auth. Rev.	4.500%	1/1/10		2,500	2,552
	North Texas Tollway Auth. Rev.	5.000%	1/1/11		5,745	5,952
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		30,000	30,371
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		25,000	25,309
	North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12		5,000	5,108
	Northside TX Independent School Dist. PUT	3.780%	6/1/09		10,000	10,143
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/08		10,410	10,410
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/09		19,950	20,181
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10		8,460	8,583
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/09		7,400	7,523
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09		8,500	8,652
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/10		9,185	9,567
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10		5,760	6,021
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		30,000	30,314
[1]	San Antonio TX Muni. Drain Util. System Rev. TOB VRDO	3.500%	8/7/08	(1)	10,240	10,240
	Spring TX Independent School Dist. Schoolhouse GO PUT	3.720%	8/15/08	(4)	10,000	10,000
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	2.390%	8/7/08	(4)	10,235	10,235
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/09	(4)	2,885	2,940
	Texas A & M Univ. Rev. Financing System	5.250%	5/15/10		10,000	10,511
	Texas GO	6.000%	10/1/08	(1)	5,750	5,790
	Texas GO Public Finance Auth.	5.000%	10/1/09		4,000	4,148
[2]	Texas GO Public Finance Auth.	5.000%	10/1/10		7,250	7,634
[2]	Texas GO Public Finance Auth.	5.000%	10/1/11		4,000	4,257
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.215%	12/15/09		10,000	9,690
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.260%	9/15/10		10,000	9,868

	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10		13,370	13,316
	Texas Public Finance Auth. Rev.	5.000%	2/1/10	(3)	5,000	5,173
	Texas State Transp. Comm. First Tier	5.000%	4/1/09		13,000	13,286
	Texas State Transp. Comm. First Tier	5.000%	4/1/10		12,000	12,535
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		7,000	7,485
[2]	Texas State Univ. System Rev.	5.000%	3/15/10		1,000	1,040
[2]	Texas State Univ. System Rev.	5.000%	3/15/11		3,000	3,157
[1]	Texas Water Dev. Board Rev. TOB VRDO	2.240%	8/7/08		4,475	4,475
	Univ. of Houston TX Rev.	5.500%	2/15/10	(1)(Prere.)	5,500	5,777
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10		4,470	4,703
						788,361
Utah (0.4%)
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10	(4)	6,290	6,592
	Utah GO	5.375%	7/1/12		11,000	11,997
						18,589
Virginia (1.2%)
	New River Valley VA Jail Auth. Fac. GAN	4.000%	4/1/11		10,000	10,110
	Peninsula Ports Auth. Virginia Rev. (Dominion Term Assn. Project) PUT	3.300%	10/1/08		2,500	2,504
	Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev.	0.000%	8/15/08	(Prere.)	5,800	1,122
	Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09		5,000	5,037
[1]	Suffolk VA Econ. Dev. Auth. Rev. TOB VRDO	2.240%	8/7/08		8,610	8,610
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/09		6,305	6,528
	Virginia Public Building Auth. Rev.	5.000%	8/1/09		7,050	7,283
	Virginia Public Building Auth. Rev.	5.000%	8/1/10		4,000	4,208
	Virginia Public School Auth. Rev.	5.000%	8/1/10		6,000	6,314
	Virginia Public School Auth. Rev.	5.500%	8/1/10		4,645	4,932
						56,648
Washington (4.3%)
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.440%	8/7/08	(4)	9,320	9,320
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/09		15,000	15,435
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10		42,450	44,448
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/09		8,090	8,325
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/10	(4)	2,965	3,131
	Port of Seattle WA Rev.	5.000%	3/1/09	(4)	3,415	3,479
	Port of Seattle WA Rev.	5.000%	3/1/10	(4)	3,230	3,364
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/09		2,170	2,195
[1]	Thurston County WA School District GO TOB VRDO	2.640%	8/7/08		3,990	3,990
	Washington GO	4.000%	1/1/10		11,985	12,289
	Washington GO	4.000%	1/1/10	(2)	7,885	8,075

	Washington GO	4.000%	1/1/10		4,055	4,158
	Washington GO	5.000%	7/1/10		5,525	5,798
	Washington GO	5.000%	1/1/11	(2)	21,735	22,865
	Washington GO	5.000%	1/1/11		11,155	11,273
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11		3,295	3,498
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12		5,555	5,952
[1]	Washington GO TOB VRDO	2.440%	8/7/08		10,400	10,400
[1]	Washington GO TOB VRDO	2.500%	8/7/08		10,260	10,260
[1]	Washington GO TOB VRDO	2.590%	8/7/08		11,915	11,915
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.550%	8/7/08	(4)	7,200	7,200
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	2.400%	8/1/08	(4)	4,300	4,300
						211,670
West Virginia (0.2%)
	West Virginia GO	5.500%	6/1/10	(4)	5,000	5,285
	West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10	(4)(Prere.)	5,000	5,348
						10,633
Wisconsin (1.7%)
	Milwaukee WI GO	5.000%	2/15/09	(4)	5,835	5,938
	Milwaukee WI GO	5.000%	10/1/10	(1)	12,735	13,405
	Wisconsin Clean Water Rev.	5.000%	6/1/09		3,175	3,262
	Wisconsin GO	5.000%	5/1/09		13,745	14,080
	Wisconsin GO	5.000%	5/1/10	(1)	14,405	15,057
	Wisconsin GO	5.000%	5/1/10	(1)	8,690	9,083
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/09	(4)	1,000	1,019

	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10	(4)	1,000	1,024
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11	(4)	1,215	1,243
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12	(4)	1,330	1,357
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13	(4)	1,320	1,340
[1]	Wisconsin Public Power System Power Supply System Rev. TOB VRDO	2.660%	8/7/08	(4)	8,790	8,790
[1]	Wisconsin Transp. Rev. TOB VRDO	2.290%	8/7/08		9,740	9,740
						85,338
Total Tax-Exempt Municipal Bonds (Cost $4,853,556)						4,890,439
		Coupon		Shares		Market Value ($000)
Temporary Cash Investment (0.6%)
[4]	Vanguard Municipal Cash Management Fund (Cost $30,479)	2.251%		30,478,668		30,479
Total Investments (100.4%) (Cost $4,884,035)						4,920,918
Other Assets and Liabilities-Net (-0.4%)						(19,043)
Net Assets (100%)						4,901,875

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $880,155,000, representing 18.0% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2008.
3	Securities with a value of $848,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2008, the cost of investment securities for tax purposes was $4,884,035,000. Net unrealized appreciation of investment securities for tax purposes was $36,883,000, consisting of unrealized gains of $39,746,000 on securities that had risen in value since their purchase and $2,863,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Number of Long (Short Contracts	)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(100)		21,200	(46)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (1.3%)
Alabama GO	5.250%	6/1/12		5,105	5,418
Alabama GO	5.250%	6/1/13		5,105	5,415
Alabama GO	5.250%	6/1/14		5,155	5,468
Alabama GO	5.250%	6/1/15		3,455	3,655
Alabama Public School & College Auth.	5.000%	12/1/19		58,350	61,888
Alabama Public School & College Auth.	5.000%	12/1/20		60,660	63,945
Alabama Public School & College Auth.	5.000%	12/1/21		63,100	65,974
Alabama Public School & College Auth.	5.000%	12/1/22		14,095	14,648
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25		5,000	4,207
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12	(3)(Prere.)	15,040	16,213
					246,831
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11	(1)	5,395	6,242
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(3)	6,000	6,356
North Slope Borough AK GO	0.000%	6/30/10	(1)	8,000	7,572
					20,170
Arizona (2.2%)
Arizona COP	5.000%	9/1/25	(4)	10,000	10,052
Arizona COP	5.000%	9/1/27	(4)	5,000	4,994
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	11,030	11,897
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,500	5,932
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,000	5,393
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	(1)	10,000	10,617
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18		10,000	10,732
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19		10,000	10,628
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20		11,500	12,139
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21		16,300	17,069
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24		10,000	10,319
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25		8,040	8,255
Arizona Transp. Board Highway Rev.	6.000%	7/1/10		25,000	26,709
Arizona Transp. Board Highway Rev.	5.000%	7/1/17		11,960	12,775
Arizona Transp. Board Highway Rev.	5.250%	7/1/18		4,000	4,227
Arizona Transp. Board Highway Rev.	5.250%	7/1/19		4,110	4,343
Arizona Transp. Board Highway Rev.	5.000%	7/1/23		8,180	8,442
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		2,000	2,060
Arizona Transp. Board Highway Rev.	5.000%	7/1/25		5,000	5,206
Arizona Transp. Board Highway Rev.	5.000%	7/1/27		5,000	5,166
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16		6,500	6,542

Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17		6,000	5,983
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18		6,000	5,921
Mesa AZ Util. System Rev.	5.000%	7/1/19	(3)	10,000	10,301
Mesa AZ Util. System Rev.	5.000%	7/1/21	(3)	12,000	12,398
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14		5,110	5,454
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15		5,000	5,338
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16		3,055	3,255
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23		5,000	5,090
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24		2,235	2,265
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25		5,000	5,046
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27		9,530	9,530
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/23		5,005	5,052
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24		7,805	7,855
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12	(3)	9,645	10,202
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13	(3)	5,000	5,265
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14	(3)	6,820	7,168
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14	(3)	4,215	4,506
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23		4,000	4,183
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26		2,755	2,851
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27		3,365	3,467
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28		2,500	2,566
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21		3,500	3,339
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22		3,790	3,592
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23		8,335	7,857
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		4,485	4,191
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25		18,880	17,480
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26		22,645	20,770
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/28		22,910	20,706
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,780	8,547

Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,350	8,074
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	6,210	6,822
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	4,000	4,394
Tucson AZ GO	7.375%	7/1/13		4,500	5,357
					428,322
California (11.9%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		20,195	21,028
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		7,000	7,330
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22		5,800	6,027
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		28,000	28,752
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		13,500	13,930
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		29,930	30,656
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		12,955	13,330
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		17,000	17,335
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/25		7,520	7,791
California GO	5.750%	8/1/08	(3)	855	855
California GO	6.300%	9/1/10		4,000	4,311
California GO	5.250%	10/1/13	(1)	6,115	6,591
California GO	5.250%	2/1/14		20,000	21,436
California GO	5.000%	6/1/14	(Prere.)	8,580	9,259
California GO	5.250%	11/1/14		10,000	10,731
California GO	5.000%	3/1/15		11,910	12,640
California GO	5.250%	11/1/15		10,225	10,869
California GO	5.000%	4/1/16		10,000	10,630
California GO	5.000%	4/1/17		10,000	10,568
California GO	6.000%	4/1/18		11,980	13,549
California GO	5.000%	9/1/18		34,300	35,852
California GO	5.000%	12/1/18		85	88
California GO	5.000%	8/1/20		21,070	21,708
California GO	5.000%	12/1/21		16,365	16,770
California GO	5.000%	3/1/22	(2)	10,000	10,179
California GO	5.000%	12/1/22		13,080	13,343
California GO	5.000%	3/1/23		38,920	39,331
California GO	5.000%	3/1/23		35,495	35,918
California GO	5.000%	6/1/23	(2)	10,000	10,140
California GO	5.125%	11/1/23		7,000	7,101
California GO	5.000%	3/1/24		30,390	30,675
California GO	5.000%	11/1/24		6,630	6,703
California GO	5.000%	12/1/24		14,260	14,418
California GO	5.000%	3/1/25		14,125	14,195
California GO	5.000%	8/1/26		9,000	9,021
California GO	5.500%	8/1/26		30,115	31,627
California GO	5.000%	11/1/27		8,000	7,999
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22		16,000	16,015

	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,201
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,156
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,187
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,153
[1]	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/19	8,080	8,131
[1]	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.500%	10/1/20	4,000	4,151
[1]	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/21	7,110	7,022
[1]	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/22	3,250	3,198
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15	7,550	7,921
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16	5,000	5,384
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17	5,000	5,379
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/30	5,000	4,857
	California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	9,000	9,589
	California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/09	4,555	4,598
	California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10	6,635	6,694
	California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12	7,895	7,965
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14	8,370	9,046
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15	10,105	10,914
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16	8,750	9,366
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17	7,085	7,522
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18	6,500	6,839
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19	11,820	12,349
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20	10,000	10,394
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21	15,230	15,722
	California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22	15,985	16,398

California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23		11,465	11,694
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24		10,000	10,177
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25		7,500	7,602
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26		7,500	7,585
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	37,000	40,719
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(1)	8,000	8,688
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12	(Prere.)	15,000	16,839
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		20,000	22,108
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	10,000	10,799
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	61,875	66,412
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17		10,000	10,745
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18		12,000	12,820
California State Econ. Recovery Bonds	5.000%	7/1/15		93,700	101,150
California State Econ. Recovery Bonds	5.000%	7/1/16		7,000	7,362
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		155,000	161,544
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		155,000	162,592
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	515	533
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	155	160
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/09		55,000	56,220
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14		23,550	23,319
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/11	(1)(Prere.)	8,110	8,707
Fresno CA Sewer Rev.	6.250%	9/1/14	(2)	12,000	13,062
Fresno CA Sewer Rev.	5.000%	9/1/25	(12)	4,775	4,897
Fresno CA Sewer Rev.	5.000%	9/1/26	(12)	7,625	7,794
Fresno CA Sewer Rev.	5.000%	9/1/27	(12)	7,835	7,984
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	36,930	40,072
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	79,735	91,112
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14		9,000	8,826

	Golden State Tobacco Securitization Corp. California	5.000%	6/1/15		6,505	6,307
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/16		12,545	12,064
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/21	(2)	15,000	14,693
	Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		12,605	11,141
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/29	(2)	40,000	37,629
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/30	(2)	20,000	18,664
[1]	Long Beach CA USD GO	0.000%	8/1/23	(12)	1,995	925
[1]	Long Beach CA USD GO	0.000%	8/1/26	(12)	2,925	1,141
[1]	Long Beach CA USD GO	0.000%	8/1/28	(12)	3,620	1,254
[1]	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23		3,115	3,134
[1]	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26		3,250	3,201
[1]	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27		3,250	3,184
[1]	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28		3,960	3,853
	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15		20,000	21,218
	Los Angeles CA USD GO	5.000%	7/1/21	(4)	10,000	10,514
	Los Angeles CA USD GO	5.000%	7/1/21	(4)	5,825	6,124
	Los Angeles CA USD GO	5.000%	7/1/22	(4)	22,410	23,375
	Los Angeles CA USD GO	5.000%	7/1/23	(3)	46,690	47,480
	Los Angeles CA USD GO	5.000%	7/1/23	(3)	24,035	24,459
	Los Angeles CA USD GO	5.000%	7/1/23	(4)	6,425	6,654
	Los Angeles CA USD GO	5.000%	7/1/24	(1)	19,915	20,252
	Los Angeles CA USD GO	5.000%	7/1/25	(4)	7,330	7,531
	Los Angeles CA USD GO	5.000%	7/1/25	(4)	5,000	5,137
	Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10	(4)	31,030	32,738
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24	(12)	6,000	5,980
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	11,775	11,851
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/22	(2)	7,015	7,044
	Palmdale CA Community Redev. Agency	5.000%	9/1/28	(1)	11,690	11,529
	Redding CA Electric System COP	5.000%	6/1/23	(4)	6,875	7,085
	Redding CA Electric System COP	5.000%	6/1/25	(4)	7,860	8,031
	Redding CA Electric System COP	5.000%	6/1/27	(4)	4,660	4,732
	Saddleback Valley CA USD	5.000%	8/1/23	(4)	5,460	5,591
	San Bernardino County CA Medical Center COP	7.000%	8/1/08	(1)	9,045	9,045
	San Bernardino County CA Medical Center COP	7.000%	8/1/09	(1)	9,705	10,121

	San Bernardino County CA Medical Center COP	7.000%	8/1/10	(1)	10,525	11,333
	San Diego CA USD GO	5.500%	7/1/24	(4)	6,620	7,295
	San Diego CA USD GO	5.500%	7/1/25	(4)	14,680	16,166
	San Diego CA USD GO	5.500%	7/1/26	(4)	23,990	26,296
	San Diego CA USD GO	5.500%	7/1/27	(4)	17,695	19,432
	San Diego CA Water Auth. Rev. COP	5.250%	5/1/18	(3)	14,690	15,942
	San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21	(1)	12,385	6,225
	San Jose CA Redev. Agency	5.000%	8/1/20	(2)	20,000	20,586
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19		13,825	14,603
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20		10,000	10,500
	Univ. of California Rev.	5.000%	5/15/21		11,125	11,643
	Univ. of California Rev.	5.000%	5/15/22		10,000	10,391
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25	(12)	5,500	5,432
	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27	(12)	5,000	4,874
						2,279,758
Colorado (2.1%)
	Aurora CO Water Improvement Rev. VRDO	2.100%	8/7/08		24,000	24,000
	Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	20,000	21,478
	Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	10,000	10,739
	Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	10,000	10,739
[2]	Colorado Dept. of Transp. Rev.	5.500%	6/15/11	(1)(Prere.)	25,185	27,372
	Colorado Dept. of Transp. Rev.	5.500%	6/15/11	(1)(Prere.)	20,795	22,601
	Colorado Dept. of Transp. Rev.	5.500%	6/15/11	(1)(Prere.)	6,185	6,722
	Colorado Dept. of Transp. Rev.	5.375%	6/15/12	(Prere.)	8,500	9,339
	Colorado Dept. of Transp. Rev.	5.500%	6/15/12	(1)	11,780	12,806
	Colorado Dept. of Transp. Rev.	5.500%	6/15/13	(1)	14,500	15,927
	Colorado Dept. of Transp. Rev.	5.000%	12/15/15	(3)	57,325	61,912
	Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,500	5,849
	Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,185	5,514
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/09	(1)	2,965	3,001
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10	(1)	1,740	1,760
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11	(1)	3,415	3,454
	Colorado Springs CO Util. System Rev.	5.000%	11/15/09		5,000	5,196
	Colorado Springs CO Util. System Rev.	5.375%	11/15/12		12,620	13,524
	Colorado Springs CO Util. System Rev.	5.375%	11/15/14		12,745	13,635
	Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/18		6,490	6,973

Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/19		5,865	6,250
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/20		8,255	8,742
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14		7,065	7,613
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)(Prere.)	8,100	6,932
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)	8,000	7,134
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)(ETM)	6,600	6,003
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17	(1)	24,490	15,476
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	7,850	8,071
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	6,355	6,534
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	15,100	8,287
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	20,000	7,850
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(1)	10,000	10,040
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16	(4)	10,135	10,949
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21	(3)	6,605	6,825
					399,247
Connecticut (1.5%)
Connecticut GO	5.000%	4/15/09		6,810	6,968
Connecticut GO	5.375%	12/15/10	(Prere.)	6,165	6,574
Connecticut GO	5.375%	6/15/11	(Prere.)	5,000	5,349
Connecticut GO	5.125%	11/15/11	(Prere.)	25,375	27,141
Connecticut GO	5.125%	11/15/11	(Prere.)	5,675	6,109
Connecticut GO	5.500%	11/15/11	(4)	21,215	23,054
Connecticut GO	5.500%	12/15/11	(1)	9,000	9,788
Connecticut GO	5.500%	12/15/12	(4)	5,020	5,536
Connecticut GO	5.000%	4/15/13		9,745	10,532
Connecticut GO	5.000%	11/1/13		10,000	10,870
Connecticut GO	5.125%	11/15/13		19,000	20,155
Connecticut GO	5.500%	12/15/13		4,705	5,236
Connecticut GO	5.000%	4/15/14		13,690	14,878
Connecticut GO	5.500%	12/15/14		7,700	8,644
Connecticut GO	5.000%	4/15/15		16,155	17,604
Connecticut GO	5.000%	11/1/15		5,000	5,470
Connecticut GO	5.000%	12/15/15		14,345	15,706
Connecticut GO	5.000%	4/15/16		13,725	14,986
Connecticut GO	5.000%	4/15/17		17,095	18,655
Connecticut GO	5.000%	12/15/17		5,400	5,858
Connecticut GO	5.000%	12/15/18		11,000	11,834

Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10		8,270	8,725
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13	(4)	20,000	21,309
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12	(4)	6,275	6,772
					287,753
Delaware (0.1%)
Delaware GO	5.000%	5/1/13		8,675	9,428
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14		1,625	1,773
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15		14,220	15,538
					26,739
District of Columbia (0.9%)
District of Columbia GO	5.500%	6/1/09	(4)(Prere.)	1,890	1,968
District of Columbia GO	5.500%	6/1/10	(4)	15,000	15,796
District of Columbia GO	5.500%	6/1/10	(2)	10,490	11,014
District of Columbia GO	5.750%	6/1/10	(1)	15,465	16,352
District of Columbia GO	6.000%	6/1/11	(1)	6,550	7,051
District of Columbia GO	5.500%	6/1/12	(4)	4,630	4,791
District of Columbia GO	0.000%	6/1/13	(1)	10,945	9,008
District of Columbia GO	0.000%	6/1/14	(1)	16,650	12,981
District of Columbia GO	5.000%	6/1/19	(4)	5,325	5,639
District of Columbia GO	5.000%	6/1/20	(4)	11,940	12,554
District of Columbia GO	5.000%	6/1/21	(4)	10,880	11,346
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/08	(1)(ETM)	3,160	3,165
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10	(1)(ETM)	2,555	2,738
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12	(1)(ETM)	2,995	3,333
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21	(2)	5,610	5,666
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22	(2)	5,800	5,836
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23	(2)	6,600	6,613
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24	(2)	6,190	6,170
District of Columbia Rev. (Howard Univ.) VRDO	2.150%	8/7/08	LOC	14,225	14,225
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/23	(4)	15,115	17,174
					173,420
Florida (6.5%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/09		15,885	16,205
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,040

Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10		21,330	21,725
Broward County FL School Board COP	5.250%	7/1/20	(1)	4,155	4,248
Broward County FL School Board COP	5.250%	7/1/24	(4)	12,480	12,790
Broward County FL School Board COP	5.250%	7/1/25	(4)	12,235	12,471
Broward County FL School Board COP VRDO	2.800%	8/7/08	(4)	24,800	24,800
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14	(1)	35,000	36,450
Florida Board of Educ. Capital Outlay	6.000%	6/1/10	(Prere.)	4,530	4,881
Florida Board of Educ. Capital Outlay	5.000%	6/1/13		8,395	9,058
Florida Board of Educ. Capital Outlay	5.000%	6/1/13		3,720	4,014
Florida Board of Educ. Capital Outlay	5.250%	6/1/13		5,045	5,499
Florida Board of Educ. Capital Outlay	5.250%	6/1/13		3,845	4,191
Florida Board of Educ. Capital Outlay	5.000%	6/1/14		3,910	4,237
Florida Board of Educ. Capital Outlay	5.000%	6/1/15		4,105	4,457
Florida Board of Educ. Public Educ.	5.250%	6/1/13	(4)	17,825	19,294
Florida Board of Educ. Public Educ.	5.375%	6/1/13		6,820	7,400
Florida Board of Educ. Public Educ.	5.000%	6/1/14		5,040	5,438
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10	(3)	5,800	5,870
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11	(3)	10,840	10,969
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12	(3)	11,410	11,546
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(2)	18,200	19,614
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(3)	7,150	7,680
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(2)	10,875	11,585
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(3)	7,860	8,514
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	(1)	6,000	6,406
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(2)	19,155	20,687
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(3)	3,700	3,954
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(1)	10,240	10,883
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,165	10,999
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15	(3)	5,000	5,245
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	6,215	6,588
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17	(3)	6,000	6,401
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20	(2)	12,845	13,152
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21	(2)	13,390	13,613
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23	(2)	11,235	11,388
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24		13,700	13,990
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25		14,385	14,621
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27		15,855	15,978
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(4)	18,580	19,109
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(1)	14,330	14,728
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10	(3)	3,615	3,829
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13	(1)	7,645	8,247
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13	(4)	11,920	13,039

Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/23		8,595	8,682
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	(1)	10,000	10,123
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24		9,025	9,081
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25		9,475	9,489
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	(1)	6,700	6,669
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	(1)	10,045	9,916
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26		9,950	9,891
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		5,445	5,386
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		10,970	10,766
Florida Dept. of Transp.	6.375%	7/1/11		10,635	11,705
Florida Dept. of Transp.	5.250%	7/1/15		4,000	4,147
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.000%	7/1/12	(2)	11,500	12,654
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		40,000	41,775
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		17,865	18,819
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		38,000	39,175
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,403
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13	(4)	3,905	4,242
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(4)	5,000	5,347
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(3)	2,185	2,211
Florida Turnpike Auth. Rev.	5.000%	7/1/16	(4)	10,000	10,644
Florida Turnpike Auth. Rev.	5.000%	7/1/19	(2)	4,425	4,643
Florida Turnpike Auth. Rev.	5.000%	7/1/20	(2)	4,645	4,840
Florida Turnpike Auth. Rev.	5.000%	7/1/25	(2)	5,885	5,973
Fort Myers FL Rev.	5.000%	12/1/25	(1)	7,340	7,384
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	820	892
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		1,000	982
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		1,000	982
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		1,000	979
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		280	275

Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		1,000	972
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		1,000	972
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		1,500	1,449
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		500	483
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27		10,000	9,501
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12	(2)	8,000	8,081
Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17		3,650	3,704
Hillsborough County FL School Board COP	5.500%	7/1/14	(1)	4,370	4,712
Hillsborough County FL Util. Rev.	5.500%	8/1/13	(2)	10,000	10,981
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/19	(1)	5,000	5,210
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/20	(1)	5,000	5,181
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13	(3)	3,045	3,338
Lakeland FL Electric & Water Rev.	6.050%	10/1/12	(4)	10,000	11,115
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/10	(3)	2,540	2,642
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/23	(12)	2,500	2,534
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	13,760	14,904
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	10,910	11,817
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24	(2)	5,275	5,218
Miami-Dade County FL School Board COP	5.250%	8/1/09	(2)	11,320	11,458
Miami-Dade County FL School Board COP	5.250%	8/1/10	(2)	12,140	12,261
Miami-Dade County FL School Board COP	5.000%	8/1/11	(2)	6,845	7,174
Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	8,525	8,985
Miami-Dade County FL School Board COP	5.000%	8/1/13	(2)	10,000	10,569
Miami-Dade County FL School Board COP	5.000%	5/1/16	(12)	9,335	9,908
Miami-Dade County FL School Board COP	5.000%	11/1/21	(2)	3,280	3,312
Miami-Dade County FL School Board COP	5.000%	11/1/22	(2)	3,155	3,178

Miami-Dade County FL School Board COP	5.250%	5/1/23	(12)	25,200	26,013
Miami-Dade County FL School Board COP	5.000%	11/1/23	(2)	2,500	2,508
Miami-Dade County FL School Board COP	5.250%	5/1/24	(12)	29,650	30,468
Miami-Dade County FL School Board COP	5.250%	5/1/25	(12)	14,225	14,430
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	5,025	4,984
Miami-Dade County FL School Board COP	5.250%	5/1/26	(12)	15,980	16,259
Miami-Dade County FL School Board COP	5.250%	5/1/27	(12)	15,760	15,987
Miami-Dade County FL School Board COP	5.250%	5/1/28	(12)	15,530	15,587
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21		20,000	20,747
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(1)	8,000	7,915
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28		5,000	4,892
Orange County FL School Board COP	5.000%	8/1/23	(3)	9,000	8,972
Orange County FL School Board COP	5.000%	8/1/24	(3)	4,000	3,961
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20	(1)	25,345	26,079
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21	(1)	16,605	16,845
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27	(2)	12,630	12,430
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14	(2)	4,000	4,265
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	10,000	10,994
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	5,000	5,534
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	7,500	7,381
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		5,000	5,148
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24		7,805	8,010
South Florida Water Management Dist.	5.000%	10/1/13	(2)	5,000	5,318
South Florida Water Management Dist.	5.000%	10/1/14	(2)	9,460	10,076
South Florida Water Management Dist.	5.000%	10/1/15	(2)	5,800	6,178
South Florida Water Management Dist.	5.000%	10/1/16	(2)	3,000	3,186
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20		10,000	10,113
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11	(1)	3,000	3,081
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24	(2)	15,350	15,449
					1,252,377
Georgia (4.1%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(3)	11,930	12,322
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16	(3)	5,000	5,154

Atlanta GA Tax Allocation (Atlantic Station) VRDO	2.140%	8/7/08	LOC	64,015	64,015
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10	(4)	10,000	10,630
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11	(4)	10,000	10,776
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	10,000	11,180
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26	(4)	15,460	17,271
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	6,635	7,315
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		37,375	37,465
Fulton County GA COP	5.750%	11/1/11	(2)	6,000	6,392
Fulton County GA COP	6.000%	11/1/12	(2)	5,985	6,412
Fulton County GA COP	6.000%	11/1/13	(2)	6,325	6,777
Fulton County GA COP	6.000%	11/1/14	(2)	4,675	5,009
Fulton County GA School Dist. GO	6.375%	5/1/10		8,095	8,477
Georgia GO	7.400%	8/1/08	(ETM)	170	170
Georgia GO	7.400%	8/1/08	(ETM)	20	20
Georgia GO	7.100%	9/1/09		7,900	8,353
Georgia GO	7.450%	1/1/10		4,000	4,297
Georgia GO	6.250%	8/1/10		7,800	8,404
Georgia GO	6.750%	9/1/10		8,000	8,721
Georgia GO	5.700%	7/1/11		4,470	4,854
Georgia GO	5.750%	9/1/11		2,500	2,727
Georgia GO	5.000%	10/1/11		18,810	20,132
Georgia GO	5.000%	11/1/11	(Prere.)	16,500	17,665
Georgia GO	5.000%	11/1/11	(Prere.)	15,570	16,669
Georgia GO	5.250%	12/1/11		18,320	19,797
Georgia GO	5.000%	4/1/12		8,520	9,156
Georgia GO	5.400%	4/1/13		7,525	8,294
Georgia GO	5.000%	10/1/13		21,050	22,966
Georgia GO	5.500%	7/1/14		15,750	17,661
Georgia GO	5.000%	10/1/14		19,250	21,129
Georgia GO	5.500%	7/1/15		10,000	11,284
Georgia GO	5.000%	10/1/15		21,910	24,100
Georgia GO	5.000%	4/1/16		15,590	17,122
Georgia GO	5.000%	7/1/16		10,000	11,000
Georgia GO	5.000%	7/1/16		8,000	8,711
Georgia GO	5.000%	10/1/16		24,515	27,006
Georgia GO	5.000%	9/1/19		7,580	7,995
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15		31,260	34,057
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16		41,105	44,752
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17		36,000	39,155
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/14		9,385	10,067
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/15		8,775	9,361
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/16		9,000	9,675
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		32,895	35,775
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20		23,970	22,850

	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		37,000	34,873
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		12,500	10,789
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/27	(4)	22,445	23,103
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/16		6,580	7,042
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/16		3,480	3,724
						792,651
Hawaii (1.4%)
	Hawaii GO	5.625%	9/1/09	(4)(Prere.)	3,510	3,687
	Hawaii GO	6.000%	12/1/09	(3)	3,550	3,733
	Hawaii GO	5.750%	10/1/10	(1)(Prere.)	115	123
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	2,000	2,150
	Hawaii GO	6.000%	11/1/10	(4)	10,000	10,757
	Hawaii GO	5.750%	10/1/11	(1)	2,095	2,220
	Hawaii GO	5.375%	8/1/12	(3)	14,490	15,390
	Hawaii GO	5.375%	8/1/12	(3)	14,200	15,082
	Hawaii GO	5.625%	9/1/12	(4)	1,490	1,556
	Hawaii GO	5.750%	10/1/12	(1)	2,130	2,254
	Hawaii GO	5.375%	8/1/13	(3)	16,595	17,544
	Hawaii GO	5.375%	8/1/13	(3)	14,700	15,541
	Hawaii GO	5.375%	8/1/14	(3)	17,985	18,973
	Hawaii GO	5.375%	8/1/14	(3)	11,650	12,290
	Hawaii GO	5.750%	2/1/15	(4)	5,000	5,635
	Hawaii GO	5.000%	7/1/17	(2)	45,235	48,177
	Hawaii GO	5.000%	10/1/22	(1)	7,000	7,217
	Hawaii GO	5.000%	10/1/23	(1)	5,000	5,138
	Honolulu HI City & County GO	8.000%	10/1/09	(ETM)	3,620	3,876
[1]	Honolulu HI City & County GO	5.250%	7/1/14	(4)	10,000	10,886
[1]	Honolulu HI City & County GO	5.250%	7/1/15	(4)	7,500	8,202
[1]	Honolulu HI City & County GO	5.250%	7/1/16	(4)	7,500	8,217
[1]	Honolulu HI City & County GO	5.250%	7/1/17	(4)	7,625	8,360
[1]	Honolulu HI City & County GO	5.250%	7/1/18	(4)	9,110	9,969
	Honolulu HI City & County GO	5.000%	7/1/21	(4)	4,000	4,186
	Honolulu HI City & County GO	5.000%	7/1/23	(1)	10,000	10,234
	Honolulu HI City & County GO	5.000%	7/1/23	(4)	3,625	3,749
	Honolulu HI City & County GO	5.000%	7/1/24	(4)	5,070	5,228
						260,374
Illinois (2.7%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(3)	26,000	22,893
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13	(3)	32,670	27,403
	Chicago IL Board of Educ. GO	5.000%	12/1/16	(4)	1,985	2,152
	Chicago IL Board of Educ. GO	5.000%	12/1/18	(4)	2,500	2,683
	Chicago IL Board of Educ. GO	5.000%	12/1/19	(4)	6,130	6,516
	Chicago IL Board of Educ. GO	5.000%	12/1/24	(4) (2)	10,000	10,285

	Chicago IL Board of Educ. GO	5.000%	12/1/26	(4)	12,640	12,890
	Chicago IL GO	5.000%	1/1/21	(4)	18,155	18,884
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	15,715	17,084
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	13,425	14,595
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	7,150	7,773
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	5,540	6,023
	Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09		3,000	3,160
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(1)	10,000	10,453
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/18	(4)	2,850	2,975
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/19	(4)	6,640	6,880
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/21	(4)	15,960	16,320
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/22	(4)	18,595	18,887
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/23	(4)	15,475	15,625
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24	(4)	20,000	20,134
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	4,035	4,380
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,595	3,902
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,200	3,473
	Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	2,000	2,171
	Chicago IL Water Rev.	0.000%	11/1/14	(2)	7,460	5,724
	Chicago IL Water Rev.	0.000%	11/1/15	(2)	7,555	5,487
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	2.250%	8/1/08		4,730	4,730
	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28		25,260	24,572
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23	(1)	5,000	4,804
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28	(1)	3,000	3,002
	Illinois GO	5.000%	10/1/10		9,000	9,487
	Illinois GO	5.375%	7/1/12	(1)(Prere.)	5,500	5,998
	Illinois GO	5.250%	10/1/12		14,000	15,187
	Illinois GO	5.500%	8/1/13	(1)	14,005	15,411
	Illinois GO	5.375%	7/1/14	(1)	5,000	5,360
	Illinois GO	5.250%	10/1/14		40,000	43,448
	Illinois GO	5.500%	8/1/17	(1)	7,500	8,036
	Illinois GO	5.500%	8/1/18	(1)	6,000	6,357
[3]	Illinois GO TOB VRDO	2.320%	8/7/08	(4)	3,995	3,995
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	3,225	3,414

Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	1,030	1,090
Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,250	4,549
Illinois Sales Tax Rev.	6.125%	6/15/14		6,850	7,283
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(2)	16,775	17,666
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16	(1)	8,330	5,788
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19	(3)	39,340	23,502
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23	(1)	32,515	14,769
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24	(1)	15,895	6,815
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16	(1)	15,270	10,983
Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.500%	4/1/24	(2)	5,870	6,379
					521,377
Indiana (0.2%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25		11,000	10,442
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		15,000	14,179
Indiana Muni. Power Agency Rev.	5.875%	1/1/10	(1)	4,500	4,687
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(3)	5,000	5,318
					34,626
Kansas (0.3%)
Cowley Conty KS USD GO	4.750%	9/1/26	(4)	3,680	3,667
Cowley Conty KS USD GO	4.750%	9/1/27	(4)	3,500	3,474
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12		7,400	7,976
Sedgwick County KS USD	5.000%	9/1/23	(12)	2,775	2,868
Sedgwick County KS USD	5.000%	9/1/24	(12)	2,535	2,612
Sedgwick County KS USD	5.000%	9/1/25	(12)	3,000	3,074
Sedgwick County KS USD	5.000%	9/1/26	(12)	2,500	2,553
Sedgwick County KS USD	5.000%	9/1/27	(12)	2,500	2,543
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,282
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,016
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18		1,000	1,007
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19		1,500	1,491
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20		1,500	1,482
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21		1,500	1,479
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24		6,505	6,309

Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26		7,000	6,710
					49,543
Kentucky (0.9%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	6,135	6,578
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	3,500	3,753
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	11,815	12,680
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	9,725	10,437
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11	(1)(Prere.)	5,000	5,400
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12	(4)	10,000	10,888
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13	(4)	27,540	28,980
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13	(4)	14,965	16,329
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15	(4)	15,480	16,289
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23	(4)	5,120	5,298
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24	(4)	5,000	5,157
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26	(4)	6,000	6,135
Louisville & Jefferson County KY Metro. Health Fac. Rev.	5.750%	2/1/27		10,000	9,989
Louisville & Jefferson County KY Metro. Sewer Dist. VRDO	2.800%	8/7/08	(4)	31,495	31,495
					169,408
Louisiana (2.2%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20	(3)	6,200	6,426
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/30	(3)	27,465	26,857
Louisiana GO	5.750%	11/15/10	(3)(Prere.)	18,825	20,245
Louisiana GO	5.750%	11/15/10	(3)(Prere.)	17,865	19,212
Louisiana GO	5.750%	11/15/10	(3)(Prere.)	8,500	9,141
Louisiana GO	5.000%	5/1/11	(4)	16,830	17,814
Louisiana GO	5.000%	5/1/12	(4)	18,955	20,248
Louisiana GO	5.250%	5/1/12	(3)	10,000	10,689
Louisiana GO	5.500%	5/15/12	(3)	12,660	13,393
Louisiana GO	5.500%	5/15/13	(3)	5,345	5,629
Louisiana GO	5.000%	8/1/14	(1)	45,750	49,089
Louisiana GO	5.000%	5/1/18	(4)	25,710	27,319
Louisiana GO	5.000%	5/1/21	(4)	9,765	10,163
Louisiana GO	5.000%	5/1/23	(4)	32,565	33,532
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15		4,055	4,137
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17		3,000	3,004
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27		31,665	30,349
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		26,360	24,139
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		46,295	42,754
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18	(2)	14,470	14,424
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21	(2)	20,000	19,225

Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22	(2)	14,160	13,506
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23	(2)	10,000	9,458
					430,753
Maryland (1.4%)
Maryland Dept. of Transp.	5.000%	3/1/15		7,600	8,288
Maryland Dept. of Transp.	5.000%	3/1/16		5,900	6,435
Maryland GO	5.500%	7/15/09		16,490	17,097
Maryland GO	5.000%	8/1/12		10,000	10,803
Maryland GO	5.000%	8/1/12		10,000	10,803
Maryland GO	5.000%	2/15/13		59,765	64,822
Maryland GO	5.000%	8/1/13		23,550	25,680
Maryland GO	5.500%	3/1/16		8,035	9,091
Maryland GO	5.000%	3/15/17		17,540	19,258
Maryland GO	5.000%	8/1/17		15,760	16,931
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24	(2)	10,000	10,316
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28	(2)	10,000	9,999
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15		3,500	3,664
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	3,915	4,218
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	2,980	3,210
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10	(Prere.)	3,780	4,122
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16		3,895	4,046
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17		3,000	3,097
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18		2,500	2,564
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19		1,700	1,758
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20		1,500	1,440
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21		2,000	2,030
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23		1,000	971

Maryland Transp. Auth. Rev.	5.000%	3/1/16		2,500	2,713
Maryland Transp. Auth. Rev.	5.000%	3/1/17		5,000	5,421
Montgomery County MD GO	5.000%	11/1/10		9,770	10,348
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/13		7,800	8,489
					267,614
Massachusetts (6.2%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		5,785	6,227
Chelsea MA GO	5.500%	6/15/09	(2)	3,000	3,099
Chelsea MA GO	5.500%	6/15/11	(2)	5,000	5,062
Chelsea MA GO	5.500%	6/15/12	(2)	5,000	5,062
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21		6,840	7,650
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22		13,000	13,875
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23		10,000	10,662
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24		10,525	11,814
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	(1)	5,000	5,570
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13	(1)	16,670	17,899
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14	(1)	7,340	7,861
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15	(1)	8,310	8,900
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16	(1)	3,500	3,749
Massachusetts GAN	5.125%	6/15/10		10,755	10,966
Massachusetts GAN	5.250%	6/15/10		23,675	24,152
Massachusetts GAN	5.125%	12/15/10		5,000	5,097
Massachusetts GAN	5.250%	12/15/10		26,275	26,849
Massachusetts GAN	5.125%	6/15/11		8,555	8,722
Massachusetts GAN	5.250%	6/15/11		15,000	15,328
Massachusetts GAN	5.250%	12/15/11		14,820	15,144
Massachusetts GAN	5.750%	12/15/11		20,000	21,380
Massachusetts GAN	5.750%	6/15/12		11,280	12,045
Massachusetts GAN	5.125%	12/15/12		5,000	5,097
Massachusetts GAN	5.125%	6/15/13		5,000	5,097
Massachusetts GAN	5.750%	6/15/13		10,000	10,678
Massachusetts GO	6.000%	2/1/10	(Prere.)	5,450	5,787
Massachusetts GO	5.750%	6/1/10	(Prere.)	10,000	10,604
Massachusetts GO	5.500%	11/1/16	(1)(ETM)	75,000	85,278
Massachusetts GO	5.500%	11/1/16	(2)	50,000	56,852
Massachusetts GO	5.500%	11/1/16	(ETM)	25,000	28,426
Massachusetts GO	5.500%	11/1/17	(1)	20,000	22,477
Massachusetts GO	5.500%	11/1/17	(4)	7,000	7,890
Massachusetts GO	5.500%	10/1/18		10,000	11,214
Massachusetts GO	5.250%	8/1/21		10,000	10,943
Massachusetts GO	5.250%	8/1/22		20,000	21,873

Massachusetts GO	5.250%	8/1/23		20,000	21,875
Massachusetts GO	5.250%	9/1/23	(4)	39,680	43,322
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/09	(1)	4,215	4,268
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10	(1)	4,440	4,494
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11	(1)	4,670	4,726
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12	(1)	1,850	1,872
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28		18,000	16,631
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23		3,500	3,487
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24		5,500	5,479
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25		3,500	3,467
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12		10,000	10,441
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20		1,810	1,747
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28		2,640	2,468
Massachusetts Health & Educ. Fac. Auth. Rev. (Museum Fine) VRDO	1.850%	8/1/08		46,000	46,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/23		3,435	3,467
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25		1,460	1,465
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26		2,000	2,001
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28		1,155	1,151
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12	(1)	22,865	24,274
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13	(1)	20,000	21,083
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21	(4)	41,095	42,825
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23	(4)	6,800	7,036
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	8,685	9,358
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19	(3)	5,000	5,183
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26	(3)	32,360	34,655
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28	(3)	11,075	11,829

Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08	(Prere.)	2,565	2,591
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08	(Prere.)	2,360	2,384
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09		435	441
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,510	1,590
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,227
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,227
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	970	1,021
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10		3,835	4,018
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	(ETM)	6,475	6,949
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11		830	840
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11		3,180	3,332
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12		295	299
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12		4,945	5,181
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13		3,835	4,018
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14		140	142
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		27,360	30,248
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		7,500	8,292
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21		6,955	7,680
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21		13,955	15,100
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		11,805	13,067
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		6,500	7,195
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25		5,355	5,903
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	(ETM)	30,220	32,666
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	37,515	44,007
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	11,135	11,638

Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22	(2)	27,710	28,771
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23	(2)	29,865	30,814
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24	(2)	19,920	20,488
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25	(2)	6,380	6,526
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26	(2)	6,710	6,842
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19	(2)	25,625	26,682
					1,195,112
Michigan (2.1%)
Detroit MI GO	5.000%	4/1/14	(12)	9,780	10,223
Detroit MI GO	5.000%	4/1/15	(12)	7,970	8,317
Detroit MI GO	5.000%	4/1/16	(12)	3,440	3,577
Detroit MI GO	5.000%	4/1/17	(12)	3,580	3,701
Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	15,665	17,005
Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	12,375	13,673
Detroit MI Sewer System Rev.	0.000%	7/1/16	(3)	7,500	5,192
Detroit MI Water Supply System	5.000%	7/1/19	(1)	5,000	5,113
Detroit MI Water Supply System	5.000%	7/1/20	(4)	8,535	8,836
Detroit MI Water Supply System	5.000%	7/1/20	(1)	7,665	7,772
Detroit MI Water Supply System	5.000%	7/1/22	(1)	4,000	4,015
Detroit MI Water Supply System	5.000%	7/1/23	(1)	4,000	4,000
Detroit MI Water Supply System	5.000%	7/1/24	(4)	27,425	27,818
Detroit MI Water Supply System	5.000%	7/1/25	(4)	9,955	10,058
Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15		11,500	12,077
Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14		10,000	10,416
Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	8,440	9,154
Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	6,010	6,518
Michigan Building Auth. Rev.	5.500%	10/15/12		6,695	7,122
Michigan Building Auth. Rev.	5.250%	10/15/13	(4)	12,000	12,922
Michigan Building Auth. Rev.	5.250%	10/15/13		2,500	2,569
Michigan Building Auth. Rev.	5.500%	10/15/13		6,000	6,368
Michigan Building Auth. Rev.	5.250%	10/15/14	(4)	15,000	16,034
Michigan Building Auth. Rev.	5.500%	10/15/14		10,000	10,613
Michigan Building Auth. Rev.	5.250%	10/15/15	(4)	22,445	24,056
Michigan Building Auth. Rev.	5.500%	10/15/15		5,000	5,307
Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	9,000	9,628
Michigan GO	5.500%	11/1/09	(Prere.)	5,395	5,637
Michigan GO	5.500%	11/1/09	(Prere.)	5,120	5,350
Michigan GO	5.500%	12/1/13		6,125	6,774
Michigan GO	5.000%	5/1/17		33,880	36,480
Michigan GO	5.000%	5/1/18		13,485	14,463
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		9,595	10,083

	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11	(ETM)	10,840	11,000
	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13	(ETM)	4,000	4,060
	Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26	(1)	13,115	12,868
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.750%	10/1/10	(Prere.)	10,390	11,242
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	10,740	11,649
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	7,680	8,330
						400,020
Minnesota (2.6%)
	Minneapolis & St. Paul MN Metro. Airport	5.000%	1/1/24	(2)	4,970	4,983
	Minnesota GO	5.000%	11/1/09		21,000	21,839
	Minnesota GO	5.000%	10/1/10		28,175	29,773
	Minnesota GO	5.000%	11/1/10		27,915	29,549
	Minnesota GO	5.000%	10/1/11		26,795	28,661
	Minnesota GO	5.000%	11/1/11		24,545	26,284
	Minnesota GO	5.000%	6/1/12		18,000	19,370
	Minnesota GO	5.000%	10/1/12		28,800	31,115
	Minnesota GO	5.000%	11/1/12		21,920	23,704
	Minnesota GO	5.000%	11/1/12		19,775	21,385
	Minnesota GO	5.000%	8/1/13		5,780	6,289
	Minnesota GO	5.000%	10/1/13		35,445	38,636
	Minnesota GO	5.000%	11/1/13		28,270	30,843
	Minnesota GO	5.000%	11/1/13		19,500	21,274
	Minnesota GO	5.000%	11/1/14		19,775	21,702
	Minnesota GO	5.000%	11/1/15		19,775	21,739
	Minnesota GO	5.000%	6/1/16		3,000	3,292
	Minnesota GO	5.000%	11/1/16		19,735	21,706
	Minnesota GO	5.000%	10/1/17		8,225	8,843
	Minnesota GO	5.000%	8/1/19		20,570	22,141
	Northern Minnesota Muni. Power Agency Electric System Rev.	5.250%	1/1/12	(4)	6,000	6,179
[1]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/15		5,675	5,947
[1]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/16		11,775	12,280
[1]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/23		25,000	24,748
[1]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.625%	7/1/26		6,000	5,963
	Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/24		5,000	5,170
	Univ. of Minnesota Special Purpose Rev.	5.000%	8/1/25		6,755	6,957
						500,372
Mississippi (0.6%)
	Mississippi GO	6.000%	11/1/09	(Prere.)	9,725	10,221
	Mississippi GO	6.000%	11/1/09	(Prere.)	9,225	9,696

Mississippi GO	5.750%	11/1/10	(Prere.)	7,860	8,445
Mississippi GO	5.750%	11/1/10	(Prere.)	5,540	5,952
Mississippi GO	5.750%	11/1/10	(Prere.)	5,205	5,592
Mississippi GO	5.750%	11/1/10	(Prere.)	4,825	5,184
Mississippi GO	5.750%	11/1/10	(Prere.)	4,665	5,012
Mississippi GO	5.750%	12/1/11		6,000	6,551
Mississippi GO	5.500%	9/1/12	(4)	5,000	5,465
Mississippi GO	5.500%	12/1/16		8,435	9,436
Mississippi GO	5.500%	12/1/17		4,000	4,488
Mississippi GO	5.000%	12/1/20		16,165	17,168
Mississippi GO	5.000%	12/1/21		16,890	17,791
Mississippi GO	5.250%	11/1/22		8,245	8,962
					119,963
Missouri (0.7%)
Cape Girardeau County MO IDA Health Care Facs. Rev.	5.625%	6/1/12	(Prere.)	5,655	6,154
Kansas City MO GO	4.750%	2/1/25		6,470	6,544
Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09		10,640	11,074
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27		13,275	13,487
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12		4,190	4,582
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13		5,250	5,813
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/12	(4)	3,365	3,593
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/13	(4)	3,580	3,802
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/14	(4)	3,780	3,997
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,430	3,679
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,000	3,218
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	2,000	2,145
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12	(Prere.)	11,410	12,305
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24	(2)	12,225	11,942
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26	(2)	15,730	15,111
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	11,560	12,468

St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	10,260	11,066
					130,980
Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/09	(1)	3,330	3,371
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10	(1)	2,445	2,474
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11	(1)	4,980	5,040
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12	(1)	2,725	2,758
					13,643
Nevada (1.4%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10	(1)	8,470	8,572
Clark County NV GO	7.500%	6/1/09	(2)	5,710	5,975
Clark County NV GO	7.500%	6/1/09	(2)	1,115	1,167
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15		6,525	6,833
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16		5,575	5,817
Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	29,765	32,437
Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	28,385	30,933
Clark County NV School Dist. GO	5.000%	6/15/15		22,120	23,938
Clark County NV School Dist. GO	5.000%	6/15/18		8,000	8,572
Clark County NV School Dist. GO	5.000%	6/15/19		13,750	14,607
Clark County NV School Dist. GO	5.000%	6/15/20		14,335	15,119
Clark County NV School Dist. GO	5.000%	6/15/21		14,980	15,669
Clark County NV School Dist. GO	5.000%	6/15/22		14,655	15,232
Clark County NV School Dist. GO	5.000%	6/15/23		16,360	16,903
Clark County NV School Dist. GO	5.000%	6/15/24	(4)(3)	17,240	17,913
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		5,000	5,013
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	5,000	5,247
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	4,500	4,722
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11	(2)	10,000	10,414
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20	(3)	5,660	5,867
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26	(3)	4,875	4,951
Nevada GO	6.000%	5/15/10		6,680	7,100
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28	(2)	1,750	1,693
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12	(4)	5,335	5,700
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13	(4)	4,790	5,110
					275,504
New Jersey (6.2%)
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10	(4)(Prere.)	1,470	1,566
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23	(1)	12,065	13,199

Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23	(2)	3,635	3,910
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24	(1)	12,725	13,929
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24	(2)	3,820	4,108
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25	(1)	11,630	12,717
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26	(1)	10,000	10,893
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27	(1)	5,895	6,431
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		4,000	4,129
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,790	2,886
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,625	2,715
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	4,009
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24	(2)	3,500	3,584
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18		25,000	24,489
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19		14,000	13,693
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		12,000	11,332
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		12,315	13,144
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,900	11,659
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23	(1)	81,630	88,811
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24	(2)	60,000	65,159
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25	(4)	18,130	20,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	40,955	43,425
New Jersey GO	5.500%	8/1/11		3,500	3,777
New Jersey GO	5.250%	7/1/14	(4)	25,000	27,544
New Jersey GO	5.250%	7/1/15	(4)	50,000	55,300
New Jersey GO	5.250%	7/15/15	(2)	9,000	9,893
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23		12,860	13,377
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/16		8,420	8,686
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/17		8,875	9,080
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	965	989
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	170	174
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	155	159
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/10	(1)	7,880	8,039

New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/11	(1)	8,230	8,393
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/12	(1)	1,845	1,881
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/14	(1)	1,885	1,922
New Jersey Transp. Corp. COP	5.500%	9/15/10	(2)	12,500	13,150
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	28,470	30,478
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	25,000	26,763
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)	15,000	15,459
New Jersey Transp. Corp. COP	5.250%	9/15/15	(2)	10,000	10,726
New Jersey Transp. Corp. COP	5.500%	9/15/15	(4)	5,000	5,440
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)	12,490	13,712
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)(ETM)	7,510	8,303
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	30,000	33,136
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	20,000	22,091
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	19,720	21,781
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	10,280	11,355
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)	12,490	14,159
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)(ETM)	7,510	8,637
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	16,400	18,143
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(3)	83,500	91,434
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)	25,000	27,596
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(3)	25,000	27,912
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	15,000	6,111
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	12,775	13,404
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	3,440	3,609
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)	27,745	28,976
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(ETM)	7,475	7,856
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25	(2)	14,000	15,237
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26	(4)	10,000	10,673
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27	(4)	12,035	12,860
Rutgers State Univ. New Jersey	6.400%	5/1/13		4,015	4,371
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		6,385	6,176
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	40,000	42,284

Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13		14,945	14,793
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		11,425	11,109
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16		14,585	14,071
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17		15,925	15,190
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18		16,475	15,555
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19		30,595	28,504
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23	(2)	7,330	7,647
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27	(2)	10,100	10,200
					1,193,903
New Mexico (0.7%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	30,000	30,190
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	12,895	13,876
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20	(1)	30,525	32,047
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(1)	28,000	29,263
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10	(Prere.)	16,310	17,347
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	12,780	13,651
					136,374
New York (6.6%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23	(4)	7,000	7,586
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24	(4)	3,750	4,064
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25	(4)	3,000	3,251
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09	(2)	6,000	6,242
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12		40,505	43,310
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18	(1)	27,900	29,044
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20	(1)	10,000	10,221
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(1)	33,115	33,613
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(3)	10,000	10,102
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12	(1)(Prere.)	8,100	8,677
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	10/1/10	(1)(Prere.)	4,500	4,809
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11	(ETM)	21,200	19,487
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09	(2)(ETM)	2,755	2,880

	Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12	(4)(Prere.)	25,835	27,651
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15	(2)	45,130	47,763
	New York City NY GO	5.250%	8/1/10		27,000	28,399
	New York City NY GO	5.250%	8/1/11		30,000	32,013
	New York City NY GO	5.250%	8/1/13		18,015	19,572
	New York City NY GO	5.750%	8/1/13	(2)	8,500	9,306
	New York City NY GO	5.750%	8/1/15	(2)	38,000	41,331
	New York City NY GO	5.000%	8/1/19		12,630	13,272
	New York City NY GO	5.000%	8/1/20		10,000	10,445
	New York City NY GO	5.000%	8/1/21		10,000	10,385
	New York City NY GO	5.000%	8/1/22		10,000	10,329
[3]	New York City NY GO TOB VRDO	2.290%	8/7/08	(4)	15,784	15,784
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	2.100%	8/7/08	LOC	18,000	18,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19		7,500	7,935
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24	(1)	12,500	12,868
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25	(1)	12,000	12,314
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	7,570	7,846
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/09	(3)(Prere.)	5,195	5,392
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09	(Prere.)	12,585	13,075
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09	(Prere.)	5,000	5,194
	New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/09	(3)(Prere.)	14,740	15,516
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10	(Prere.)	3,500	3,716
	New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10	(Prere.)	5,960	6,350
	New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10	(Prere.)	4,365	4,650
	New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10	(Prere.)	6,000	6,442
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		14,000	14,891
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14		5,000	5,294
	New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18	(2)	5,000	5,265
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09	(Prere.)	2,235	2,318

New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09	(Prere.)	1,170	1,214
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09	(Prere.)	70	73
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/09	(Prere.)	9,685	10,042
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/09	(Prere.)	315	327
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/10	(Prere.)	5,945	6,311
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21		51,100	53,620
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11	(1)(Prere.)	4,090	4,421
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	14,645	15,730
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	11,500	12,374
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11		4,160	4,474
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/08	(1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/08	(1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11	(1)	7,360	7,450
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23	(3)	6,415	6,533
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24	(3)	6,740	6,845
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13		2,135	2,324
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		3,250	3,548
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20		33,000	35,173
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21		34,650	36,622
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		36,950	38,554
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		5,000	5,159
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25		16,820	17,328
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	8,740	9,614
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26		13,000	13,410
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11	(2)	4,040	4,109

	New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/10	(2)	3,920	4,050
	New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/11	(2)	3,610	3,730
	New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	35,425	38,780
	New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	20,710	22,672
	New York State Thruway Auth. Rev.	5.000%	1/1/20	(1)	9,440	10,014
	New York State Thruway Auth. Rev.	5.000%	1/1/22	(3)	10,000	10,435
	New York State Thruway Auth. Rev.	5.000%	1/1/23	(2)	20,000	20,562
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/10	(4)(ETM)	6,725	7,176
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12	(1)	20,000	21,730
	New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12	(1)(Prere.)	3,000	3,275
	New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22	(1)	23,030	25,504
	New York State Urban Dev. Corp. Rev. (Service Contract) VRDO	2.120%	8/7/08		10,000	10,000
[1]	Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28		19,030	18,468
	Suffolk County NY Water Auth. Rev.	6.800%	6/1/12	(ETM)	9,330	10,172
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		10,000	10,413
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		50,000	51,086
	Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10	(ETM)	55,325	57,646
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12	(ETM)	15,530	16,404
	Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12	(ETM)	12,000	12,831
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		20,000	21,376
						1,268,191
North Carolina (2.9%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.625%	1/15/26		11,460	10,735
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	2.040%	8/1/08		5,600	5,600
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	2.800%	8/7/08	(4)	13,700	13,700
	Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/09	(Prere.)	10,000	10,470
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11		25,000	25,877
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12		14,875	15,469
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		25,000	26,121

North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		15,000	15,787
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15		4,000	4,125
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16		4,000	4,094
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16		3,000	3,089
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17		4,700	4,816
North Carolina GO	5.000%	6/1/09		15,000	15,420
North Carolina GO	5.000%	6/1/10		13,820	14,520
North Carolina GO	5.250%	6/1/11		10,375	11,123
North Carolina GO	5.000%	3/1/12		7,400	7,947
North Carolina GO	5.000%	4/1/14		42,045	45,926
North Carolina GO	5.000%	5/1/14		30,280	32,649
North Carolina GO	5.000%	3/1/15		12,875	14,104
North Carolina GO	5.000%	3/1/16		23,510	25,824
North Carolina GO	5.000%	9/1/16		10,000	11,018
North Carolina GO	5.000%	3/1/17		10,000	10,986
North Carolina GO	5.000%	3/1/18		25,000	27,183
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18	(4)	9,675	10,321
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19	(4)	10,000	10,579
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/21	(4)	10,000	10,421
North Carolina Muni. Power Agency Rev.	5.250%	1/1/09	(1)	8,500	8,605
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	(4)	10,000	10,638
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	(4)	15,290	16,262
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	(1)	69,720	71,566
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18		5,000	5,258
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	(1)	38,600	39,762
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19		3,085	3,222
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	(1)	10,000	10,213
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		2,000	2,067
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	2,380	2,585
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,970	2,140
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13		1,500	1,615
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14		1,240	1,335
					563,172
Ohio (3.1%)
Akron OH GO	5.000%	12/1/18	(2)	5,300	5,613
American Muni. Power Ohio Inc.	5.000%	2/15/16		4,000	4,198
American Muni. Power Ohio Inc.	5.000%	2/15/17		6,770	7,073

Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		73,070	64,942
Cincinnati OH City School Dist. GO	5.250%	12/1/20	(3)	7,000	7,500
Cincinnati OH City School Dist. GO	5.250%	12/1/21	(3)	5,710	6,101
Cincinnati OH City School Dist. GO	5.250%	12/1/22	(3)	10,000	10,654
Cincinnati OH City School Dist. GO	5.250%	12/1/23	(3)	5,000	5,309
Cincinnati OH City School Dist. GO	5.250%	12/1/24	(3)	10,000	10,622
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	14,710	16,126
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	9,185	10,069
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	8,150	8,935
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	5,000	5,481
Cleveland OH GO	5.500%	8/1/08	(1)	6,295	6,295
Cleveland OH Public Power System Rev.	5.000%	11/15/21	(3)	7,455	7,517
Cleveland OH Public Power System Rev.	5.000%	11/15/22	(3)	14,065	14,130
Cleveland OH Public Power System Rev.	5.000%	11/15/23	(3)	7,705	7,710
Cleveland OH Public Power System Rev.	5.000%	11/15/24	(3)	7,350	7,317
Cleveland OH Water Works Rev.	5.250%	1/1/09	(4)	795	805
Cleveland OH Water Works Rev.	5.250%	1/1/10	(4)	2,745	2,779
Cleveland OH Water Works Rev.	5.375%	1/1/13	(4)	3,455	3,700
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16	(4)	6,000	6,553
Columbus OH GO	5.500%	7/1/10		10,380	11,015
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	2.200%	8/7/08		35,000	35,000
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18	(2)	7,950	8,411
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19	(2)	22,380	23,471
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23	(2)	21,215	21,722
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12		6,800	7,200
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13	(1)	3,000	3,067
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13		6,810	7,212
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14		6,000	6,339
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15		4,000	4,199
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,612
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,612
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,018
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,018
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,733
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,733

Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11	(4)(Prere.)	6,605	7,158
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12	(4)	5,000	5,358
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13	(4)	3,000	3,208
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17		5,565	6,104
Ohio GO	5.625%	5/1/10	(Prere.)	5,065	5,358
Ohio GO	7.625%	8/1/10		3,510	3,868
Ohio GO	5.375%	2/1/11	(Prere.)	7,645	8,155
Ohio GO	5.375%	2/1/11	(Prere.)	7,255	7,739
Ohio GO	5.375%	2/1/11	(Prere.)	5,500	5,867
Ohio GO	5.375%	2/1/11	(Prere.)	5,000	5,333
Ohio GO	5.375%	2/1/11	(Prere.)	3,485	3,717
Ohio GO	5.250%	8/1/13	(4)	12,435	13,619
Ohio GO	5.500%	8/1/13		2,945	3,268
Ohio GO	5.500%	11/1/14		7,000	7,842
Ohio GO	5.000%	9/15/18		12,755	13,654
Ohio GO	5.000%	11/1/18		7,710	8,259
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14		3,710	3,991
Ohio Higher Educ. GO	5.000%	11/1/23		8,905	9,252
Ohio Highway Capital Improvements GO	5.000%	5/1/16		11,010	12,005
Ohio Infrastructure Improvement GO	5.000%	9/1/24		8,720	8,996
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/19		3,605	3,884
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20		3,785	4,052
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/21		3,980	4,225
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/21		5,540	6,252
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/21		5,555	6,287
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15		3,040	3,069
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16		3,190	3,196
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17		3,350	3,325
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18		3,520	3,457
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19		3,195	3,098
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20		3,680	3,542
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28		17,000	16,447
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13	(3)	2,700	2,873

	Univ. of Cincinnati OH General Receipts	5.500%	6/1/14	(3)	1,000	1,063
						597,312
Oklahoma (0.5%)
	Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	7,600	8,164
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24		12,500	12,404
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	2.300%	8/1/08	(12)	10,400	10,400
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25	(2)	15,070	15,201
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26	(2)	12,000	12,090
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27	(2)	20,110	20,203
	Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/29	(2)	10,000	9,948
	Oklahoma Turnpike Auth.	5.500%	1/1/09	(3)	6,000	6,095
						94,505
Oregon (0.7%)
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/09		7,715	7,840
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/10		9,955	10,350
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12		2,955	3,167
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13		5,580	5,943
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14		5,825	6,173
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15		4,395	4,633
[3]	Jackson County OR School Dist. TOB VRDO	2.260%	8/7/08		6,000	6,000
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	8,715	9,038
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	3,000	3,111
	Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	2,500	2,593
	Oregon State Dept. Administrative Services	5.750%	4/1/10	(4)	7,560	7,808
	Oregon State Dept. Administrative Services	5.000%	4/1/25	(4)	5,675	5,881
	Oregon State Dept. Administrative Services	5.000%	4/1/26	(4)	11,210	11,592
	Portland OR Sewer System Rev.	5.000%	6/1/12	(1)	27,230	29,146
	Portland OR Sewer System Rev.	5.000%	8/1/18	(4)	11,470	12,406
						125,681

Pennsylvania (3.9%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24	(1)	14,050	14,309
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25	(1)	10,000	10,144
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17		3,790	3,620
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18		3,985	3,745
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19		4,175	3,870
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26		13,070	10,947
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		25,000	24,817
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/09		5,355	5,360
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.050%	8/1/08		2,200	2,200
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20		1,000	962
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21		1,000	967
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22		1,000	970
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23		1,500	1,447
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24		3,000	2,887
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	3,000	3,450
Pennsylvania GO	5.000%	3/1/11		14,735	15,596
Pennsylvania GO	5.250%	2/1/12	(3)	5,000	5,369
Pennsylvania GO	5.000%	3/1/12		24,335	26,053
Pennsylvania GO	5.500%	5/1/12	(4)(Prere.)	10,000	10,918
Pennsylvania GO	5.250%	7/1/12		25,200	27,319
Pennsylvania GO	5.000%	10/1/12	(3)	9,430	10,133
Pennsylvania GO	5.000%	7/1/14	(1)	5,850	6,281
Pennsylvania GO	5.000%	9/1/14	(4)	25,000	27,267
Pennsylvania GO	5.250%	7/1/15		49,130	54,338
Pennsylvania GO	5.375%	7/1/18	(4)	13,000	14,513
Pennsylvania GO	5.000%	11/1/20		17,730	18,894
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/11	(4)	8,195	8,453
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12	(4)	2,750	2,844

Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13	(4)	4,000	4,136
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20		12,180	12,695
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	20,491
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/11	(3)	10,000	10,209
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/12	(3)	6,660	6,799
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/13	(3)	5,000	5,104
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	10,600	10,912
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	7,130	7,340
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	17,370	17,833
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	11,130	11,427
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	31,415	32,100
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	11,685	11,940
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26	(4)	12,270	12,504
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08	(2)(Prere.)	1,665	1,701
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	4,095	4,173
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	2,875	2,930
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	460	468
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	410	417
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17	(2)	5,155	5,481
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25	(12)	5,000	5,105
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26	(12)	2,105	2,143
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27	(12)	5,575	5,652
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27		12,345	12,410
Pennsylvania Turnpike Comm. Rev. VRDO	2.350%	8/7/08	(4)	5,900	5,900

Philadelphia PA Airport Parking Auth.	5.250%	9/1/10	(2)	4,875	4,932
Philadelphia PA Gas Works Rev.	5.500%	7/1/09	(4)	10,820	10,850
Philadelphia PA Gas Works Rev.	5.250%	7/1/10	(4)	10,180	10,201
Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	5,000	5,010
Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	3,610	3,727
Philadelphia PA GO	5.125%	5/15/09	(3)	2,000	2,037
Philadelphia PA GO	5.125%	5/15/10	(3)	11,695	11,991
Philadelphia PA GO	5.125%	5/15/11	(3)	12,290	12,616
Philadelphia PA GO	5.125%	5/15/12	(3)	4,975	5,107
Philadelphia PA GO	5.125%	5/15/13	(3)	5,000	5,133
Philadelphia PA GO	5.000%	8/1/15	(4)	23,000	24,512
Philadelphia PA GO	5.250%	8/1/16	(4)	13,110	14,123
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.000%	8/1/08		43,800	43,800
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11	(3)	4,695	4,750
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13	(4)	11,105	11,992
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	5,965	6,428
Philadelphia PA School Dist. GO	6.250%	9/1/08	(2)	4,000	4,012
Philadelphia PA School Dist. GO	6.250%	9/1/09	(2)	2,080	2,151
Philadelphia PA School Dist. GO	5.500%	8/1/12	(3)	10,815	11,662
Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	18,745	19,191
Philadelphia PA School Dist. GO	5.000%	8/1/21	(2)	10,000	10,173
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11	(Prere.)	4,860	5,344
					757,285
Puerto Rico (2.0%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14		4,420	4,630
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15		4,500	4,702
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16		5,000	5,284
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(1)	35,430	35,562
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(4)	5,000	5,229
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20	(1)	18,245	18,204
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21	(1)	24,790	24,614
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(1)	17,800	18,679
Puerto Rico GO	5.500%	7/1/11	(4)	8,500	8,999
Puerto Rico GO	5.500%	7/1/13	(1)	5,000	5,215
Puerto Rico GO	5.500%	7/1/14	(1)	5,000	5,207
Puerto Rico GO	5.250%	7/1/20		14,955	14,765
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11	(1)	2,835	3,038
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13	(1)	7,220	7,760
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15	(1)	5,590	6,164
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16	(3)	8,885	8,998
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22	(3)	7,580	7,543
Puerto Rico Muni. Finance Agency	5.750%	8/1/12	(4)	2,470	2,568
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11	(3)	48,810	43,785
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12	(3)	34,465	29,400

Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	13,600	14,733
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17	(2)	6,390	6,582
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18	(2)	6,430	6,691
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29		11,400	11,201
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	19,980	23,245
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(12)(ETM)	17,110	19,906
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	43,740	44,480
					387,184
Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10	(1)(ETM)	18,465	19,593
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10	(1)(ETM)	8,385	8,385
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/09	(4)	3,335	3,435
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10	(4)	3,000	3,153
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11	(4)	5,000	5,331
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12	(4)	5,000	5,388
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25	(4)	2,880	2,775
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26	(4)	3,210	3,121
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29	(4)	6,560	6,324
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/26	(4)	5,000	4,988
Rhode Island State & Providence Plantations GO	4.625%	11/1/24		6,595	6,546
Rhode Island State & Providence Plantations GO	4.700%	11/1/25		3,645	3,617
					72,656
South Carolina (1.2%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26		10,000	10,121
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27		33,070	33,469
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		5,330	5,384
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16		5,000	5,262
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17		8,565	8,410
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18		2,655	2,776

Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12	(Prere.)	13,000	14,588
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22	(3)	9,950	4,572
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23	(3)	8,780	3,770
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24		13,620	13,277
South Carolina GO	5.000%	11/1/15		7,190	7,914
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/23	(4)	6,275	6,514
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	5,000	5,179
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/25	(4)	6,925	7,145
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/27	(4)	13,550	13,917
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10	(ETM)	10,500	11,135
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	7,000	7,868
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	1,775	1,958
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30		6,755	6,768
South Carolina Public Service Auth. Rev.	5.375%	1/1/13	(4)	7,300	7,817
South Carolina Public Service Auth. Rev.	5.500%	1/1/13	(4)	5,000	5,470
South Carolina Public Service Auth. Rev.	5.000%	1/1/21	(1)	15,600	16,087
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	9,020	9,518
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	8,495	8,964
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	6,245	6,589
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11	(1)	6,925	7,175
					231,647
Tennessee (2.3%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.200%	8/1/08	LOC	7,285	7,285
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.200%	8/1/08	LOC	5,500	5,500
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/09	(Prere.)	3,465	3,583
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	4,495	4,651
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	2,660	2,753
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/09	(Prere.)	2,000	2,071
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/09	(Prere.)	13,000	13,473
Memphis TN Electric System Rev.	5.000%	12/1/09	(1)	60,140	62,479
Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	33,000	34,808
Memphis TN GO	5.000%	11/1/20	(1)	16,000	16,680

Memphis TN GO	5.000%	11/1/21	(1)	5,830	6,048
Memphis TN GO	5.000%	11/1/22	(1)	5,000	5,165
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/25		23,345	24,250
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	16,372
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	16,385
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	16,385
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.200%	8/1/08	LOC	3,940	3,940
Shelby County TN GO	0.000%	12/1/11		10,000	8,996
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14		13,995	14,608
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/21		5,000	5,088
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/22		5,000	5,059
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/23		7,500	7,553
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/24		8,000	8,031
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/25		5,000	5,000
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/26		2,000	1,995
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		17,500	17,121
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17		33,305	32,894
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18		41,070	40,272
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		25,000	23,551
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20		12,000	11,509
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21		25,000	23,254
					446,759

Texas (10.5%)
	Austin TX Combined Util. System Rev.	0.000%	11/15/10	(2)	5,000	4,674
	Austin TX Combined Util. System Rev.	0.000%	11/15/11	(1)	18,100	16,224
	Austin TX Combined Util. System Rev.	0.000%	11/15/11	(2)	16,050	14,354
	Austin TX Combined Util. System Rev.	0.000%	5/15/18	(3)	25,215	15,633
	Austin TX Combined Util. System Rev.	0.000%	5/15/19	(3)	28,160	16,383
	Austin TX Independent School Dist. GO	5.000%	8/1/13		10,000	10,847
	Camino Real Mobility Auth. Rev.	5.250%	2/15/18		11,960	12,508
	Camino Real Mobility Auth. Rev.	5.250%	8/15/18		11,770	12,309
	Camino Real Mobility Auth. Rev.	5.250%	2/15/19		12,595	13,083
	Camino Real Mobility Auth. Rev.	5.250%	8/15/19		12,925	13,426
	Camino Real Mobility Auth. Rev.	5.250%	2/15/20		13,265	13,636
	Camino Real Mobility Auth. Rev.	5.250%	8/15/20		13,580	13,959
	Camino Real Mobility Auth. Rev.	5.000%	2/15/21		5,970	5,974
	Camino Real Mobility Auth. Rev.	5.000%	8/15/21		6,320	6,324
	Camino Real Mobility Auth. Rev.	5.000%	2/15/22		6,170	6,152
	Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	3,105	3,178
	Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	2,760	2,825
	Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	10,954
	Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	10,954
	Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	15,160	14,767
	Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26		13,985	13,610
	Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27		14,630	14,134
	Dallas TX GO	5.000%	2/15/19		11,675	12,211
	Dallas TX GO	5.000%	2/15/22		6,540	6,836
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/23		4,875	5,080
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/24		5,125	5,323
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/25		5,390	5,568
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/26		5,665	5,828
	Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/27		5,955	6,098
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	2.100%	8/1/08		53,100	53,100
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	27,000	27,000
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	25,750	25,750
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	21,600	21,600
[1]	Harris County TX Rev.	5.000%	8/15/14		1,000	1,085
[1]	Harris County TX Rev.	5.000%	8/15/15		2,335	2,531

[1]	Harris County TX Rev.	5.000%	8/15/23		5,230	5,409
[1]	Harris County TX Rev.	5.000%	8/15/24		5,970	6,155
[1]	Harris County TX Rev.	5.000%	8/15/25		6,280	6,439
[1]	Harris County TX Rev.	5.000%	8/15/26		5,350	5,464
[1]	Harris County TX Rev.	5.000%	8/15/28		3,295	3,334
	Harris County TX Sports Auth. Rev.	0.000%	11/15/23	(1)	7,000	2,860
	Harris County TX Toll Road Rev.	5.375%	8/15/12	(4)	10,000	10,867
	Houston TX Community College System Rev.	5.000%	4/15/21	(10)	9,200	9,288
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	11,450	12,250
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	3,925	4,199
	Houston TX GO	5.250%	3/1/11		1,185	1,203
	Houston TX GO	5.500%	3/1/11	(4)	1,050	1,107
	Houston TX GO	5.750%	3/1/12	(4)	1,105	1,171
	Houston TX GO	5.750%	3/1/13	(4)	375	397
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10	(2)	9,155	9,659
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	9,995	10,509
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	4,460	4,689
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13	(2)	10,545	11,007
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13	(2)	13,840	14,680
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14	(2)	6,190	6,485
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15	(2)	10,750	11,196
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16	(2)	5,540	5,844
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17	(2)	13,760	8,938
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17	(2)	5,855	6,177
	Houston TX Independent School Dist. GO	0.000%	8/15/15		5,355	4,017
	Houston TX Independent School Dist. GO	5.000%	7/15/17	(4)	5,225	5,566
	Houston TX Independent School Dist. GO	5.000%	7/15/18	(4)	10,090	10,703
[3]	Houston TX Independent School Dist. GO TOB VRDO	2.220%	8/7/08	(4)	9,995	9,995

Houston TX Water & Sewer System Rev.	0.000%	12/1/10	(2)	5,000	4,671
Houston TX Water & Sewer System Rev.	5.750%	12/1/12	(2)(Prere.)	8,000	8,843
Houston TX Water & Sewer System Rev.	5.500%	12/1/14	(4)	22,500	24,044
Houston TX Water & Sewer System Rev.	5.500%	12/1/15	(4)	7,250	7,747
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09	(4)(Prere.)	35	36
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09	(4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	55	57
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	10	10
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	285	305
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	250	268
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	190	203
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	180	193
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	175	187
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	125	134
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	80	86
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11	(4)	14,160	14,645
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12	(4)(ETM)	2,520	2,689
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12	(1)	3,725	3,926
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13	(1)	2,810	2,939
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14	(1)	4,190	4,382
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14	(4)	4,990	5,160
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15	(4)	23,940	24,719
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16	(1)	1,875	1,961
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17	(1)	2,825	2,954
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19	(1)	2,820	2,934
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20	(1)	1,920	1,998
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		26,500	26,839
North Texas Tollway Auth. Rev.	5.500%	1/1/17		5,000	5,332
North Texas Tollway Auth. Rev.	5.500%	1/1/18		4,000	4,254
North Texas Tollway Auth. Rev.	6.000%	1/1/19		15,000	16,350
North Texas Tollway Auth. Rev.	6.000%	1/1/20		22,100	23,829
North Texas Tollway Auth. Rev.	6.000%	1/1/21		40,000	42,633
North Texas Tollway Auth. Rev.	6.000%	1/1/22		25,045	26,578
North Texas Tollway Auth. Rev.	6.000%	1/1/24		20,000	21,057
North Texas Tollway Auth. Rev.	6.000%	1/1/25		11,140	11,678
North Texas Tollway Auth. Rev.	6.000%	1/1/25		7,775	8,150
North Texas Tollway Auth. Rev.	6.000%	1/1/26		5,000	5,219
North Texas Tollway Auth. Rev.	6.000%	1/1/27		5,000	5,200
North Texas Tollway Auth. Rev.	5.250%	1/1/12		25,000	25,539
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16		75,000	78,731
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17		16,500	16,303
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18		15,985	15,682
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19		16,500	16,381
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18	(1)	16,000	15,752

San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	20,440	21,422
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	12,100	12,681
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	10,205	10,695
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	9,200	9,642
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11		12,225	13,062
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12	(4)	5,000	5,328
San Antonio TX Electric & Gas Rev.	5.250%	2/1/12		5,515	5,643
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	10,736
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	8,140	8,739
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	6,490	6,968
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	5,445	5,846
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		5,000	5,433
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		3,890	3,980
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13		10,000	10,918
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,250	8,010
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16		16,825	17,943
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17		7,580	8,083
San Antonio TX Electric & Gas Rev.	5.000%	2/1/20		12,435	13,103
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		10,000	10,412
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22		25,450	26,351
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23		22,000	22,666
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		23,000	23,637
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		17,600	18,031
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		15,000	15,368
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		39,660	40,476
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		26,065	26,800
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		10,000	10,232
San Antonio TX GO	5.000%	8/1/15		8,890	9,673
San Antonio TX GO	5.000%	8/1/19		5,685	6,061
San Antonio TX GO	5.000%	8/1/20		6,030	6,386
San Antonio TX GO	5.000%	8/1/22		6,590	6,886
San Antonio TX GO	5.000%	8/1/23		4,975	5,169
San Antonio TX GO	5.000%	8/1/25		3,895	4,020
San Antonio TX Independent School Dist. GO	5.000%	8/15/16		8,460	9,066
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16		10,360	11,192
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17		10,000	10,779
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/18		10,000	10,603
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24		14,925	15,453
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13		5,535	5,974
Texas GO	5.000%	4/1/24		13,595	14,018
Texas GO Public Finance Auth.	5.500%	10/1/09		7,000	7,299
Texas GO Public Finance Auth.	5.500%	10/1/12		13,455	14,440
Texas GO Public Finance Auth.	5.500%	10/1/13		19,175	20,579
Texas GO Public Finance Auth.	5.375%	10/1/14		21,310	23,047
Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.260%	9/15/10		55,000	54,271
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)	11,100	10,459
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)(ETM)	740	700
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)	4,800	4,140

Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)(ETM)	375	327
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)	11,375	9,367
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)(ETM)	125	104
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	5,540	4,336
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)(ETM)	125	100
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	13,140	9,587
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)(ETM)	110	83
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)	22,795	15,708
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)(ETM)	110	79
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	31,295	20,328
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)(ETM)	415	283
Texas State Transp. Comm. First Tier	5.000%	4/1/19		10,000	10,573
Texas State Transp. Comm. First Tier	5.000%	4/1/20		8,850	9,296
Texas State Transp. Comm. First Tier	5.000%	4/1/21		23,405	24,523
Texas State Transp. Comm. First Tier	5.000%	4/1/21		10,555	11,010
Texas State Transp. Comm. First Tier	5.000%	4/1/22		50,000	52,103
Texas State Transp. Comm. First Tier	5.000%	4/1/22		10,000	10,380
Texas State Transp. Comm. First Tier	4.750%	4/1/24		10,000	10,115
Texas State Transp. Comm. First Tier	5.000%	4/1/24		10,000	10,301
Texas State Transp. Comm. First Tier	5.000%	4/1/25		10,000	10,262
Texas State Transp. Comm. First Tier	5.000%	4/1/26		8,000	8,189
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23	(2)	10,040	10,255
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24	(2)	11,940	12,165
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25	(2)	6,555	6,649
Texas Water Finance Assistance GO	5.000%	8/1/26		5,710	5,868
Texas Water Finance Assistance GO	5.000%	8/1/27		6,500	6,649
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14		8,500	8,641
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19		3,600	3,628
Univ. of Houston TX Rev.	5.250%	2/15/09	(4)	3,080	3,138
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11	(Prere.)	8,290	8,920
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/14		7,590	8,361
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20		9,785	10,359
					2,018,241
Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09	(1)(ETM)	5,180	5,349
Utah GO	5.000%	7/1/12		5,000	5,384
Utah GO	5.000%	7/1/16		20,000	21,928
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10	(4)	7,000	6,707
					39,368
Vermont (0.1%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22	(4)	8,000	8,149

	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.500%	12/1/28	(4)	6,500	6,760
						14,909
Virgin Islands (0.0%)
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		5,865	6,180
Virginia (2.0%)
[3]	Chesterfield County VA Econ. Dev. Auth. Rev. TOB VRDO	2.240%	8/7/08		2,115	2,115
	Fairfax County VA Public Improvement GO	5.000%	10/1/08		12,455	12,525
	Fairfax County VA Public Improvement GO	5.000%	10/1/10		35,195	37,199
	Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.270%	8/1/08	(4)	36,950	36,950
	Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26		2,425	2,414
	Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31		22,265	21,742
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	42,520	47,203
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23		5,125	5,316
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24		5,335	5,518
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25		5,665	5,830
	Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26		5,955	6,110
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	7,740	7,817
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	3,990	4,030
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	2,390	2,414
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	1,950	1,969
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	1,170	1,182
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	1,010	1,020
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	610	616
	Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08	(Prere.)	580	586
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/17		10,935	11,919
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18		10,595	11,437
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	2.600%	8/1/08		9,535	9,535
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10	(Prere.)	4,310	4,611

	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11		4,085	4,340
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18		8,010	8,610
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19		8,430	8,985
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20		8,855	9,381
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21		9,320	9,802
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22		9,105	9,530
	Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/17		12,985	14,212
	Virginia GO	5.000%	6/1/12		10,630	11,451
	Virginia GO	5.000%	6/1/15		10,000	10,848
	Virginia GO	5.000%	6/1/16		5,000	5,501
	Virginia Public School Auth. Rev.	5.000%	8/1/08		7,675	7,675
	Virginia Public School Auth. Rev.	5.000%	8/1/13		5,560	6,034
	Virginia Public School Auth. Rev.	5.000%	8/1/14		5,635	6,148
	Virginia Public School Auth. Rev.	5.000%	8/1/15		5,720	6,250
	Virginia Public School Auth. Rev.	5.000%	8/1/16		5,810	6,343
	Virginia Public School Auth. Rev.	5.000%	8/1/17		4,510	4,919
	Virginia Public School Auth. Rev.	5.000%	8/1/20		6,210	6,640
						376,727
Washington (1.1%)
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(1)	10,000	7,410
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.250%	7/1/16		42,825	46,790
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17		24,350	26,160
	Port of Seattle WA Rev.	5.000%	3/1/20	(1)	9,035	9,152
	Port of Seattle WA Rev.	5.000%	3/1/21	(1)	5,000	5,032
	Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11		5,825	6,318
	Washington GO	5.500%	7/1/10	(Prere.)	6,755	7,162
	Washington GO	6.250%	2/1/11		4,265	4,501
	Washington GO	5.700%	10/1/15	(4)	10,000	10,964
	Washington GO	5.000%	7/1/21	(4)	10,495	10,936
	Washington GO	5.000%	7/1/21	(4)	7,050	7,347
[3]	Washington GO TOB VRDO	2.240%	8/7/08	(4)	7,805	7,805
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23	(4)	3,425	3,503

Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24	(4)	3,550	3,622
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,675	3,735
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,625	3,684
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,800	3,853
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,550	3,600
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27	(4)	3,925	3,980
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	2.400%	8/1/08	(4)	5,900	5,900
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		30,000	30,141
					211,595
West Virginia (0.1%)
West Virginia GO	5.250%	6/1/09	(4)(Prere.)	10,000	10,400
West Virginia GO	5.750%	6/1/09	(Prere.)	5,000	5,221
					15,621
Wisconsin (1.1%)
Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/24	(4)	5,240	5,397
Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/25	(4)	3,835	3,928
Wisconsin GO	5.000%	5/1/10		14,420	15,083
Wisconsin GO	5.000%	5/1/11		15,180	16,075
Wisconsin GO	5.250%	5/1/11	(1)(Prere.)	5,000	5,329
Wisconsin GO	5.750%	5/1/11	(Prere.)	20,315	21,968
Wisconsin GO	5.750%	5/1/11	(Prere.)	20,000	21,627
Wisconsin GO	5.750%	5/1/11	(Prere.)	18,000	19,465
Wisconsin GO	5.250%	5/1/12		15,975	17,216
Wisconsin GO	5.250%	5/1/13		16,810	18,283

	Wisconsin GO	5.500%	5/1/13	(1)	7,000	7,677
	Wisconsin GO	5.000%	5/1/15	(1)	14,975	16,174
	Wisconsin GO	5.500%	5/1/15	(1)	15,000	16,646
	Wisconsin GO	5.000%	5/1/19		7,135	7,627
	Wisconsin GO	5.000%	5/1/21		7,865	8,272
	Wisconsin GO	5.000%	5/1/22		8,260	8,629
	Wisconsin GO	5.000%	5/1/23		8,675	9,007
						218,403
Total Tax-Exempt Municipal Bonds (Cost $9,027,890)						19,052,270
						Market
						Value
		Coupon			Shares	($000)
Temporary Cash Investments (0.7%)

[4]	Vanguard Municipal Cash Management Fund (Cost $136,090)	2.251%		136,089,831		136,090

Total Investments (99.8%) (Cost $9,163,980)						19,188,360

Other Assets and Liabilities-Net (0.2%)						31,120

Net Assets (100%)						19,219,480

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2008.
2	Securities with a value of $23,476,000 have been segregated as initial margin for open futures contracts.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $45,694,000, representing 0.2% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2008, the cost of investment securities for tax purposes was $19,194,731,000. Net unrealized depreciation of investment securities for tax purposes was $6,371,000, consisting of unrealized gains of $246,822,000 on securities that had risen in value since their purchase and $253,193,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond	(2,547)	294,179	(5,272)
10-Year U.S. Treasury Bond	2	230	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.3%)
East AL Health Care Auth. Rev. (Health Care Facs.)	5.000%	9/1/13		5,000	4,975
Univ. of Alabama Birmingham Hosp. Rev.	5.250%	9/1/25		3,500	3,370
					8,345
Arizona (1.4%)
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13		2,415	2,610
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14		5,600	6,083
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15		5,025	5,462
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16		7,015	7,606
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17		3,500	3,793
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		5,000	5,149
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		4,500	4,437
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,115	7,816
					42,956
California (12.9%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	5,000	1,346
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14	(4)	2,500	2,847
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31		4,300	4,321
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27		7,560	7,784
California GO	6.250%	9/1/12		5,000	5,450
California GO	5.250%	11/1/21		2,000	2,057
California GO	5.125%	11/1/23		3,000	3,043
California GO	5.000%	8/1/25	(4)	6,645	6,779
California GO	5.500%	8/1/26		10,000	10,502
California GO	5.125%	4/1/33		8,500	8,411
California GO	5.250%	3/1/38		38,150	38,177
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35		5,000	4,888

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/09	(Prere.)	5,000	5,333
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27		7,000	6,789
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		4,000	3,792
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16	(2)	11,370	11,398
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27		10,405	10,499
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	5,000	5,502
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12	(Prere.)	2,500	2,807
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		5,000	5,527
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	6,000	6,440
California State Econ. Recovery Bonds	5.000%	7/1/15		15,200	16,409
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		25,000	26,055
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		25,000	26,224
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		4,000	3,879
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		9,000	8,367
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	20,000	22,854
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33		10,000	7,805
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31	(4)	12,500	12,587
Los Angeles CA USD GO	5.000%	7/1/25	(3)	10,000	10,104
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19	(12)	4,000	4,128
San Bernardino County CA Medical Center COP	5.500%	8/1/24	(1)	11,295	11,314
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	18,000	22,402
San Diego CA USD GO	0.000%	7/1/13	(3)	7,160	5,916
San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31	(4)	6,000	5,590

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

San Jose CA Redev. Agency	5.000%	8/1/20	(2)	11,415	11,749
San Jose CA Redev. Agency	5.000%	8/1/27	(1)	5,000	4,952
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14		8,500	6,740
Univ. of California Rev.	4.500%	5/15/26	(4)	10,000	9,690
Univ. of California Rev.	5.000%	5/15/33	(2)	5,000	4,937
Univ. of California Rev.	4.500%	5/15/35	(4)	17,225	15,865
					391,259
Colorado (2.7%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10	(2)(Prere.)	20,000	21,478
Colorado Dept. of Transp. Rev.	5.500%	6/15/11	(1)(Prere.)	6,000	6,521
Denver CO City & County Airport Rev.	6.000%	11/15/12	(1)	7,000	7,675
Douglas County CO School Dist. No. RE-1. (Douglas & Elbert Counties)	5.000%	12/15/16	(4)	12,565	13,621
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(1)	10,000	8,026
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16	(1)	10,185	6,838
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	5,000	2,744
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20	(1)	15,165	7,780
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(1)	9,700	3,563
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(1)	16,500	4,303
					82,549
Connecticut (0.6%)
Connecticut State Health & Educ. Fac. Auth. (Quinnipiac Univ.)	5.000%	7/1/36	(2)	18,875	18,430
District of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/11	(1)(ETM)	3,085	3,363
Florida (4.6%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	10,000	10,599
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22	(2)	12,995	13,270
Florida Educ. System Fac. Rev.	5.000%	5/1/35	(1)	11,335	11,105
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		7,000	7,311

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		7,000	7,216
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24		2,000	1,926
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25		1,500	1,435
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		22,200	21,071
Key West FL Util. Board Election Rev.	5.000%	10/1/31	(1)	10,000	9,798
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/09	(Prere.)	11,925	12,567
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29		8,000	7,568
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39		5,000	4,651
Orange County FL School Board COP	5.000%	8/1/31	(3)	9,000	8,643
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	4,300	4,232
Sunrise FL Util. System Rev.	5.500%	10/1/18	(2)	12,000	12,848
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		6,000	6,040
					140,280
Georgia (3.8%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(3)	7,750	8,004
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17	(3)	7,500	7,717
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22	(4)	10,000	10,570
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	8,350	9,336
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30	(4)	15,000	16,499
Burke County GA Dev. Auth. PCR VRDO	2.100%	8/1/08		7,900	7,900
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10	(ETM)	5,070	5,335
Fulton County GA COP	6.000%	11/1/15	(2)	4,815	5,159
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		10,305	9,713
Main Street Natural Gas Inc. Georgia Gas Project Rev.	6.375%	7/15/38		10,000	9,116
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18		12,170	13,813
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/18		7,000	7,454

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/19		5,000	5,292
					115,908
Hawaii (0.4%)
Hawaii GO	5.875%	9/1/09	(4)(Prere.)	5,110	5,382
Hawaii GO	5.875%	10/1/10	(1)(Prere.)	3,220	3,461
Hawaii GO	5.875%	10/1/10	(1)(Prere.)	2,860	3,074
					11,917
Illinois (4.6%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16	(3)	8,500	6,071
Chicago IL Board of Educ. GO	0.000%	12/1/13	(2)	5,000	4,055
Chicago IL Board of Educ. GO	0.000%	12/1/14	(2)	5,000	3,846
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11	(ETM)	20,000	21,267
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10	(3)(Prere.)	16,690	17,920
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11	(3)(Prere.)	6,400	6,821
Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	6,000	7,460
Chicago IL Skyway Toll Bridge	5.500%	1/1/11	(2)(Prere.)	8,750	9,418
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		13,000	11,913
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		11,000	10,469
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		5,000	4,964
Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,500	4,817
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(1)	4,680	4,927
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14	(1)	16,100	12,456
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12	(1)	5,795	5,088
Will County IL Community School Dist.	0.000%	11/1/13	(4)	10,000	08,205
					139,697

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Indiana (1.2%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		3,475	3,285
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39		24,045	21,338
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		9,275	9,998
					34,621
Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/32	(4)	5,000	5,000
Kentucky (0.9%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	6,405	6,868
Kentucky Property & Building Comm. Rev.	5.375%	8/1/11	(4)(Prere.)	8,050	8,668
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16	(4)	5,820	6,152
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33	(3)	5,000	5,126
					26,814
Louisiana (2.6%)
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18	(2)	5,000	5,211
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24	(3)	6,880	6,907
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25	(3)	5,000	5,002
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27	(10)	5,000	5,032
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28	(10)	2,500	2,506
Louisiana GO	5.750%	11/15/10	(3)(Prere.)	9,855	10,598
Louisiana GO	5.500%	5/15/14	(3)	6,180	6,493
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		20,000	18,470
New Orleans LA GO	0.000%	9/1/16	(2)	5,785	3,924
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		16,000	13,836
					77,979
Maryland (2.4%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/09	(Prere.)	25,000	27,110

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

	Maryland GO	5.250%	2/15/14		16,635	18,365
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(2)	13,475	13,434
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	6,100	6,385
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	7,500	8,195
						73,489
Massachusetts (6.1%)
	Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21		15,000	18,101
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(1)	3,085	3,429
	Massachusetts GO	5.375%	10/1/10	(Prere.)	10,000	10,578
	Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/32		22,125	21,698
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31		20,000	20,059
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,822
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		9,205	9,339
	Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30	(3)	7,460	6,906
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30	(4)	13,160	13,261
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	7,295	7,860
	Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27	(3)	7,190	7,691
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26		4,790	5,280
[1]	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	32,000	37,537
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31	(2)	21,000	21,041
						184,602
Michigan (3.2%)
	Detroit MI Sewer System Rev.	5.750%	1/1/10	(3)(Prere.)	5,000	5,302

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	7,755	8,418
Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	3,970	4,386
Detroit MI Sewer System Rev.	5.500%	7/1/29	(3)	18,000	18,636
Detroit MI Sewer System Rev.	5.000%	7/1/32	(4)	3,045	2,999
Detroit MI Sewer System Rev.	5.125%	7/1/33	(1)	6,030	5,909
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/24	(1)	7,500	7,806
Michigan Building Auth. Rev.	5.500%	10/15/16		5,500	5,838
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		14,000	12,561
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	9,250	10,033
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	7,980	8,655
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		5,000	4,722
					95,265
Missouri (0.4%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		3,500	2,914
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.	5.000%	6/1/36		4,000	3,798
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/16	(4)	4,195	4,392
					11,104
Nebraska (0.7%)
Omaha NE Public Power Dist. Electric Rev.	5.000%	2/1/39		20,075	20,075
Nevada (1.2%)
Clark County NV School Dist. GO	5.000%	6/15/13		17,305	18,638
Clark County NV School Dist. GO	5.000%	6/15/14		8,995	9,732
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		2,000	2,005
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11	(4)(Prere.)	5,000	5,380
					35,755
New Hampshire (0.8%)
Manchester NH General Airport Rev.	5.625%	1/1/10	(4)(Prere.)	23,000	24,125

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

New Jersey (3.7%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28	(1)	10,680	11,624
Garden State Preservation Trust New Jersey	5.750%	11/1/28	(4)	10,000	11,418
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		10,000	9,443
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26	(2)	10,000	10,827
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27	(3)	9,000	9,734
New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35	(12)	6,500	6,571
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)(ETM)	1,595	1,746
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)	260	284
New Jersey Transp. Corp. COP	6.000%	9/15/10	(2)(Prere.)	13,000	13,984
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	(2)	5,000	5,339
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(3)	5,795	6,470
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	19,000	7,302
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	2,060	2,161
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	11,000	7,908
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		10,000	8,182
					112,993
New Mexico (0.8%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(1)	10,000	10,451
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,204
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	10,000	10,833
					24,488
New York (9.4%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/08	(3)	4,900	4,900
Babylon NY Waste Water Fac. GO	9.000%	8/1/09	(3)	2,800	2,996
Babylon NY Waste Water Fac. GO	9.000%	8/1/10	(3)	4,900	5,520

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26	(4)	4,200	4,551
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35		18,690	19,098
Metro. New York Transp. Auth. Rev.	4.500%	11/15/38		24,060	22,017
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10	(1)(Prere.)	4,675	4,972
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	4,165	4,847
New York City NY GO	5.250%	8/1/12		8,535	9,196
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39		5,000	5,010
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10	(Prere.)	265	287
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		20,000	19,994
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24	(2)	10,000	10,243
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	10,000	11,000
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20	(1)	7,500	8,361
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11		5,575	6,212
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/20		37,090	39,227
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25	(1)	6,965	7,730
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14		12,770	12,973
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15		20,000	20,510
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		15,410	16,101
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20		12,565	13,077
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		10,000	10,688
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21	(ETM)	10,000	11,887
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38		12,500	12,816
					284,213

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

North Carolina (3.1%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.500%	1/15/25		7,000	6,484
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		9,000	8,436
	North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10	(ETM)	4,935	5,264
	North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18	(ETM)	4,625	5,577
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23		5,000	4,860
	North Carolina GO	5.000%	3/1/20		5,000	5,202
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22	(4)	6,500	6,732
	North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/34		15,000	14,468
[2]	North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	6.125%	11/1/38		2,500	2,501
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/16		10,000	10,610
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/17		15,000	15,834
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		4,000	4,135
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,220	1,325
	Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16		1,780	1,914
						93,342
Ohio (2.8%)
	American Muni. Power Ohio Inc.	5.000%	2/15/38		8,000	7,621
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		13,985	12,429
	Cincinnati OH City School Dist. GO	5.250%	12/1/27	(3)	14,900	15,718
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16		3,000	3,135
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17		2,260	2,354
	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21		8,000	8,187

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Ohio Air Quality Dev. Rev. VRDO	2.170%	8/1/08	LOC	12,000	12,000
Ohio Common Schools GO	5.000%	3/15/14		7,020	7,530
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		10,000	9,191
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38		3,500	3,375
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	3,000	3,000
					84,540
Oregon (0.9%)
Portland OR Sewer System Rev.	5.000%	8/1/19	(4)	11,790	12,643
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22		14,880	15,012
					27,655
Pennsylvania (3.8%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31		11,420	9,387
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		2,500	2,359
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		3,500	3,266
Pennsylvania GO	5.000%	9/1/14	(4)	5,000	5,453
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		5,000	5,091
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		4,000	3,977
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	14,000	13,765
Philadelphia PA GO	5.250%	8/1/17	(4)	12,765	13,738
Philadelphia PA GO	5.000%	8/1/18	(4)	17,740	18,595
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(3)	20,000	21,406
Pittsburgh PA GO	5.250%	9/1/16	(3)	3,845	3,847
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(3)	5,545	5,984
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(3)(ETM)	4,455	4,846
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	1,725	1,891
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21		610	621
					114,226

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Puerto Rico (1.9%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	(1)	2,000	2,033
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/28		5,000	4,901
Puerto Rico GO	5.000%	7/1/13	(Prere.)	1,930	2,108
Puerto Rico GO	6.000%	7/1/27	(1)	7,000	7,346
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34	(2)	15,305	3,429
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	7,205	7,853
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	10,060	11,491
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	940	1,074
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	10,000	10,169
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47	(2)	45,000	4,740
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	25,000	1,735
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		22,200	1,350
					58,229
South Carolina (2.9%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		20,000	20,205
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12	(Prere.)	7,750	8,733
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(3)	12,210	13,767
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(3)(ETM)	2,035	2,395
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	5,000	5,620
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	2,080	2,294
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30		7,920	7,936
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20	(2)	20,840	21,336
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38	(4)	6,610	6,742
					89,028

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

Tennessee (0.5%)
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/31		14,000	13,943
Texas (10.0%)
	Austin TX Combined Util. System Rev.	0.000%	5/15/17	(3)	4,900	3,237
	Austin TX Water & Wastewater System Rev.	5.000%	5/15/28	(1)	6,665	6,607
	Harris County TX GO	0.000%	10/1/14	(1)	5,550	4,334
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	12,650	12,650
[2]	Harris County TX Rev.	5.000%	8/15/22		2,000	2,082
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	4,105	4,392
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	2,735	2,926
	Houston TX GO	5.750%	3/1/14	(4)	260	275
	Houston TX GO	5.750%	3/1/15	(4)	265	281
	Houston TX GO	5.750%	3/1/16	(4)	395	418
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18	(2)	16,285	9,959
	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21	(2)	22,720	11,445
	Houston TX Water & Sewer System Rev.	0.000%	12/1/12	(2)	20,500	17,476
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	65	68
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	10	10
	Lower Colorado River Auth. Texas Rev.	6.000%	5/15/09	(4)(Prere.)	30	31
	Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11	(4)	12,575	13,035
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16	(4)	27,425	28,317
	North Texas Tollway Auth. Rev.	6.125%	1/1/31		4,000	4,048
	North Texas Tollway Auth. Rev.	5.625%	1/1/33		30,000	29,743
	Round Rock TX Independent School Dist. GO	0.000%	8/15/11	(1)	5,000	4,529
	San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	11,435	11,984
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	10,736

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		15,500	15,860
San Antonio TX Electric & Gas Rev.	5.000%	2/1/32		15,000	15,041
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20		17,000	21,333
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)	38,730	31,894
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)(ETM)	940	786
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	16,405	11,970
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)(ETM)	335	254
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	39,170	25,443
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)(ETM)	800	545
					301,709
Utah (0.6%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21		17,395	17,837
Vermont (0.2%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34	(4)	7,500	7,317
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10	(Prere.)	5,000	5,489
Virginia (1.2%)
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		10,000	9,696
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	11,101
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/34		9,540	10,955
Winchester VA IDA Hosp. Rev. (Valley Health System)	5.250%	1/1/37		5,000	4,927
					36,679
Washington (2.2%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/09	(1)	10,950	10,731
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14	(1)	5,000	3,909
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17	(1)	11,685	7,707
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18	(1)	10,000	6,216

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

	Port of Seattle WA Rev.	5.625%	8/1/10	(1)(Prere.)	7,735	8,238
	Washington GO	5.625%	7/1/10	(Prere.)	7,030	7,470
	Washington GO	6.750%	2/1/15		3,450	3,921
	Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	5,000	5,124
	Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	5,490	5,579
	Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		7,000	7,033
						65,928
West Virginia (0.4%)
	West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14	(1)(ETM)	8,975	10,730
Wisconsin (1.7%)
	Wisconsin Clean Water Rev.	6.875%	6/1/11		20,500	22,088
	Wisconsin GO	5.750%	5/1/11	(Prere.)	10,000	10,814
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36		20,000	19,209
						52,111
Total Tax-Exempt Municipal Bonds (Cost $2,921,720)						2,943,990
		Coupon		Shares		Market Value ($000)
Temporary Cash Investments (1.9%)
[3]	Vanguard Municipal Cash Management Fund (Cost $57,682)	2.251%		57,682,203		57,682
Total Investments (99.3%) (Cost $2,979,402)						3,001,672
Other Assets and Liabilities-Net (0.7%)						22,381
Net Assets (100%)						3,024,053

1	Securities with a value of $4,692,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2008.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2008, the cost of investment securities for tax purposes was $2,994,359,000. Net unrealized appreciation of investment securities for tax purposes was $7,313,000, consisting of unrealized gains of $71,425,000 on securities that had risen in value since their purchase and $64,112,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts )	Aggregate Settlement Value	Unrealized Appreciation (Depreciation )
10- Year U.S. Treasury Note	1	115	1
30- Year U.S. Treasury Bond	(400)	46,202	(640)
5- Year U.S. Treasury Note	(1)	111	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (0.9%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39		19,855	19,083
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/24		3,000	2,926
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/29		9,500	9,515
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25		10,000	8,311
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28		17,000	15,573
					55,408
Arizona (2.0%)
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10		4,250	4,182
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37		7,000	5,535
Chandler AZ IDA Rev. ( Intel Corp. Project) PUT	4.375%	12/1/10		17,500	18,152
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		15,200	14,106
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/09		16,500	16,499
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		8,000	7,887
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27		22,000	20,008
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32		10,000	8,502
Univ. of Arizona Board of Regents	6.200%	6/1/16		26,660	30,140
					125,011
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15	(1)	3,450	3,858
California (12.6%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	1,670	1,823
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	830	906
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	85	93
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	30	33
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15		4,140	4,458

California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/17		8,245	8,878
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28		5,375	5,517
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/29		11,435	11,693
California GO	5.000%	11/1/21		32,545	33,347
California GO	5.000%	8/1/23	(4)	20,000	20,522
California GO	5.125%	2/1/25		13,975	14,111
California GO	4.500%	12/1/32	(4)	15,000	13,894
California GO	5.125%	4/1/33		16,500	16,328
California GO	4.500%	10/1/36		56,500	49,847
California GO	5.000%	6/1/37		20,500	19,860
California GO	5.250%	3/1/38		21,000	21,015
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		6,000	5,688
California Housing Finance Agency Home Mortgage Rev.	5.500%	2/1/42		24,415	24,639
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17		32,155	29,647
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25		3,000	2,609
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27		6,185	5,018
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21		7,675	7,788
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22		5,000	5,049
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23		2,870	2,885
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19		7,000	7,370
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(1)	25,000	27,151
California State Econ. Recovery Bonds	5.250%	7/1/12		10,000	10,825
California State Econ. Recovery Bonds	5.250%	7/1/14		30,000	33,052
California State Univ. Rev. Systemwide	5.000%	11/1/20	(2)	20,995	21,660
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		8,000	7,757
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		28,000	26,030
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27		20,000	18,885
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29		2,170	1,908

	City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35		2,710	2,344
	Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28	(1)	25,000	24,931
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(2)(Prere.)	20,885	22,254
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	7,000	7,652
	Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26		750	680
	Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36		2,000	1,761
	Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13	(Prere.)	890	994
	Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13	(Prere.)	885	1,001
	Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13	(Prere.)	890	1,013
	Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13	(Prere.)	3,555	4,053
	Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13	(Prere.)	2,670	3,050
[1]	Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30		15,000	14,651
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	(4)	11,175	11,450
	Napa Valley CA USD Election GO	4.500%	8/1/37	(3)(4)	12,035	11,059
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20	(12)	9,305	9,498
	Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37		15,000	12,159
	Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38		23,000	21,131
	Redding CA Electric System COP	5.000%	6/1/30	(4)	7,500	7,540
	Roseville CA North Central Roseville Community Fac. Dist.	5.400%	9/1/08		1,850	1,853
	San Bernardino County CA Medical Center COP	7.000%	8/1/20		12,180	14,310
	San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	31,388
	San Diego CA USD GO	5.500%	7/1/19	(1)	10,140	11,238
	San Diego CA USD GO	5.500%	7/1/21	(1)	12,725	14,073
	San Diego CA USD GO	5.500%	7/1/23	(1)	7,500	8,300
	San Diego CA USD GO	4.500%	7/1/29	(4)	10,870	10,332
	San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33	(2)	10,000	10,026
	San Francisco CA City & County International Airport Rev.	5.750%	5/1/19		20,295	20,817

San Francisco CA City & County International Airport Rev.	5.750%	5/1/20		26,405	26,862
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/09	(1)	3,000	2,967
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25	(1)	12,900	4,845
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13	(Prere.)	3,000	3,402
Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20		10,505	10,989
West Contra Costa CA USD	6.000%	8/1/27		3,000	3,164
					792,073
Colorado (4.0%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11	(Prere.)	10,000	10,710
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	8,200	8,843
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(ETM)	7,775	8,384
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,215	5,624
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,130	5,532
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	3,000	3,235
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38		25,000	21,741
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41		20,000	18,978
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26		1,000	897
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37		2,250	1,927
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25		15,500	13,978
Denver CO City & County Airport Rev.	5.000%	11/15/12	(3)	4,205	4,252
Denver CO City & County Airport Rev. PUT	5.250%	5/15/10		15,000	15,267
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11		10,000	10,185
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39		5,467	5,268
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09	(1)	14,195	13,765
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)	7,185	6,708
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12	(1)	26,795	22,718
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(1)	5,000	4,013

E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14	(1)	8,000	6,064
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(1)	5,000	3,561
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18	(1)	5,000	2,972
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	29,225	11,471
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(1)	14,900	5,473
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(1)	36,465	11,736
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29	(1)	56,600	15,945
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(1)	14,200	3,703
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	10,000	9,678
					252,628
Connecticut (1.3%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28		35,250	34,965
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/08	(2)	8,000	8,001
Connecticut GO	5.375%	4/15/12	(Prere.)	10,000	10,800
Connecticut GO	5.375%	4/15/12	(Prere.)	7,180	7,755
Connecticut GO	5.375%	4/15/12	(Prere.)	5,000	5,438
Connecticut GO	5.375%	4/15/12	(Prere.)	5,000	5,438
Connecticut GO	5.375%	11/15/12	(Prere.)	5,000	5,490
Connecticut GO	5.375%	11/15/12	(Prere.)	5,000	5,490
					83,377
Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38		4,645	4,716
District of Columbia (0.4%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30	(2)	12,815	13,489
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13	(1)	2,500	2,602
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16	(1)	2,775	2,840
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17	(1)	2,000	2,039
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18	(1)	2,000	2,032
					23,002
Florida (6.9%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22		5,000	4,528

Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36		10,000	8,659
Beacon Lakes FL Community Dev.	6.900%	5/1/35		17,605	16,622
Brevard County FL School Board COP	5.000%	7/1/27	(2)	12,895	12,481
Broward County FL School Board COP	5.375%	7/1/11	(4)(Prere.)	8,240	8,859
East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11		3,315	3,161
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27		6,000	5,241
Florida Board of Educ. Public Educ. Capital Outlay	4.500%	6/1/36	(4)	27,860	25,738
Florida Housing Finance Agency Rev.	5.750%	1/1/37		27,955	28,168
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37		13,155	13,365
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48		15,000	14,951
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,403
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		14,800	14,048
Hillsborough County FL Aviation Auth. Rev.	5.375%	10/1/33	(12)	5,330	5,218
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34		5,185	4,863
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36		7,000	6,289
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41		10,000	9,221
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/29		7,000	6,602
Hillsborough County FL School Board COP (Master Lease Program) VRDO	2.100%	8/1/08	LOC	18,900	18,900
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36		14,400	13,749
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15		6,680	5,549
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,475	1,559
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,000	1,057
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36		2,500	2,019
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(1)	84,000	83,755
Miami-Dade County FL Aviation - Miami International Airport	5.125%	10/1/24	(1)	18,575	17,596
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/38	(11)	8,770	7,619
Miami-Dade County FL School Board COP	5.250%	10/1/18	(3)	7,915	8,206

Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09	(Prere.)	1,190	1,235
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09	(Prere.)	2,000	2,102
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20		1,100	984
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26		1,000	882
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12		6,000	5,939
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32		1,200	998
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38		1,500	1,219
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10		370	369
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26		3,000	2,941
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17	(ETM)	2,200	2,550
Palm Beach County FL Airport System Rev.	5.750%	10/1/12	(1)	7,220	7,839
Palm Beach County FL Airport System Rev.	5.750%	10/1/12	(1)(ETM)	2,340	2,596
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(1)	6,440	7,093
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(1)(ETM)	2,060	2,337
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11		2,315	2,190
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	8,700	8,562
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		18,000	18,120
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15	(3)	1,180	1,279
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16	(3)	1,720	1,862
					433,523
Georgia (1.2%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) VRDO	2.170%	8/1/08		10,000	10,000
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10		5,000	5,293
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17	(1)	5,000	5,402
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34		2,000	1,830
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26		4,750	4,349
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/15	(1)(Prere.)	95	110

Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(1)	4,060	4,659
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(1)(ETM)	845	995
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18		5,000	4,851
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19		15,000	14,437
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19		9,500	8,492
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28		12,195	10,411
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27		3,000	2,621
					73,450
Guam (0.6%)
Guam Govt. GO	5.000%	11/15/23		7,500	6,844
Guam Govt. GO	5.125%	11/15/27		7,400	6,523
Guam Govt. GO	5.250%	11/15/37		22,500	20,138
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25		2,000	1,969
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35		5,000	4,763
					40,237
Hawaii (1.0%)
Hawaii GO	5.000%	7/1/19		(2) 14,055	14,749
Hawaii GO	5.000%	7/1/20		(2) 14,850	15,475
Honolulu HI City & County GO	5.250%	7/1/12		(3) 4,950	5,330
Honolulu HI City & County GO	5.250%	7/1/20		(3) 15,360	16,215
Honolulu HI City & County GO	5.000%	7/1/22		(3) 8,115	8,373
Honolulu HI City & County Waste Water GO	0.000%	7/1/17		(3) 6,000	3,938
Honolulu HI City & County Waste Water GO	0.000%	7/1/18		(3) 2,000	1,237
					65,317
Idaho (0.1%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29		3,100	2,973
Madison County ID Hosp. Rev.	5.250%	9/1/37		1,650	1,362
					4,335
Illinois (3.1%)
Chicago IL GO	5.125%	1/1/09	(3)(Prere.)	100	102
Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,795	7,705
Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,445	7,368
Chicago IL GO	0.000%	1/1/26		(1) 2,755	2,537
Chicago IL GO	0.000%	1/1/27		(1) 2,630	2,419
Chicago IL GO	5.125%	1/1/29		(3) 6,730	6,747
Chicago IL Midway Airport Rev.	5.500%	1/1/14		(4) 6,410	6,600
Chicago IL Midway Airport Rev.	5.500%	1/1/15		(4) 4,760	4,871
Chicago IL Midway Airport Rev.	5.500%	1/1/16		(4) 7,135	7,268
Chicago IL Midway Airport Rev.	5.500%	1/1/17		(4) 7,525	7,634
Chicago IL Midway Airport Rev.	5.500%	1/1/18		(4) 7,940	8,021

Chicago IL Public Building Comm. GO	7.000%	1/1/15	(1)(ETM)	5,925	6,601
Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	10,000	12,434
Chicago IL Water Rev.	5.250%	11/1/38		15,000	15,058
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/10		9,750	9,691
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14	(Prere.)	500	556
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		27,000	24,742
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		19,000	18,082
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		17,000	16,879
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36		3,000	2,551
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35		4,000	2,706
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11	(2)	3,105	3,141
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18	(2)	2,500	2,529
Illinois Sales Tax Rev.	5.500%	6/15/16	(3)	3,000	3,313
Illinois Sales Tax Rev.	5.750%	6/15/19	(3)	5,000	5,593
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42	(1)	10,000	10,093
					195,241
Indiana (1.2%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23	(ETM)	19,400	24,865
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		8,605	9,276
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17		21,000	19,716
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14		21,500	23,923
					77,780
Iowa (0.3%)
Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/34		25,000	21,751
Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26		2,000	1,875
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38		2,000	1,779
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11	(Prere.)	9,000	10,043
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11	(Prere.)	21,100	24,161
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26		1,000	883

Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31		1,000	876
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36		15,830	14,577
					54,194
Kentucky (1.0%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17	(2)	8,000	8,099
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21	(2)	2,000	2,017
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17	(1)	7,500	7,896
Kentucky Housing Corp. Rev.	5.250%	7/1/32		10,130	10,010
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15	(4)	5,300	5,827
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17	(2)	6,000	6,367
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.250%	1/1/11	(4)(Prere.)	6,000	6,373
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30		16,000	16,044
					62,633
Louisiana (2.4%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10		5,000	5,010
East Baton Rouge LA Mortgage Fin. Auth. Single Family Rev.	5.400%	4/1/38		2,940	3,000
Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/13	(2)(Prere.)	27,000	29,151
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38		9,860	10,086
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		44,000	40,293
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		66,000	57,072
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39		10,000	8,977
					153,589
Maine (0.1%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19		9,250	9,299
Maryland (2.3%)
Baltimore MD Special Obligation Rev.	7.000%	9/1/38		8,000	7,699
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41		12,365	12,567
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16		3,000	2,815
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31		12,000	8,906
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31		2,000	1,540

Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/13		10,000	9,722
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17		11,500	10,770
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	30,000	31,399
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	15,000	16,391
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	15,500	16,502
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	8,070	8,592
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11	(Prere.)	3,930	4,239
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	6,500	7,177
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	3,000	3,312
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20		420	412
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35		2,000	1,918
					143,961
Massachusetts (3.1%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09		2,000	2,058
Massachusetts GO	5.250%	8/1/22	(1)	25,000	27,149
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38		30,000	27,470
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,823
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		22,500	22,828
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/35		15,110	15,229
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11		4,395	4,676

	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32		17,000	17,243
[2]	Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/12		5,098	5
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15	(1)	7,535	7,879
	Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	15,000	16,527
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	43,700	51,262
						194,149
Michigan (1.2%)
	Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12	(Prere.)	11,000	12,182
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32		5,000	4,668
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		45,000	40,374
	Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48		9,775	8,133
	Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		10,000	9,444
						74,801
Minnesota (1.3%)
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28		4,500	4,370
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37		16,000	14,901
	Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12	(Prere.)	39,000	43,011
	Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12	(Prere.)	7,000	7,790
[3]	Minnesota Housing Finance Agency Residential Housing Finance TOB VRDO	4.380%	8/7/08		7,000	7,000
[1]	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.750%	7/1/30		5,000	4,957
						82,029
Mississippi (0.2%)
	Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31	(10)	11,365	10,136
	Mississippi Home Corp. Single Family Rev.	5.500%	6/1/38		3,875	3,882
						14,018
Missouri (1.4%)
	Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		9,000	7,494

Missouri Health & Educ. Fac. Auth. Health Fac. Rev.	5.000%	6/1/36		8,000	7,596
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/16	(1)	7,000	7,053
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37		11,665	11,990
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38		4,525	4,626
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38		8,500	8,538
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/28	(1)	5,000	4,548
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27	(1)	10,000	10,273
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28	(1)	10,000	10,207
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29	(1)	6,000	6,104
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37		11,000	9,555
					87,984
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37		5,935	5,980
Nebraska (0.1%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11	(2)(Prere.)	5,500	5,885
Nevada (0.6%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/09		12,500	12,496
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31		21,750	20,243
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20		3,435	3,302
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27		2,250	2,139
Sparks NV Tourism Improvement Dist. Rev.	6.750%	6/15/28		2,000	1,899
					40,079
New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/09		20,925	21,060
New Jersey (5.5%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		5,000	5,161
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/09		1,500	1,551
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19		2,000	1,872
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29		7,500	6,743

Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		10,000	9,026
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		2,000	1,776
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26		2,000	1,722
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36		2,000	1,611
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29		20,000	18,731
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31		6,500	5,874
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	30,500	35,278
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	2,250	2,603
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15		825	796
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25		710	654
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37		1,230	1,083
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24	(1)	18,055	18,951
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31		10,000	9,464
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19	(2)	25,000	27,443
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12		14,000	12,735
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(ETM)	2,390	2,616
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13		2,065	2,258
New Jersey Transit Corp. Capital GAN	5.500%	2/1/09	(2)	61,405	61,578
New Jersey Transp. Corp. COP	5.750%	9/15/15		26,620	28,292
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23	(3)	10,000	11,137
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	(4)	16,630	17,088
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	21,495	15,453
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23		8,595	7,666
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		46,750	38,251
					347,413
New Mexico (1.0%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26		8,000	8,197
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	11,000	11,750

New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	27,550	29,844
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38		8,945	9,001
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39		6,350	6,316
					65,108
New York (7.8%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20	(4)	5,000	5,529
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21	(4)	3,745	4,141
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22	(4)	4,500	4,877
Essex County NY IDA Solid Waste Disposal Rev. (International Paper)	5.200%	12/1/23		2,750	2,348
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(1)	16,500	14,324
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12	(4)	10,000	8,777
Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35		10,500	10,286
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31		12,205	12,196
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	12,000	13,966
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14		15,460	17,030
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15		28,165	31,125
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	(2)	5,000	5,449
Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/27		2,500	2,399
Nassau County NY IDA Continuing Care Retirement Rev.	6.700%	1/1/43		9,000	8,878
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		4,500	4,530
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		3,500	3,544
New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		3,250	3,323
New York City NY IDA Special Fac. Rev.	5.500%	1/1/20		4,000	4,002
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31		15,000	12,710
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	(1)	24,635	24,453
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/38		11,250	10,431
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		10,000	9,997
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10		2,105	2,244
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/17	(4)	8,000	8,508
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19	(2)	10,000	11,025

	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22	(4)	5,500	5,715
	New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13		13,380	15,829
	New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	2.654%	11/1/08		23,280	20,457
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24		4,250	4,107
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37		8,750	8,484
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(1)	7,195	7,303
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11	(1)	6,470	6,562
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12	(1)	8,135	8,247
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	20,000	22,140
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12		16,000	15,652
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13		12,500	12,241
	Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14		3,000	2,927
	Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35		25,000	26,087
[3]	Port Auth. of New York & New Jersey Rev. TOB VRDO	2.640%	8/7/08	(4)	8,125	8,125
	Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/08	(1)	4,000	4,038
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/17	(ETM)	10,000	11,070
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18		15,000	15,893
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20	(1)	10,000	11,016
	Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/10		4,545	4,733
	Ulster County NY IDA Rev.	6.000%	9/15/37		10,500	9,213
	Ulster County NY IDA Rev.	6.000%	9/15/42		7,000	6,127
	Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25		11,500	11,089
	Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30		20,000	19,147
						492,294

North Carolina (2.9%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/24		7,470	7,553
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		8,000	7,498
	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/11	(Prere.)	28,355	30,525
	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/39		6,645	6,691
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		17,455	18,237
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		6,000	6,315
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15		8,000	8,314
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16		3,000	3,104
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17		2,000	2,059
	North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18	(ETM)	6,665	8,037
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/24		8,000	7,774
	North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38		3,890	3,923
	North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38		8,845	8,887
	North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35		9,500	8,367
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10	(Prere.)	4,000	4,387
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10	(Prere.)	15,000	16,573
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23		1,850	1,678
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30		1,155	976
[1]	North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	6.125%	11/1/38		4,500	4,501
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27		2,750	2,517
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33		3,000	2,635
	North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/09	(Prere.)	13,000	13,877
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32		3,500	2,783
	North Carolina Muni. Power Agency Rev.	5.500%	1/1/15	(1)	3,500	3,788
						180,999

Northern Mariana Islands (0.2%)
[4]	Northern Mariana Islands GO	7.375%	6/1/10	(Prere.)	10,500	11,451
Ohio (3.0%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.150%	8/1/08	LOC	9,200	9,200
	American Muni. Power Ohio Inc.	5.000%	2/15/38		17,000	16,194
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12		27,000	27,233
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		7,000	7,023
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37		50,000	31,135
	Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/08	(9)(ETM)	4,615	4,668
	Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/09	(9)(ETM)	3,850	4,019
	Ohio Air Quality Dev. Auth. PCR PUT	4.850%	5/1/12	(1)	13,500	13,462
	Ohio Common Schools GO	4.500%	9/15/25		13,700	13,554
	Ohio GO	4.500%	9/15/22	(1)	5,000	5,009
	Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32		3,595	3,603
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41		15,750	15,207
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		16,000	14,706
	Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/08	(Prere.)	2,500	2,547
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38		6,500	6,268
	Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13		14,750	15,053
						188,881
Oklahoma (1.1%)
	Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25		2,000	1,842
	Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38		7,500	6,502
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36		6,395	6,474
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37		4,190	4,250
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37		6,000	6,073
	Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37		8,935	9,074

Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20	(2)	4,250	4,381
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21	(2)	4,510	4,620
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36		12,000	10,998
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/08		15,500	15,315
					69,529
Oregon (0.1%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21		5,000	5,083
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20		1,595	1,659
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20	(ETM)	1,405	1,488
					8,230
Pennsylvania (3.2%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11	(1)	6,000	6,196
Bucks County PA IDA Retirement Community Rev. (Ann's Choice)	6.250%	1/1/35		3,000	2,897
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		15,000	14,890
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23		27,700	30,007
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26		1,250	1,201
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30		1,000	967
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40		2,750	2,626
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20		1,000	907
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26		500	434
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/22		3,000	2,758
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		5,000	4,718
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		6,500	6,066
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14	(2)	6,000	5,924

Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15	(2)	3,500	3,421
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18	(2)	10,500	9,584
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36		10,000	10,027
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14	(2)	10,000	10,800
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/33	(12)	10,000	9,915
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22	(3)	10,000	9,486
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	10,000	10,777
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(3)	21,500	23,493
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	2.447%	9/1/08		37,930	33,710
					200,804
Puerto Rico (3.4%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24		25,000	21,629
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33		15,000	14,733
Puerto Rico GO	5.000%	7/1/13	(Prere.)	4,510	4,926
Puerto Rico Muni. Finance Agency	5.250%	8/1/18	(4)	23,570	25,120
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	365	395
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	17,200	18,746
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14	(Prere.)	17,040	18,684
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33		24,385	23,952
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12	(2)	33,000	33,162
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	34,000	34,575
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	62,390	4,329
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		251,000	15,266
					215,517
South Carolina (3.1%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27		11,120	11,051
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29		22,500	22,675
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31		11,500	11,221
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25		5,000	5,069

	Greenville County SC School Dist. GO	5.000%	12/1/27		35,000	35,140
	Greenville County SC School Dist. GO	5.000%	12/1/28		12,480	12,504
	Lancaster County SC Assessment Rev.	5.450%	12/1/37		1,650	1,283
	Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/32		28,000	25,337
	Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19		14,565	14,967
	Richland County SC (International Paper)	6.100%	4/1/23		22,750	21,437
	South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21		1,500	1,347
	South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28		1,100	941
	South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42		1,000	817
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10	(Prere.)	19,500	22,049
	South Carolina Public Service Auth. Rev.	5.000%	1/1/19	(1)	10,000	10,600
						196,438
South Dakota (0.2%)
[3]	South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	4.580%	8/7/08		7,385	7,385
[3]	South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	4.580%	8/7/08		2,950	2,950
						10,335
Tennessee (3.7%)
	Memphis TN Electric System Rev.	5.000%	12/1/16	(1)	40,000	42,053
	Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/12		5,100	5,034
	Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24	(2)	7,450	7,469
	Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11	(3)(Prere.)	10,865	11,784
	Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11	(3)(Prere.)	9,235	10,016
	Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/15	(3)	4,070	4,321
	Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16	(3)	4,310	4,576
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/19	(1)	8,395	8,783
	Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/08		670	670
	Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/26		3,500	3,242

Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/36		12,000	10,593
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14		25,370	25,211
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15		30,495	30,077
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19		25,865	24,716
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		10,000	9,420
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37		14,540	14,727
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37		18,715	18,957
					231,649
Texas (6.5%)
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/27		1,000	888
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/33		760	643
Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28		10,000	9,594
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.950%	5/15/33		15,000	14,864
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30		6,920	6,997
Harris County TX GO	0.000%	10/1/13	(1)	9,630	7,912
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	50,425	50,425
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	6,000	6,000
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)	3,640	3,798
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)(ETM)	1,000	1,040
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(1)(Prere.)	13,985	14,860
Houston TX Water & Sewer System Rev.	0.000%	12/1/10	(2)	5,000	4,671
Houston TX Water & Sewer System Rev.	0.000%	12/1/11	(2)	24,810	22,182
Houston TX Water & Sewer System Rev.	0.000%	12/1/12	(2)	26,000	22,165
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/30		12,350	12,647
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor)	6.375%	4/1/27		11,970	11,822
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27		7,500	6,760
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25		2,100	1,943
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35		3,400	3,010

	Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18		4,000	3,617
	North Texas Tollway Auth. Rev.	6.125%	1/1/31		7,000	7,085
	North Texas Tollway Auth. Rev.	5.625%	1/1/33		33,290	33,004
	North Texas Tollway Auth. Rev.	5.750%	1/1/38		32,000	30,771
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/17	(ETM)	2,560	2,765
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.625%	3/1/39		8,000	8,058
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.560%	9/15/08		40,000	37,950
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17		8,400	7,828
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19		22,500	20,383
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20		22,500	20,030
	Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)(ETM)	280	202
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/13		2,500	2,690
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/14		6,650	7,189
	Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11	(2)(ETM)	7,000	6,511
	Texas Water Finance Assistance GO	5.750%	8/1/31		21,395	22,437
						412,741
Utah (0.5%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20		11,000	11,333
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22		18,960	19,395
						30,728
Virgin Islands (0.8%)
	Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/08		4,915	4,932
	Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09		3,065	3,104
	Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13		11,000	11,122
	Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18		19,000	19,100
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		10,000	10,537
						48,795
Virginia (1.6%)
	Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/31		1,250	1,068
[3]	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31		5,525	5,660
[3]	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32		475	474
	Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28		14,019	13,881
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22		4,000	3,749

Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27		3,375	3,058
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37		5,000	4,363
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12	(Prere.)	315	348
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/30		7,285	7,306
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18		515	516
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		37,000	35,875
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	11,101

	Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46		9,500	5,342
	Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/09	(Prere.)	9,000	9,760
						102,501
Washington (1.4%)
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10	(1)	19,550	18,526
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11	(1)	11,400	10,358
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12	(1)	19,650	17,020
	Port of Seattle WA GO	5.000%	11/1/10	(4)	6,675	6,938
	Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	10,000	10,248
	Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	10,000	10,162
	Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		13,000	13,061
						86,313
West Virginia (0.6%)
	Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22		20,000	19,163
	Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37		10,000	9,282
	West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13	(1)(ETM)	8,390	9,863
						38,308
Wisconsin (0.1%)
	Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34		3,500	3,549
Total Tax-Exempt Municipal Bonds (Cost $6,265,961)						6,142,951
		Coupon	Shares			Market Value ($000)
Temporary Cash Investments (1.8%)
[5]	Vanguard Municipal Cash Management Fund (Cost $111,443)	2.251%		111,443,467		111,443
Total Investments (99.3%) (Cost $6,377,404)						6,254,394
Other Assets and Liabilities-Net (0.7%)						41,578
Net Assets (100%)						6,295,972

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2008.
2	Non-income-producing security – interest payments in default.

3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $31,594,000, representing 0.5% of net assets.

4	Securities with a value of $9,815,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2008, the cost of investment securities for tax purposes was $6,399,322,000. Net unrealized depreciation of investment securities for tax purposes was $144,928,000, consisting of unrealized gains of $116,534,000 on securities that had risen in value since their purchase and $261,462,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Number of Long (Short Contracts	)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation	)
30- Year U.S. Treasury Bond	(835)		96,445	(1,144)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments

As of July 31, 2008

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.0%)
Alabama (0.6%)
[1]	Alabama Public School & College Auth. TOB VRDO	2.260%	8/7/08		15,800	15,800
[1]	Alabama Public School & College Auth. TOB VRDO	2.260%	8/7/08		5,000	5,000
[1]	Alabama Special Care Fac. Financing Auth. TOB VRDO	2.290%	8/7/08		8,360	8,360
	Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	2.270%	8/7/08	LOC	17,835	17,835
	Jefferson County AL Sewer Rev. (Capital Improvement)	5.750%	2/1/09	(Prere.)	5,000	5,147
	Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	2.550%	8/7/08		33,550	33,550
[1]	Montgomery AL Water Works & Sewer Systems Rev. TOB VRDO	2.340%	8/7/08	(4)	5,190	5,190
	Univ. of Alabama Birmingham Hosp. Rev. VRDO	2.290%	8/7/08	LOC	16,000	16,000
[1]	Univ. of Alabama General Rev. TOB VRDO	2.510%	8/7/08		28,710	28,710
						135,592
Alaska (0.8%)
	Alaska Housing Finance Corp. (State Capital) VRDO	2.540%	8/7/08		37,375	37,375
[1]	Alaska Housing Finance Corp. Home Mortgage TOB VRDO	2.640%	8/7/08		8,750	8,750
	Alaska Housing Finance Corp. TOB PUT	3.650%	9/18/08	LOC	5,015	5,015
[1]	Alaska Housing Finance Corp. TOB VRDO	2.240%	8/7/08		8,615	8,615
[1]	Alaska Housing Finance Corp. TOB VRDO	2.390%	8/7/08		65,115	65,115
[1]	Alaska Housing Finance Corp. TOB VRDO	2.390%	8/7/08		43,825	43,825
[1]	Alaska Housing Finance Corp. TOB VRDO	2.790%	8/7/08		5,975	5,975
[1]	Anchorage AK Water Rev. TOB VRDO	2.490%	8/7/08		15,390	15,390
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	2.100%	8/1/08		3,600	3,600
						193,660
Arizona (1.8%)
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	2.150%	8/7/08	LOC	7,300	7,300

	Arizona Board Regents Arizona State Univ. System Rev. VRDO	2.150%	8/7/08	LOC	6,500	6,500
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	2.100%	8/7/08	LOC	12,500	12,500
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	2.150%	8/7/08	LOC	12,700	12,700
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	2.130%	8/7/08	LOC	16,500	16,500
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	2.130%	8/7/08	LOC	14,800	14,800
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	2.150%	8/7/08	LOC	23,200	23,200
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	2.150%	8/7/08	LOC	20,000	20,000
	Arizona School Fac. Board Rev. COP	5.000%	9/1/08	(4)	9,960	9,972
[1]	Arizona School Fac. Board Rev. TOB VRDO	2.310%	8/7/08	(Prere.)	7,700	7,700
	Arizona Sports & Tourism Auth. VRDO	2.220%	8/7/08	LOC	5,000	5,000
[1]	Arizona Transp. Board Excise Tax Rev. TOB VRDO	2.290%	8/7/08		5,210	5,210
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	2.240%	8/7/08		5,370	5,370
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	2.260%	8/7/08		6,180	6,180
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	2.260%	8/7/08		5,130	5,130
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	2.290%	8/7/08		5,210	5,210
	Glendale AZ IDA (Midwestern Univ.) VRDO	2.260%	8/7/08	LOC	5,000	5,000
[1]	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	2.400%	8/7/08	LOC	100,465	100,465
[1]	Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	2.320%	8/7/08		8,480	8,480
[1]	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	2.290%	8/7/08	LOC	24,155	24,155
[1]	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	2.290%	8/7/08	LOC	10,350	10,350
[1]	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	2.490%	8/7/08		24,265	24,265
[1]	Phoenix AZ GO TOB VRDO	2.250%	8/7/08		16,640	16,640
	Pima County AZ COP	5.000%	6/1/09		8,000	8,182
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.250%	8/7/08		16,000	16,000

[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.260%	8/7/08		14,900	14,900
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.260%	8/7/08		7,717	7,716
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.260%	8/7/08		6,870	6,870
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.290%	8/7/08		6,700	6,700
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	2.290%	8/7/08		3,720	3,720
	Tempe AZ Transit Excise Tax Rev. VRDO	2.220%	8/7/08		14,645	14,645
						431,360
Arkansas (0.3%)
	Arkansas Federal Highway Grant	5.250%	8/1/09		13,725	14,198
	Osceola AR Solid Waste Disp Rev. (Plum Point Energy Assoc. LLC) VRDO	2.150%	8/7/08	LOC	19,800	19,800
	Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	2.200%	8/7/08		31,900	31,900
						65,898
California (1.1%)
	ABAG Finance Auth. for Non-Profit Corp. California (Charleston Project) VRDO	2.310%	8/1/08	LOC	24,495	24,495
	California Communities NT Program NT Participation TRAN	3.000%	6/30/09		48,000	48,586
	California GO TOB PUT	2.080%	12/29/08	(4)	39,025	39,025
	California School Cash Reserve Program Auth. Pool COP	3.000%	7/6/09	LOC	50,000	50,620
	Los Angeles CA TRAN	3.000%	6/30/09		65,000	65,847
	Orange County CA Teeter Plan Notes	3.000%	6/30/09		10,000	10,020
[1]	Riverside CA Electric Rev. TOB VRDO	2.720%	8/7/08	(4)	11,940	11,940
						250,533
Colorado (3.9%)
	Aurora CO Water Improvement Rev. VRDO	2.100%	8/7/08		34,270	34,270
	Board of Governors of the Colorado State University System Rev. TOB PUT	2.800%	9/4/08	LOC	21,995	21,995
[1]	Board of Governors of the Colorado State University System Rev. TOB VRDO	2.740%	8/7/08	(4)	17,820	17,820

	Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	2.150%	8/7/08		9,719	9,719
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	2.100%	8/1/08	LOC	9,550	9,550
	Colorado Educ. & Cultural Fac. Auth. Rev. (YMCA Rockies Project) VRDO	2.200%	8/1/08	LOC	8,000	8,000
	Colorado General Fund TRAN	3.000%	6/26/09		60,000	60,692
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	2.180%	8/7/08		37,540	37,540
[1]	Colorado Health Fac. Auth. Rev. (Colorado Catholic Initiatives) TOB VRDO	2.260%	8/7/08		10,960	10,960
[1]	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	2.290%	8/7/08	LOC	46,000	46,000
[1]	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	2.290%	8/7/08	LOC	29,990	29,990
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	2.180%	8/7/08		39,300	39,300
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	2.200%	8/7/08		27,255	27,255
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	2.200%	8/7/08		19,825	19,825
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	2.350%	8/7/08		69,790	69,790
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	2.350%	8/7/08		17,035	17,035
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.200%	8/7/08		20,530	20,530
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.200%	8/7/08		16,780	16,780
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.200%	8/7/08		12,690	12,690
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.200%	8/7/08		9,290	9,290
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.200%	8/7/08		2,355	2,355

	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.350%	8/7/08		40,000	40,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.350%	8/7/08		32,800	32,800
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.350%	8/7/08		27,425	27,425
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.350%	8/7/08		16,800	16,800
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.350%	8/7/08		9,680	9,680
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.380%	8/7/08		50,000	50,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.380%	8/7/08		16,740	16,740
	Colorado School Mines Enterprise Rev. VRDO	2.150%	8/7/08	LOC	6,000	6,000
[1]	Colorado Springs CO Util. System Rev. TOB VRDO	2.240%	8/7/08		5,090	5,090
[1]	Denver CO City & County Airport Rev. TOB VRDO	2.340%	8/7/08	(4)	11,145	11,145
	Denver CO City & County Airport Rev. VRDO	2.250%	8/7/08	(12)	51,900	51,900
	Denver CO City & County Airport Rev. VRDO	3.400%	8/7/08	(12)	24,300	24,300
	Denver CO City & County GO (Medical Fac.)	5.000%	8/1/08		8,770	8,770
	Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	2.260%	8/7/08	LOC	15,000	15,000
[1]	Jefferson County CO School Dist. GO TOB VRDO	2.390%	8/7/08	(4)	4,720	4,720
	Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.200%	8/7/08	LOC	3,215	3,215
[1]	Univ. of Colorado Enterprise System Rev. TOB VRDO	2.250%	8/7/08	LOC	14,900	14,900
[1]	Univ. of Colorado Enterprise System Rev. TOB VRDO	2.250%	8/7/08	LOC	5,560	5,560
[1]	Univ. of Colorado Enterprise System Rev. TOB VRDO	2.410%	8/7/08	(4)	4,620	4,620
	Univ. of Colorado Hosp. Auth. Rev. VRDO	2.150%	8/7/08	LOC	36,800	36,800
	Univ. of Colorado Hosp. Auth. Rev. VRDO	2.150%	8/7/08	LOC	9,640	9,640
						916,491

Connecticut (0.2%)
	Connecticut State Health & Educ. Fac. Auth. (New Haven Univ.) VRDO	2.110%	8/7/08	LOC	20,000	20,000
[1]	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	2.240%	8/7/08		5,510	5,510
[1]	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	2.240%	8/7/08		5,155	5,155
[1]	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	2.240%	8/7/08		4,770	4,770
[1]	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	2.280%	8/7/08		7,300	7,300
	New Britain CT BAN	4.000%	3/31/09		4,250	4,306
						47,041
Delaware (0.4%)
	Delaware GO	5.000%	3/1/09		7,115	7,232
[1]	Delaware GO TOB VRDO	2.290%	8/7/08		36,925	36,925
[1]	Delaware Housing Auth. Rev. TOB VRDO	2.340%	8/7/08		8,900	8,900
[1]	Delaware Housing Auth. Rev. TOB VRDO	2.390%	8/7/08		5,738	5,737
[1]	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	2.440%	8/7/08		4,785	4,785
	Wilmington DE Rev. (Delaware Art Museum) VRDO	2.180%	8/7/08	LOC	24,800	24,800
						88,379
District of Columbia (2.7%)
[1]	District of Columbia COP TOB VRDO	2.250%	8/7/08	LOC	17,665	17,665
[1]	District of Columbia GO TOB VRDO	2.470%	8/7/08	(4)	5,180	5,180
[1]	District of Columbia GO TOB VRDO	2.740%	8/7/08	(4)	11,400	11,400
	District of Columbia GO VRDO	2.100%	8/7/08	LOC	23,000	23,000
	District of Columbia GO VRDO	2.140%	8/7/08	LOC	21,500	21,500
	District of Columbia GO VRDO	2.200%	8/7/08	LOC	15,625	15,625
	District of Columbia GO VRDO	2.200%	8/7/08	LOC	4,280	4,280
	District of Columbia Rev. (American College of Cardiology) VRDO	2.200%	8/7/08	LOC	13,000	13,000
	District of Columbia Rev. (American Legacy Foundation) VRDO	2.290%	8/7/08		22,000	22,000
	District of Columbia Rev. (American Univ.) VRDO	2.200%	8/7/08	LOC	17,000	17,000
	District of Columbia Rev. (American Univ.) VRDO	2.200%	8/7/08	LOC	7,400	7,400
	District of Columbia Rev. (Council Foreign Relations) VRDO	2.200%	8/7/08	LOC	62,680	62,680
	District of Columbia Rev. (Georgetown Day School) VRDO	2.200%	8/7/08	LOC	18,000	18,000
	District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	2.240%	8/7/08		12,000	12,000
	District of Columbia Rev. (Howard Univ.) VRDO	2.150%	8/7/08	LOC	14,225	14,225

	District of Columbia Rev. (National Public Radio Inc.) VRDO	2.200%	8/7/08	LOC	17,330	17,330
	District of Columbia Rev. (The Pew Charitable Trust) VRDO	2.190%	8/7/08	LOC	31,000	31,000
	District of Columbia Rev. (Washington Drama Society) VRDO	2.240%	8/7/08	LOC	15,000	15,000
[1]	District of Columbia Rev. TOB VRDO	2.270%	8/7/08	(13)	8,385	8,385
	District of Columbia Rev. VRDO	2.100%	8/1/08	LOC	41,125	41,125
	District of Columbia Rev. VRDO	2.160%	8/7/08	LOC	15,550	15,550
	District of Columbia Rev. VRDO	2.160%	8/7/08	LOC	14,475	14,475
	District of Columbia Rev. VRDO	2.190%	8/7/08	LOC	6,730	6,730
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.290%	8/7/08	LOC	12,905	12,905
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.380%	8/7/08	(4)	27,225	27,225
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.390%	8/7/08	(4)	9,505	9,505
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.400%	8/7/08	(4)	4,000	4,000
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.460%	8/7/08	(4)	50,000	50,000
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.480%	8/7/08	(4)	6,000	6,000
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.590%	8/7/08		19,000	19,000
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.640%	8/7/08		9,980	9,980
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.740%	8/7/08	(4)	4,995	4,995
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.890%	8/7/08		9,495	9,495
	Washington DC Metro. Area Transit Auth. Rev. CP	1.600%	9/2/08	LOC	28,400	28,400
	Washington DC Metro. Area Transit Auth. Rev. CP	1.550%	9/4/08	LOC	40,700	40,700
						636,755
Florida (5.7%)
[1]	Brevard County FL School Board COP TOB VRDO	2.250%	8/7/08	LOC	13,970	13,970
	Broward County FL EDL Facs. Auth. Rev. VRDO	2.170%	8/1/08	LOC	22,060	22,060
[1]	Broward County FL Professional Sports Facs. Tax Rev. COP TOB VRDO	2.360%	8/7/08	(4)	5,800	5,800
[1]	Broward County FL School Board COP TOB VRDO	2.250%	8/7/08	LOC	34,785	34,785
	Citizens Property Insurance Corp. Florida (High Risk Account) RAN	4.500%	6/1/09		250,000	252,016
[1]	Collier County FL School Board COP TOB VRDO	2.250%	8/7/08	(4)	3,945	3,945

[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.250%	8/7/08		15,000	15,000
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.260%	8/7/08		18,925	18,925
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.290%	8/7/08		5,210	5,210
[1]	Florida Board of Educ. Public Educ. TOB VRDO	2.240%	8/7/08		9,600	9,600
[1]	Florida Board of Educ. Public Educ. TOB VRDO	2.260%	8/7/08		12,900	12,900
[1]	Florida Board of Educ. Public Educ. TOB VRDO	2.290%	8/7/08		19,550	19,550
[1]	Florida Board of Educ. Public Educ. TOB VRDO	2.400%	8/7/08	(4)	7,920	7,920
[1]	Florida Board of Educ. TOB VRDO	2.290%	8/7/08		5,000	5,000
[1]	Florida Dept. of Environmental Protection & Preservation Rev. TOB VRDO	2.240%	8/7/08	(12)	5,545	5,545
	Florida Dept. of Environmental Protection & Preservation Rev. VRDO	2.250%	8/7/08	(12)	38,130	38,130
[1]	Florida Dept. of Transp. TOB VRDO	2.240%	8/7/08		32,225	32,225
[1]	Florida Dept. of Transp. TOB VRDO	2.240%	8/7/08		7,450	7,450
	Florida Govt. Financing Comm. CP	1.700%	8/8/08	LOC	21,000	21,000
	Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	2.200%	8/7/08	LOC	15,000	15,000
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	2.320%	8/7/08		7,290	7,290
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	2.590%	8/7/08		5,390	5,390
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	2.640%	8/7/08		12,100	12,100
[1]	Florida Keys Aqueduct Auth. Rev. TOB VRDO	2.280%	8/7/08	(12)	6,740	6,740
	Florida Keys Aqueduct Auth. Rev. VRDO	2.150%	8/7/08	LOC	10,500	10,500
[1]	Florida Turnpike Auth. Rev. TOB VRDO	2.290%	8/7/08		1,275	1,275
[1]	Florida Turnpike Auth. Rev. TOB VRDO	2.500%	8/7/08		16,340	16,340
	Gainsville FL Util. System Rev. VRDO	2.050%	8/7/08		7,335	7,335
	Gainsville FL Util. System Rev. VRDO	2.180%	8/7/08		32,500	32,500
	Highlands County FL Health Rev. (Adventist Health System) VRDO	2.200%	8/7/08	LOC	6,000	6,000
	Highlands County FL Health Rev. (Adventist Health System) VRDO	2.200%	8/7/08	LOC	5,000	5,000
	Highlands County FL Health Rev. (Adventist Health System) VRDO	2.290%	8/7/08	(4)	14,700	14,700

	Hillsborough County FL Capital Improvement Program CP	2.100%	11/20/08	LOC	11,355	11,355
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	2.100%	8/1/08	LOC	15,200	15,200
	Jacksonville FL Captial Project Rev. VRDO	2.200%	8/7/08	LOC	13,285	13,285
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.000%	8/7/08		30,000	30,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.000%	8/7/08		11,400	11,400
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	2.000%	8/7/08		8,350	8,350
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	2.100%	8/7/08		25,000	25,000
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	2.100%	8/7/08		15,000	15,000
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	2.150%	8/7/08		16,200	16,200
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	2.150%	8/7/08		15,300	15,300
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	2.160%	8/7/08		10,200	10,200
	Jacksonville FL Transp. Rev. VRDO	2.180%	8/7/08		13,500	13,500
	Lakeland FL Energy Systems Rev. VRDO	2.170%	8/1/08	LOC	15,000	15,000
[1]	Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	2.290%	8/7/08	LOC	14,665	14,665
[1]	Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	2.360%	8/7/08	(12)	2,475	2,475
[1]	Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	2.730%	8/7/08	(4)	17,120	17,120
[1]	Miami-Dade County FL Aviation TOB VRDO	2.360%	8/7/08	(12)	6,565	6,565
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	2.260%	8/7/08	(12)	5,070	5,070
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	2.270%	8/7/08	(13)	23,210	23,210
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. TOB VRDO	2.290%	8/7/08	(13)	5,000	5,000
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. TOB VRDO	2.290%	8/7/08	(13)	5,000	5,000
[1]	Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	2.750%	8/7/08	(4)	18,500	18,500
[1]	Miami-Dade County FL School Board COP TOB VRDO	2.760%	8/7/08	(4)	11,880	11,880

[1]	Miami-Dade County FL School Board TOB VRDO	2.790%	8/7/08	(12)	8,700	8,700
	Monroe County FL Airport Rev. (Var-Key West International Airport) VRDO	2.400%	8/7/08	LOC	27,450	27,450
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	2.200%	8/7/08	LOC	3,625	3,625
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.160%	8/7/08	LOC	5,500	5,500
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.200%	8/7/08	LOC	5,500	5,500
[1]	Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.540%	8/7/08		6,460	6,460
	Orange County FL IDA Ind. Dev. Rev. (Catholic Charities) VRDO	2.170%	8/1/08	LOC	6,500	6,500
	Orange County FL School Board VRDO	2.150%	8/7/08	LOC	11,700	11,700
[1]	Orlando & Orange County FL Expressway Auth. TOB VRDO	2.760%	8/7/08	(4)	11,300	11,300
	Orlando & Orange County FL Expressway Auth. VRDO	2.110%	8/7/08		80,000	80,000
	Orlando & Orange County FL Expressway Auth. VRDO	2.150%	8/7/08	LOC	28,400	28,400
[1]	Orlando FL Tourist Dev. Tax Rev. TOB VRDO	2.640%	8/7/08	(12)	9,250	9,250
	Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/08		20,000	20,053
	Palm Beach County FL Educ. Fac. Auth. Rev. (Atlantic Univ. Inc.) VRDO	2.200%	8/7/08	LOC	20,500	20,500
	Palm Beach County FL Rev. (Children's Home Society Project) VRDO	2.200%	8/7/08	LOC	8,245	8,245
	Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	2.240%	8/7/08	LOC	5,700	5,700
	Palm Beach County FL Rev. (Norton Gallery) VRDO	2.280%	8/7/08	LOC	12,500	12,500
	Palm Beach County FL School Board COP VRDO	2.800%	8/7/08	(4)	29,570	29,570
[1]	Palm Beach County FL Water & Sewer TOB VRDO	2.290%	8/7/08		3,665	3,665
	Pasco County FL School Board COP VRDO	2.140%	8/7/08	LOC	29,800	29,800
	Pembroke Pines FL Charter School Rev. VRDO	2.900%	8/7/08	(12)	11,210	11,210

[1]	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health) TOB VRDO	2.260%	8/7/08		5,240	5,240
[1]	Volusia County FL Rev. TOB VRDO	2.540%	8/7/08	(4)	14,390	14,390
						1,345,734
Georgia (2.4%)
[1]	Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. TOB VRDO	2.240%	8/7/08		3,835	3,835
[1]	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	2.660%	8/7/08	(4)	5,285	5,285
[1]	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	2.760%	8/7/08	(4)	13,500	13,500
	Atlanta GA Tax Allocation (Atlantic Station) VRDO	2.140%	8/7/08	LOC	21,000	21,000
	Atlanta GA Wastewater Rev. CP	1.850%	2/6/09		4,262	4,262
	Atlanta GA Water & Wastewater Rev.	1.850%	2/6/09	LOC	13,462	13,462
[1]	Atlanta GA Water & Wastewater Rev. TOB VRDO	2.730%	8/7/08	(4)	32,900	32,900
[1]	Augusta GA Water & Sewer Rev. TOB VRDO	2.760%	8/7/08	(4)	8,685	8,685
	Bartow County GA TAN	3.000%	12/31/08		4,000	4,016
[1]	BB&T Muni Trust TOB VRDO	2.260%	8/7/08		5,000	5,000
	Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	2.200%	8/7/08	LOC	7,500	7,500
	Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	2.200%	8/7/08	LOC	9,110	9,110
[1]	DeKalb County GA Water & Sewer Rev. TOB VRDO	2.260%	8/7/08		5,870	5,870
[1]	DeKalb County GA Water & Sewer Rev. TOB VRDO	2.260%	8/7/08		4,855	4,855
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	2.200%	8/7/08	LOC	19,100	19,100
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	2.200%	8/7/08	LOC	12,000	12,000
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	2.200%	8/7/08	LOC	8,300	8,300
	Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	2.170%	8/7/08	LOC	11,600	11,600
	Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	2.170%	8/7/08	LOC	7,300	7,300
	Fulton County GA Dev. Auth. (GA Tech Fac. Project) VRDO	2.400%	8/7/08	LOC	9,200	9,200
	Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	2.200%	8/7/08	LOC	4,500	4,500
	Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	2.200%	8/7/08	LOC	10,000	10,000

	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	2.200%	8/7/08	LOC	14,570	14,570
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	2.200%	8/7/08	LOC	6,000	6,000
[1]	Fulton County GA Fac. Corp. TOB VRDO	2.410%	8/7/08	(4)	14,335	14,335
[1]	Fulton County GA Water & Sewer Rev. TOB VRDO	2.410%	8/7/08	(4)	3,300	3,300
	Georgia GO	7.400%	8/1/08		5,710	5,710
	Georgia GO	6.250%	9/1/08		3,225	3,236
[1]	Georgia GO TOB VRDO	2.210%	8/7/08		2,100	2,100
[1]	Georgia GO TOB VRDO	2.240%	8/7/08		8,100	8,100
[1]	Georgia GO TOB VRDO	2.290%	8/7/08		31,265	31,265
	Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	2.200%	8/7/08	LOC	11,500	11,500
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/09		12,270	12,564
[1]	Gwinnett County GA School Dist. TOB VRDO	2.260%	8/7/08		4,500	4,500
[1]	Gwinnett County GA School Dist. TOB VRDO	2.260%	8/7/08		4,500	4,500
[1]	Gwinnett County GA Dev. Auth. COP TOB VRDO	2.990%	8/7/08		17,755	17,755
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	2.170%	8/7/08	LOC	10,000	10,000
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	2.170%	8/7/08	LOC	7,000	7,000
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	2.200%	8/7/08	LOC	19,400	19,400
[1]	Gwinnett County GA School Dist. GO TOB VRDO	2.240%	8/7/08		5,260	5,260
[1]	Gwinnett County GA School Dist. GO TOB VRDO	2.260%	8/7/08		12,385	12,385
[1]	Gwinnett County GA School Dist. GO TOB VRDO	2.260%	8/7/08		10,475	10,475
[1]	Gwinnett County GA School Dist. GO TOB VRDO	2.290%	8/7/08		7,045	7,045
[1]	Gwinnett County GA School Dist. GO TOB VRDO	2.290%	8/7/08		3,750	3,750
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	3.800%	8/7/08		52,900	52,900
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	2.200%	8/7/08	LOC	20,100	20,100

[1]	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	2.280%	8/7/08	(4)	5,000	5,000
[1]	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	2.290%	8/7/08		5,000	5,000
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	2.140%	8/7/08		7,500	7,500
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	2.140%	8/7/08		7,400	7,400
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	2.500%	8/7/08		5,820	5,820
	Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	2.200%	8/7/08	LOC	29,300	29,300
						569,050
Hawaii (0.2%)
[1]	Hawaii GO TOB VRDO	2.340%	8/7/08		11,845	11,845
[1]	Hawaii GO TOB VRDO	2.390%	8/7/08	(4)	14,175	14,175
[1]	Hawaii GO TOB VRDO	2.400%	8/7/08	(4)	8,100	8,100
[1]	Honolulu HI City & County TOB VRDO	2.400%	8/7/08	(4)	12,500	12,500
[1]	Honolulu HI City & County Waste Water GO TOB VRDO	2.500%	8/7/08		9,900	9,900
						56,520
Idaho (2.2%)
	Idaho Health Facs. Auth. Rev. (Ascension Health) VRDO	2.000%	8/7/08		6,000	6,000
	Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	2.170%	8/7/08	LOC	6,455	6,455
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		33,750	33,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		30,000	30,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		28,750	28,750
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		27,000	27,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		24,000	24,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		20,000	20,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		20,000	20,000

Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	16,450	16,450
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	16,250	16,250
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	15,680	15,680
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	15,500	15,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	14,425	14,425
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	14,120	14,120
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	12,575	12,575
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	12,105	12,105
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	11,260	11,260
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	10,680	10,680
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	10,595	10,595
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	10,540	10,540
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	10,405	10,405
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	9,855	9,855

	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		8,490	8,490
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		7,500	7,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		7,320	7,320
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		7,100	7,100
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		7,000	7,000
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		6,145	6,145
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		6,085	6,085
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		5,800	5,800
	Idaho TAN	3.000%	6/30/09		50,000	50,574
						517,409
Illinois (7.4%)
[1]	Aurora IL Single Family Mortage Rev. TOB VRDO	2.490%	8/7/08		9,880	9,880
[1]	Aurora IL Single Family Mortage Rev. TOB VRDO	2.490%	8/7/08		4,960	4,960
	Bartlett IL Special Services Area (Bluff City LLC) VRDO	2.240%	8/7/08	LOC	14,760	14,760
[1]	Chicago IL Board of Educ. TOB VRDO	2.240%	8/7/08	(12)	11,000	11,000
[1]	Chicago IL Board of Educ. TOB VRDO	2.590%	8/7/08	(4)	7,495	7,495
[1]	Chicago IL Board of Educ. TOB VRDO	2.660%	8/7/08	(4)	9,015	9,015
	Chicago IL Board of Educ. VRDO	2.530%	8/7/08	(4)	20,000	20,000
[1]	Chicago IL GO TOB VRDO	2.300%	8/7/08	(4)	10,385	10,385
[1]	Chicago IL GO TOB VRDO	2.340%	8/7/08	(4)	10,440	10,440
[1]	Chicago IL GO TOB VRDO	2.340%	8/7/08	(4)	6,525	6,525
[1]	Chicago IL GO TOB VRDO	2.340%	8/7/08	(4)	5,000	5,000
[1]	Chicago IL GO TOB VRDO	2.400%	8/7/08	(4)	5,210	5,210
[1]	Chicago IL GO TOB VRDO	2.440%	8/7/08	(4)	11,000	11,000
[1]	Chicago IL GO TOB VRDO	2.460%	8/7/08	(4)	5,020	5,020
[1]	Chicago IL GO TOB VRDO	2.490%	8/7/08	(4)	4,950	4,950
	Chicago IL GO VRDO	2.540%	8/7/08	(4)	34,390	34,390
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.240%	8/7/08		5,005	5,005

[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.240%	8/7/08		5,000	5,000
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.240%	8/7/08		3,000	3,000
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.240%	8/7/08		2,415	2,415
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.260%	8/7/08		8,710	8,710
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	2.300%	8/7/08	(4)	13,855	13,855
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	2.640%	8/7/08	(4)	11,495	11,495
	Chicago IL Sales Tax Rev. VRDO	2.100%	8/1/08		5,900	5,900
[1]	Chicago IL TOB VRDO	2.440%	8/7/08		10,070	10,070
[1]	Chicago IL Transit Auth. Capital Grant Receipts Rev. TOB VRDO	2.240%	8/7/08	(12)	21,435	21,435
[1]	Chicago IL Water Rev. TOB VRDO	2.340%	8/7/08	(4)	7,525	7,525
[1]	Chicago IL Water Rev. TOB VRDO	2.740%	8/7/08	(4)	8,285	8,285
[1]	Cook County IL Community High School Dist. (Niles Township) GO TOB VRDO	2.460%	8/7/08	(4)	5,222	5,221
[1]	Cook County IL Community High School Dist. (NilesTownship) GO VRDO	2.240%	8/7/08	(4)	4,900	4,900
	Cook County IL GO TAN	3.000%	8/3/09		17,500	17,745
	Cook County IL GO TOB PUT	3.750%	8/28/08	LOC	6,850	6,850
[1]	Cook County IL GO TOB VRDO	2.490%	8/7/08		8,395	8,395
	Cook County IL GO VRDO	2.200%	8/7/08		7,500	7,500
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	2.180%	8/7/08		30,640	30,640
	Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	2.240%	8/7/08	LOC	20,000	20,000
	Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	2.240%	8/7/08	LOC	16,245	16,245
[1]	Illinois Dev. Finance Auth. TOB VRDO	2.260%	8/7/08		5,145	5,145
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	2.280%	8/7/08	LOC	22,300	22,300
	Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	2.170%	8/7/08	LOC	9,505	9,505
	Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	2.150%	8/7/08	LOC	26,400	26,400
[1]	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	2.240%	8/7/08		5,950	5,950
[1]	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	2.240%	8/7/08		4,795	4,795
[1]	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	2.260%	8/7/08		7,005	7,005

	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	2.250%	8/7/08		10,800	10,800
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	1.950%	5/5/09		18,000	18,000
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.260%	8/7/08		16,530	16,530
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.260%	8/7/08		2,678	2,678
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.290%	8/7/08		5,765	5,765
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.290%	8/7/08		4,805	4,805
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	2.100%	8/7/08		32,677	32,677
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	2.100%	8/7/08		17,816	17,816
	Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	2.400%	8/7/08	LOC	7,780	7,780
	Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	2.150%	8/7/08	LOC	18,200	18,200
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.160%	8/7/08		12,500	12,500
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.160%	8/7/08		7,325	7,325
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.170%	8/7/08		44,000	44,000
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	2.170%	8/7/08		8,000	8,000
	Illinois Finance Auth. Rev. (Bradley Univ.) PUT	2.000%	4/1/09	LOC	8,695	8,695
	Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	2.200%	8/7/08	LOC	10,000	10,000
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	2.050%	8/1/08		1,800	1,800
	Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	2.240%	8/7/08	LOC	9,000	9,000
	Illinois Finance Auth. Rev. (Chicago Symphony Orchestra) VRDO	2.100%	8/7/08	LOC	8,000	8,000
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	2.100%	8/1/08	LOC	24,000	24,000
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	2.150%	8/7/08	LOC	13,000	13,000
	Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	1.750%	10/14/08		27,410	27,410
	Illinois Finance Auth. Rev. (Little Co. Mary Hospital) VRDO	2.100%	8/7/08	LOC	29,300	29,300
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.100%	8/1/08		21,800	21,800

	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.180%	8/7/08		33,625	33,625
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.180%	8/7/08		28,625	28,625
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.180%	8/7/08		11,500	11,500
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	2.250%	8/7/08		12,500	12,500
[1]	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	2.250%	8/7/08		8,165	8,165
[1]	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	2.260%	8/7/08		6,068	6,067
	Illinois Finance Auth. Rev. (Northwestern Univ.) VRDO	2.050%	8/7/08		5,000	5,000
	Illinois Finance Auth. Rev. (Northwestern Univ.) VRDO	2.100%	8/7/08		10,350	10,350
	Illinois Finance Auth. Rev. (OSF Healthcare System) VRDO	2.590%	8/1/08	LOC	7,885	7,885
	Illinois Finance Auth. Rev. (Resurrection Health Care) VRDO	2.400%	8/7/08	LOC	10,500	10,500
	Illinois Finance Auth. Rev. (Swedish Covenant) VRDO	2.250%	8/7/08	LOC	8,500	8,500
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	2.100%	8/7/08		60,387	60,387
	Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	2.100%	8/7/08	LOC	5,160	5,160
	Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	2.200%	8/7/08	LOC	5,000	5,000
	Illinois GO	5.250%	8/1/08		14,500	14,500
	Illinois GO	5.000%	3/1/09		24,695	25,143
[1]	Illinois GO TOB VRDO	2.220%	8/7/08	(13)	12,480	12,480
[1]	Illinois GO TOB VRDO	2.240%	8/7/08		6,090	6,090
[1]	Illinois GO TOB VRDO	2.250%	8/7/08		15,225	15,225
[1]	Illinois GO TOB VRDO	2.250%	8/7/08		12,990	12,990
[1]	Illinois GO TOB VRDO	2.260%	8/7/08		5,650	5,650
[1]	Illinois GO TOB VRDO	2.290%	8/7/08	LOC	14,405	14,405
[1]	Illinois GO TOB VRDO	2.290%	8/7/08		2,835	2,835
[1]	Illinois GO TOB VRDO	2.390%	8/7/08	(4)	28,125	28,125
[1]	Illinois GO TOB VRDO	2.400%	8/7/08	(4)	9,900	9,900
[1]	Illinois GO TOB VRDO	2.440%	8/7/08	(4)	14,295	14,295
[1]	Illinois GO TOB VRDO	2.440%	8/7/08		11,430	11,430
[1]	Illinois GO TOB VRDO	2.440%	8/7/08		5,170	5,170
[1]	Illinois GO TOB VRDO	2.440%	8/7/08		5,060	5,060
[1]	Illinois GO TOB VRDO	2.460%	8/7/08	(4)	6,013	6,013
[1]	Illinois GO TOB VRDO	2.490%	8/7/08		9,350	9,350
[1]	Illinois GO TOB VRDO	2.500%	8/7/08		8,295	8,295

[1]	Illinois GO TOB VRDO	2.740%	8/7/08		6,230	6,230
	Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	2.140%	8/7/08	LOC	8,600	8,600
	Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	2.140%	8/7/08	LOC	4,500	4,500
	Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) CP	1.650%	9/18/08		25,000	25,000
	Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) CP	1.750%	10/20/08		10,000	10,000
[1]	Illinois Housing Dev. Auth. Multi Family Rev TOB VRDO	2.400%	8/7/08		46,530	46,530
[1]	Illinois Housing Dev. Auth. TOB VRDO	2.340%	8/7/08		9,145	9,145
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.240%	8/7/08	(13)	11,410	11,410
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.240%	8/7/08	LOC	5,960	5,960
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.410%	8/7/08	(4)	18,495	18,495
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.640%	8/7/08		5,195	5,195
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.990%	8/7/08		22,345	22,345
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	2.990%	8/7/08		14,495	14,495
[1]	Illinois Sales Tax Rev. TOB VRDO	2.260%	8/7/08		3,500	3,500
[1]	Illinois Sales Tax Rev. TOB VRDO	2.740%	8/7/08	(4)	5,165	5,165
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.200%	8/7/08		37,300	37,300
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.400%	8/7/08		26,000	26,000
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	2.500%	8/7/08	(4)	30,000	30,000
[1]	Lake County IL Community Consolidated School Dist. TOB VRDO	2.790%	8/7/08	(4)	8,690	8,690
[1]	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.240%	8/7/08	(4)	9,325	9,325
[1]	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.470%	8/7/08		6,145	6,145
[1]	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.500%	8/7/08		5,060	5,060
[1]	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.510%	8/7/08		10,380	10,380
[1]	Schaumburg IL GO TOB VRDO	2.410%	8/7/08	(4)	6,000	6,000

	Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.150%	8/7/08		113,618	113,618
	Univ. of Illinois Board of Trustees COP VRDO	2.100%	8/7/08		20,000	20,000
[1]	Univ. of Illinois Univ. Rev. TOB VRDO	2.510%	8/7/08		14,660	14,660
[1]	Will County IL GO TOB VRDO	2.240%	8/7/08	(4)	6,135	6,135
						1,741,305
Indiana (2.7%)
	Indiana Bond Bank Advance Funding Program Notes	3.000%	1/30/09	LOC	105,000	105,382
	Indiana Bond Bank Advance Funding Program Notes TAN	3.000%	5/28/09	LOC	130,000	131,232
	Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	2.200%	8/7/08		29,200	29,200
	Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	2.200%	8/7/08	LOC	19,100	19,100
	Indiana Educ. Fac. Auth. (Wabash College) VRDO	2.230%	8/7/08	LOC	29,940	29,940
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis-A) VRDO	2.250%	8/7/08	LOC	18,730	18,730
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis-B) VRDO	2.150%	8/7/08	LOC	10,900	10,900
[1]	Indiana Finance Auth. Rev. (State Revolving Fund) TOB VRDO	2.260%	8/7/08		11,345	11,345
	Indiana Finance Auth. Rev. VRDO	2.100%	8/7/08		17,500	17,500
	Indiana Finance Auth. Rev. VRDO	2.100%	8/7/08		10,000	10,000
	Indiana Finance Auth. Rev. VRDO	2.130%	8/7/08		11,700	11,700
	Indiana Finance Auth. Rev. VRDO	2.130%	8/7/08		10,800	10,800
	Indiana Finance Auth. Rev. VRDO	2.200%	8/7/08	LOC	26,660	26,660
	Indiana Finance Auth. Rev. VRDO	2.240%	8/7/08	LOC	6,900	6,900
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	2.500%	8/7/08	(4)	13,000	13,000
	Indiana Health & Educ. Fac. Financing Auth. Rev. (St. Francis) ARS	2.800%	8/7/08	(4)	16,500	16,500
[1]	Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	2.250%	8/7/08	LOC	6,440	6,440
[1]	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	2.340%	8/7/08		7,615	7,615
[1]	Indianapolis IN Gas Util. Rev. TOB VRDO	2.240%	8/7/08	(12)	5,235	5,235
	Indianapolis IN Local Public Improvement Bond Bank Notes	2.250%	10/1/08		5,830	5,834
	Indianapolis IN Local Public Improvement Bond Bank Notes BAN	2.250%	10/1/08		9,050	9,057

[1]	Indianapolis IN Local Public Improvement Bond Bank Notes VRDO	2.240%	8/7/08		7,660	7,660
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	2.250%	8/7/08	LOC	7,060	7,060
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	2.250%	8/7/08	LOC	6,475	6,475
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	2.250%	8/7/08	LOC	5,825	5,825
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	2.260%	8/7/08		2,000	2,000
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.740%	8/7/08		4,240	4,240
	Indianapolis IN Local Public Improvement Rev. VRDO	2.700%	8/7/08	(4)	18,000	18,000
	Jasper IN Hosp. Rev. (Little CO Mary Hosp.) VRDO	2.390%	8/7/08	LOC	5,000	5,000
	Lawrenceburg IN Pollution Control Rev. VRDO	2.150%	8/7/08	LOC	6,500	6,500
	Lawrenceburg IN Pollution Control Rev. VRDO	2.200%	8/7/08	LOC	10,000	10,000
[1]	Mt. Vernon IN Sch. Building Corp. TOB VRDO	2.490%	8/7/08	(4)	13,265	13,265
[1]	New Albany Floyd County IN Industrial School Dist. Rev. TOB VRDO	2.490%	8/7/08	(4)	5,715	5,715
	Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	2.400%	8/7/08	LOC	11,050	11,050
[1]	Northwest Allen County IN School Building Corp. TOB VRDO	2.240%	8/7/08	(4)	9,620	9,620
	Purdue IN Univ. CP	1.630%	10/9/08		5,000	5,000
[1]	Purdue Univ. Indiana Univ. Rev. TOB VRDO	2.260%	8/7/08		8,275	8,275
[1]	South Ripley IN Community Multiple School Building Rev. TOB VRDO	2.340%	8/7/08	(4)	5,860	5,860
[1]	West Clark 2000 School Building Corp. TOB VRDO	2.240%	8/7/08		7,730	7,730
						642,345
Iowa (1.0%)
[1]	Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	2.290%	8/7/08	LOC	6,450	6,450
	Iowa Finance Auth. Health Fac. Rev. (Great River Medical Center Project) VRDO	2.220%	8/1/08	LOC	7,000	7,000
	Iowa Finance Auth. Hosp. Fac. Rev. (Iowa Health System) VRDO	2.400%	8/7/08		40,000	40,000
	Iowa Finance Auth. Hosp. Fac. Rev. (Iowa Health System) VRDO	2.400%	8/7/08		39,225	39,225

	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	2.350%	8/7/08	(12)	10,000	10,000
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	2.450%	8/7/08	(12)	22,700	22,700
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	2.450%	8/7/08	(12)	9,100	9,100
	Iowa Finance Auth. Single Family Rev. VRDO	2.200%	8/7/08		11,500	11,500
	Iowa Finance Auth. Single Family Rev. VRDO	2.310%	8/7/08		12,000	12,000
	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	2.160%	8/7/08		37,500	37,500
	Iowa School Cash Anticipation Program Rev.	3.500%	6/25/09	(4)	29,000	29,449
						224,924
Kansas (0.3%)
[1]	Johnson County KS TOB VRDO	2.740%	8/7/08		7,510	7,510
	Kansas Dept. of Transp. Highway Rev. VRDO	2.040%	8/7/08		19,100	19,100
[1]	Sedgwick & Shawnee Counties KS Single Family Mortgage Rev. TOB VRDO	2.370%	8/7/08		4,900	4,900
	Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	2.240%	8/7/08		34,000	34,000
	Wichita KS Airport Facs. Rev. VRDO	2.240%	8/7/08		7,500	7,500
[1]	Wyandotte County Kansas City KS Unified Govt. Util. System Rev. TOB VRDO	2.760%	8/7/08	(4)	6,000	6,000
						79,010
Kentucky (1.3%)
	Christian County KY Association County Leasing Program Rev. VRDO	2.050%	8/1/08	LOC	28,290	28,290
	Christian County KY Association County Leasing Program Rev. VRDO	2.050%	8/1/08	LOC	27,935	27,935
	Christian County KY Association County Leasing Program Rev. VRDO	2.050%	8/1/08	LOC	20,600	20,600
	Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	2.400%	8/7/08	LOC	3,600	3,600
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	2.270%	8/7/08		17,900	17,900
	Kentucky Asset/Liability Comm. General Fund Rev. CP	2.200%	10/8/08		19,000	19,000
	Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/25/09		35,000	35,377

	Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	2.400%	8/7/08	LOC	41,700	41,700
[1]	Kentucky Property & Building Comm. Rev. TOB VRDO	2.340%	8/7/08	(4)	8,340	8,340
[1]	Kentucky Property & Building Comm. Rev. TOB VRDO	2.340%	8/7/08	(4)	6,500	6,500
[1]	Kentucky Property & Building Comm. Rev. TOB VRDO	2.340%	8/7/08	(4)	6,375	6,375
[1]	Kentucky Property & Building Comm. Rev. TOB VRDO	2.390%	8/7/08	(4)	5,445	5,445
[1]	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	2.400%	8/7/08	(4)	14,000	14,000
	Richmond KY League of Cities Funding Lease Program Rev. VRDO	2.430%	8/7/08	LOC	9,900	9,900
	Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	2.200%	8/7/08	LOC	58,775	58,775
	Williamstown KY League of Cities VRDO	2.430%	8/7/08	LOC	5,000	5,000
						308,737
Louisiana (2.2%)
	Ascension Parish LA Ind. Dev. Board Rev. (Geismar Project) VRDO	2.200%	8/7/08	LOC	40,000	40,000
	Lafayette Parish LA School Board Rev.	5.000%	4/1/09	(4)	2,000	2,036
	Lake Charles LA HBR & Term Dist. Cogeneration Project PUT	2.250%	3/15/09		200,000	200,000
[1]	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	2.400%	8/7/08	(4)	27,225	27,225
[1]	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	2.400%	8/7/08	(4)	9,900	9,900
[1]	Louisiana GO TOB VRDO	2.240%	8/7/08	(4)	8,205	8,205
[1]	Louisiana GO TOB VRDO	2.380%	8/7/08	(4)	30,000	30,000
	Louisiana GO VRDO	2.200%	8/7/08	LOC	24,000	24,000
[1]	Louisiana Local Govt. Environment Facilities Community Dev. Auth. Rev. TOB VRDO	2.240%	8/7/08	(13)	8,150	8,150
	Louisiana Local Govt. Environment Facilities Community Dev. Auth. Rev. VRDO	2.280%	8/7/08	LOC	11,950	11,950
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	2.100%	8/7/08	LOC	10,000	10,000
	Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	2.200%	8/7/08	LOC	10,000	10,000
[1]	Louisiana Public Fac. Auth. Rev. TOB VRDO	2.490%	8/7/08	LOC	44,345	44,345
[1]	Louisiana Public Fac. Auth. Rev. TOB VRDO	2.490%	8/7/08	LOC	42,645	42,645

[1]	New Orleans LA Aviation Board TOB VRDO	2.840%	8/7/08	(4)	14,820	14,820
	St. James Parish Louisiana Rev. (Nustar Logistics LP Project) VRDO	2.200%	8/7/08	LOC	15,000	15,000
	St. Tammany Parish LA Dev. Dist. Rev. VRDO	2.200%	8/7/08	LOC	6,000	6,000
						504,276
Maine (0.6%)
	Maine Health & Higher Educ. Fac. Auth. Rev. VRDO	1.950%	8/7/08	LOC	17,175	17,175
	Maine Health & Higher Educ. Fac. Auth. Rev. VRDO	2.400%	8/7/08	(4)	50,900	50,900
[1]	Maine Housing Auth. General Rev. TOB VRDO	2.330%	8/7/08		2,185	2,185
[1]	Maine Housing Auth. General Rev. TOB VRDO	2.350%	8/7/08		1,940	1,940
[1]	Maine Housing Auth. General Rev. TOB VRDO	2.390%	8/7/08		28,980	28,980
	Maine Housing Auth. Mortgage Rev. VRDO	2.350%	8/7/08		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.350%	8/7/08		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.370%	8/7/08		5,000	5,000
[1]	Maine Housing Auth. Mortgage Rev. VRDO	2.600%	8/7/08		5,900	5,900
	Maine Housing Auth. Mortgage Rev. VRDO	2.650%	8/7/08		6,500	6,500
						128,580
Maryland (1.2%)
	Baltimore County MD Metro. Dist. CP	1.550%	9/4/08		23,000	23,000
	Chestertown MD Econ. Dev. Washington College VRDO	2.260%	8/7/08	LOC	9,000	9,000
	District of Columbia Rev. (National Academy of Sciences Project) CP	1.720%	9/2/08	LOC	20,000	20,000
	Howard County MD CP	1.700%	10/1/08		12,000	12,000
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	2.440%	8/7/08		5,075	5,075
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	2.440%	8/7/08		2,795	2,795
[1]	Maryland Dept. of Housing & Community Dev. TOB VRDO	2.330%	8/7/08		3,660	3,660
[1]	Maryland Dept. of Housing & Community Dev. TOB VRDO	2.330%	8/7/08		1,980	1,980
[1]	Maryland Dept. of Housing & Community Dev. TOB VRDO	2.390%	8/7/08		5,525	5,525
[1]	Maryland Dept. of Transp. TOB VRDO	2.240%	8/7/08		5,395	5,395
	Maryland Econ. Dev. Corp. Rev. (Constellation Energy) VRDO	2.400%	8/7/08	LOC	13,000	13,000

[1]	Maryland GO TOB VRDO	2.210%	8/7/08		3,000	3,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Doctors Community Hospital) VRDO	2.250%	8/7/08	LOC	25,000	25,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Gilman School) VRDO	2.170%	8/7/08	LOC	8,000	8,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	2.130%	8/7/08	LOC	8,000	8,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	1.550%	8/13/08		10,641	10,641
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	1.550%	10/9/08		13,000	13,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	2.130%	8/7/08	LOC	5,000	5,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Stevenson Univ.) VRDO	2.150%	8/7/08	LOC	23,500	23,500
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	2.170%	8/7/08	LOC	7,000	7,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	2.180%	8/7/08	LOC	7,000	7,000
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	2.200%	8/7/08	LOC	18,250	18,250
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	2.310%	8/7/08	LOC	5,000	5,000
[1]	Maryland State Transp. Auth. Rev. TOB VRDO	2.410%	8/7/08	(4)	5,000	5,000
[1]	Maryland Transp. Auth. Rev. TOB VRDO	2.280%	8/7/08	(4)	29,800	29,800
[1]	Maryland Transp. Auth. Rev. TOB VRDO	2.400%	8/7/08	(4)	3,000	3,000
	Maryland Water Quality Financing Administration Revolving Loan Rev.	5.000%	9/1/08		5,000	5,007
[1]	Northeast MD Waste Disposal TOB VRDO	2.290%	8/7/08	(13)	4,995	4,995
[1]	Prince George’s County MD GO TOB VRDO	2.290%	8/7/08		3,000	3,000
						285,623
Massachusetts (3.4%)
	Massachusetts Bay Transp. Auth. Rev. CP	1.750%	12/1/08		25,750	25,750

[1]	Massachusetts Bay Transp. Auth. Rev. Sales Tax TOB VRDO	2.250%	8/7/08		5,025	5,025
	Massachusetts Bay Transp. Auth. Rev. TOB PUT	2.080%	5/14/09		21,745	21,745
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.240%	8/7/08	(Prere.)	48,330	48,330
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.240%	8/7/08		6,670	6,670
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.250%	8/7/08		10,215	10,215
	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.080%	12/29/08		13,850	13,850
	Massachusetts Bay Transp. Auth. Rev. VRDO	2.080%	8/7/08		37,000	37,000
	Massachusetts Dev. Finance Agency Rev. (Brandies univ.) VRDO	1.950%	8/7/08	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Clark Univ.) VRDO	2.400%	8/7/08	LOC	5,000	5,000
	Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	2.240%	8/7/08	LOC	5,400	5,400
	Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	2.220%	8/7/08	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Simmons College) VRDO	2.110%	8/7/08	LOC	9,000	9,000
	Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	2.250%	8/7/08	LOC	18,000	18,000
[1]	Massachusetts Dev. Finance Agency Rev. TOB VRDO	2.240%	8/7/08		5,690	5,690
	Massachusetts GAN	5.250%	6/15/09		10,000	10,189
	Massachusetts GO	5.250%	8/1/08	(Prere.)	7,945	8,024
	Massachusetts GO	5.250%	9/1/08		5,000	5,013
	Massachusetts GO	5.000%	8/1/09		6,000	6,192
[1]	Massachusetts GO TOB VRDO	2.400%	8/7/08	(4)	16,170	16,170
[1]	Massachusetts GO TOB VRDO	2.400%	8/7/08	(4)	12,920	12,920
[1]	Massachusetts GO TOB VRDO	2.400%	8/7/08	(4)	10,340	10,340
[1]	Massachusetts GO TOB VRDO	2.440%	8/7/08		8,835	8,835
[1]	Massachusetts GO TOB VRDO	2.440%	8/7/08	(4)	1,850	1,850
	Massachusetts Health & Edec. Fac. Auth. Rev. (Harvard Univ.) CP	1.670%	12/4/08		35,648	35,648
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	2.150%	8/7/08	LOC	21,100	21,100
	Massachusetts Health & Educ. Fac. Auth. Rev. (Farber Cancer Institute) VRDO	2.000%	8/7/08	LOC	20,000	20,000
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	2.240%	8/7/08		15,000	15,000

[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Havard Univ.) TOB VRDO	2.240%	8/7/08		7,395	7,395
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) VRDO	2.100%	8/1/08	LOC	10,150	10,150
	Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	1.970%	8/7/08		8,500	8,500
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. TOB VRDO	2.990%	8/7/08		10,690	10,690
[1]	Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	2.440%	8/7/08		10,105	10,105
	Massachusetts Port Auth. Rev. VRDO	2.170%	8/7/08	LOC	12,185	12,185
	Massachusetts Port Auth. Rev. VRDO	2.280%	8/7/08	LOC	45,420	45,420
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/08		5,000	5,002
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.380%	8/7/08	(4)	2,100	2,100
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.390%	8/7/08	(4)	32,135	32,135
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.390%	8/7/08	(4)	9,800	9,800
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.390%	8/7/08	(4)	8,800	8,800
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.390%	8/7/08	(4)	7,070	7,070
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	2.490%	8/7/08		7,605	7,605
[1]	Massachusetts Water Pollution Abatement TOB VRDO	2.250%	8/7/08		3,970	3,970
[1]	Massachusetts Water Pollution Abatement Trust TOB VRDO	2.290%	8/7/08		4,290	4,290
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.250%	8/7/08		8,190	8,190
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.290%	8/7/08		5,280	5,280
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.380%	8/7/08	(4)	3,095	3,095
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.390%	8/7/08	(4)	39,055	39,055

[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.390%	8/7/08	(4)	30,225	30,225
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.390%	8/7/08	(4)	7,300	7,300
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	2.450%	8/7/08	(4)	6,330	6,330
	Massachusetts Water Resources Auth. Rev. VRDO	2.000%	8/7/08		18,400	18,400
	Massachusetts Water Resources Auth. Rev. VRDO	2.050%	8/7/08		50,000	50,000
	Univ. of Massachusetts Building Auth. Rev. VRDO	2.150%	8/7/08	LOC	32,000	32,000
						788,048
Michigan (5.5%)
[1]	Detroit MI Sewer System Rev. TOB VRDO	2.260%	8/7/08	(13)	20,100	20,100
[1]	Detroit MI Sewer System Rev. TOB VRDO	2.500%	8/7/08	(4)	22,050	22,050
[1]	Detroit MI Water Supply System TOB VRDO	2.790%	8/7/08	(4)	5,115	5,115
	Grand Valley MI State Univ. VRDO	2.110%	8/7/08	LOC	5,600	5,600
	Grand Valley MI State Univ. VRDO	2.200%	8/7/08	LOC	14,240	14,240
[1]	Huron Valley MI School Dist. TOB VRDO	2.130%	8/7/08	(Prere.)	13,860	13,860
[1]	Huron Valley MI School Dist. TOB VRDO	2.130%	8/7/08	(Prere.)	9,940	9,940
	Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	2.900%	8/7/08	(12)	10,000	10,000
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	2.150%	8/7/08	LOC	12,000	12,000
	Michigan Building Auth. CP	1.700%	8/7/08	LOC	35,045	35,045
[1]	Michigan Building Auth. Rev. TOB VRDO	2.310%	8/7/08		5,000	5,000
[1]	Michigan Building Auth. Rev. TOB VRDO	2.660%	8/7/08	(4)	9,635	9,635
[1]	Michigan Building Auth. Rev. TOB VRDO	2.750%	8/7/08	(4)	14,100	14,100
[1]	Michigan Building Auth. Rev. TOB VRDO	2.750%	8/7/08	(4)	10,100	10,100
	Michigan GO	4.000%	9/30/08	LOC	185,000	185,343
[1]	Michigan GO TOB VRDO	2.240%	8/7/08		8,370	8,370
[1]	Michigan GO TOB VRDO	2.740%	8/7/08	(4)	5,215	5,215
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.490%	8/7/08	LOC	67,945	67,945
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.490%	8/7/08	LOC	66,995	66,995
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.490%	8/7/08	LOC	59,995	59,995

[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	2.490%	8/7/08	LOC	36,545	36,545
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.000%	8/7/08		15,520	15,520
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.000%	8/7/08		11,000	11,000
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.110%	8/7/08		26,000	26,000
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.110%	8/7/08		10,500	10,500
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.110%	8/7/08		10,000	10,000
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	2.110%	8/7/08		6,100	6,100
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	2.160%	8/7/08	LOC	9,320	9,320
	Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	2.220%	8/7/08	LOC	7,000	7,000
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	2.400%	8/7/08		29,000	29,000
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	2.400%	8/7/08		28,000	28,000
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	2.230%	8/7/08		26,340	26,340
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	2.380%	8/7/08		82,000	82,000
	Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	2.380%	8/7/08		14,015	14,015
	Michigan Muni. Bond Auth. Rev.	4.500%	8/20/08	LOC	100,000	100,042
	Michigan Muni. Bond Auth. Rev.	4.500%	8/20/08		50,000	50,021
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/08		11,960	11,995
[1]	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	2.250%	8/7/08		7,580	7,580
[1]	Michigan Muni. Bond Auth. Rev. TOB VRDO	2.240%	8/7/08		5,985	5,985
[1]	Michigan Muni. Bond Auth. Rev. TOB VRDO	2.250%	8/7/08		11,735	11,735
[1]	Michigan Muni. Bond Auth. Rev. TOB VRDO	2.250%	8/7/08		3,845	3,845
	Michigan Public Educ. Fac. Auth. Rev.	3.000%	7/20/09	LOC	6,000	6,063
	Michigan Strategic Fund (Detroit Edison) VRDO	2.200%	8/7/08	LOC	15,000	15,000
	Michigan Strategic Fund Limited Obligation Rev. (Consumer's Energy Co.) VRDO	2.150%	8/7/08	LOC	5,700	5,700
	Regents of Univ. of Michigan VRDO	2.400%	8/7/08		13,500	13,500

	Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	2.250%	8/1/08		6,700	6,700
	Univ. of Michigan Hosp. Rev. VRDO	1.950%	8/7/08		13,835	13,835
	Univ. of Michigan Hosp. Rev. VRDO	2.100%	8/7/08		57,375	57,375
	Univ. of Michigan Univ. Rev. VRDO	2.100%	8/7/08		76,165	76,165
	Wayne County Michigan Airport Auth. Rev. (Detroit Metropolitan Wayne Airport) VRDO	2.100%	8/7/08	LOC	17,675	17,675
[1]	Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	2.590%	8/7/08	(4)	3,500	3,500
						1,298,704
Minnesota (0.5%)
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	2.200%	8/7/08	LOC	30,000	30,000
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	2.450%	8/7/08	LOC	10,000	10,000
	Minnesota GO	5.000%	8/1/08		12,965	12,965
	Minnesota GO	5.000%	11/1/08		24,785	24,966
	Minnesota GO	5.000%	8/1/09		7,000	7,231
[1]	Minnesota GO TOB VRDO	2.240%	8/7/08		3,820	3,820
[1]	Minnesota GO TOB VRDO	2.240%	8/7/08		3,600	3,600
[1]	Minnesota GO TOB VRDO	2.250%	8/7/08		4,040	4,040
	Minnesota Housing Finance Agency Residential Housing Finance Rev.	3.300%	12/18/08		7,200	7,200
	Minnesota Housing Finance Agency Residential Housing Finance VRDO	2.240%	8/7/08		8,355	8,355
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	2.480%	8/7/08	(12)	5,305	5,305
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	2.900%	8/7/08	(12)	5,000	5,000
						122,482
Mississippi (0.7%)
	Jackson County MS Port Fac. (Chevron USA Inc.) VRDO	2.180%	8/1/08		8,455	8,455
	Mississippi Business Finance Corp. Rev. VRDO	2.290%	8/7/08	LOC	7,000	7,000
	Mississippi Dev. Bank Special Obligation Rev. TOB PUT	3.600%	8/7/08	LOC	5,000	5,000
	Mississippi Dev. Bank Special Obligation Rev. VRDO	2.200%	8/7/08	LOC	37,000	37,000
	Mississippi GO	5.500%	11/1/08		6,455	6,508
	Mississippi GO	5.900%	11/15/08		9,600	9,671
[1]	Mississippi GO TOB VRDO	2.130%	8/7/08	(Prere.)	3,600	3,600
	Mississippi GO VRDO	2.200%	8/7/08		48,585	48,585
[1]	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health Care) TOB VRDO	2.360%	8/7/08	(4)	20,960	20,960

[1]	Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	2.140%	8/7/08	(ETM)	18,670	18,670
						165,449
Missouri (1.8%)
[1]	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (Metrolink Cross County Project) TOB VRDO	2.660%	8/7/08	(4)	4,200	4,200
[1]	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (Metrolink Cross County Project) TOB VRDO	2.660%	8/7/08	(4)	4,200	4,200
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.100%	8/7/08		69,450	69,450
	Kansas City MO Airport Rev.	5.000%	9/1/08		4,280	4,291
	Missouri Dev. Finance Board Cultural Fac. Rev. (Kauffman Center Performing) VRDO	2.180%	8/1/08		16,700	16,700
[1]	Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VRDO	2.250%	8/7/08		7,350	7,350
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.010%	8/7/08		11,000	11,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.030%	8/7/08		8,000	8,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.100%	8/7/08		20,000	20,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	2.100%	8/7/08		20,000	20,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	2.150%	8/7/08	LOC	6,800	6,800
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	2.170%	8/7/08		22,725	22,725
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	2.400%	8/7/08		17,200	17,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	2.400%	8/7/08	(4)	6,500	6,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	2.500%	8/7/08	LOC	15,500	15,500

	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	2.800%	8/7/08	(4)	10,000	10,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	2.200%	8/7/08	LOC	8,325	8,325
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	2.200%	8/7/08	LOC	7,500	7,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	2.200%	8/7/08	LOC	7,500	7,500
[1]	Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	2.240%	8/7/08		22,485	22,485
[1]	Missouri Health & Educ. Fac. Auth. TOB VRDO	2.250%	8/7/08		8,000	8,000
[1]	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	2.230%	8/7/08		5,000	5,000
[1]	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	2.240%	8/7/08		8,240	8,240
[1]	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	2.290%	8/7/08		2,660	2,660
	Missouri Highways & Transp. Comm. Road Rev. VRDO	2.200%	8/7/08	LOC	5,085	5,085
[1]	Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	2.260%	8/7/08		15,615	15,615
[1]	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.340%	8/7/08		10,600	10,600
[1]	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.370%	8/7/08		3,700	3,700
[1]	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.490%	8/7/08		6,535	6,535
[1]	Missouri State Health & Educ. Fac. Auth. Rev. TOB VRDO	2.260%	8/7/08		4,065	4,065
	Missouri Water Pollution Control GO	5.000%	10/1/08		11,350	11,376
[1]	St. Louis MO Airport Rev. Airport Dev. Program TOB VRDO	2.250%	8/7/08	LOC	38,360	38,360
	St. Louis MO TRAN	3.250%	6/30/09		15,700	15,908
						424,870
Nebraska (1.1%)
	American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	2.200%	8/7/08		33,852	33,852
[1]	Central Plains Energy Project Nebraska Gas Project TOB VRDO	2.310%	8/7/08		40,435	40,435
[1]	Douglas County NE Hosp. Auth. Rev. (Nebraska Methodist Health System) Rev. TOB VRDO	2.250%	8/7/08	(13)	14,105	14,105

	Nebraska Educ. Finance Auth. Rev. (Creighton Univ.) VRDO	2.050%	8/1/08	LOC	9,850	9,850
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	2.350%	8/7/08		36,300	36,300
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	2.350%	8/7/08		19,880	19,880
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	2.350%	8/7/08		19,845	19,845
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	2.350%	8/7/08		19,015	19,015
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	2.350%	8/7/08		12,500	12,500
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	2.660%	8/7/08	(4)	9,950	9,950
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	2.750%	8/7/08	(4)	5,330	5,330
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	2.760%	8/7/08	(4)	3,455	3,455
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	2.260%	8/7/08		10,185	10,185
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	2.290%	8/7/08		7,845	7,845
[1]	Omaha NE TOB VRDO	2.250%	8/7/08		8,000	8,000
						250,547
Nevada (0.8%)
	Clark County NV Airport Improvement Rev. VRDO	2.900%	8/7/08	(4)	50,000	50,000
[1]	Clark County NV GO TOB VRDO	2.240%	8/7/08		7,910	7,910
[1]	Clark County NV GO TOB VRDO	2.270%	8/7/08		5,695	5,695
[1]	Clark County NV GO TOB VRDO	2.590%	8/7/08		19,175	19,175
	Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) CP	2.150%	8/6/08	LOC	8,000	8,000
	Clark County NV Highway Rev. (Sales and Excise Tax) CP	1.620%	10/16/08	LOC	7,500	7,500
[1]	Clark County NV School Dist. GO TOB VRDO	2.240%	8/7/08		4,990	4,990
[1]	Clark County NV School Dist. GO TOB VRDO	2.260%	8/7/08		11,730	11,730
[1]	Clark County NV School Dist. GO TOB VRDO	2.260%	8/7/08		6,295	6,295
[1]	Clark County NV School Dist. GO TOB VRDO	2.490%	8/7/08		5,000	5,000
[1]	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.240%	8/7/08		1,995	1,995
[1]	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.440%	8/7/08	(4)	5,455	5,455
[1]	Las Vegas Valley Water Dist. Nevada TOB VRDO	2.440%	8/7/08		5,320	5,320
[1]	Nevada GO TOB VRDO	2.240%	8/7/08	(4)	2,585	2,585
[1]	Nevada GO TOB VRDO	2.340%	8/7/08	(4)	7,800	7,800
[1]	Nevada GO TOB VRDO	2.340%	8/7/08	(4)	5,195	5,195

[1]	Nevada Higher Education Rev. TOB VRDO	2.590%	8/7/08		10,150	10,150
[1]	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax) TOB VRDO	2.340%	8/7/08	(4)	9,000	9,000
	Nevada Highway Improvement Rev. (Sales and Excise Tax) CP	2.250%	8/6/08	LOC	6,600	6,600
	Nevada Housing Division Multi-Unit Housing City Center VRDO	2.350%	8/7/08	LOC	7,440	7,440
[1]	Nevada Rural Housing Auth. Single Family Rev. TOB VRDO	2.590%	8/7/08		5,190	5,190
						193,025
New Hampshire (0.2%)
	New Hampshire Health & Educ. Fac. Auth. Rev. (Franklin Pierce Law Center) VRDO	2.190%	8/7/08	LOC	9,000	9,000
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	2.200%	8/7/08		23,800	23,800
[1]	New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.340%	8/7/08		5,365	5,365
						38,165
New Jersey (0.1%)
	New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	1.730%	9/22/08		30,000	30,000
New Mexico (1.0%)
	Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	2.400%	8/7/08	LOC	20,000	20,000
	New Mexico Educ. Assistance Fundation Rev. VRDO	2.300%	8/7/08	LOC	10,000	10,000
	New Mexico Educ. Assistance Fundation Rev. VRDO	2.300%	8/7/08	LOC	10,000	10,000
[1]	New Mexico Finance Auth. Rev. TOB VRDO	2.290%	8/7/08		7,795	7,795
[1]	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.440%	8/7/08		8,300	8,300
[1]	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.490%	8/7/08		17,520	17,520
[1]	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.490%	8/7/08		11,895	11,895
[1]	New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.640%	8/7/08		5,150	5,150
	New Mexico Finance Auth. Transp. Rev. VRDO	2.000%	8/7/08	LOC	10,700	10,700
	New Mexico Finance Auth. Transp. Rev. VRDO	2.150%	8/7/08		84,800	84,800
	Univ. of New Mexico Univ. Rev. VRDO	2.250%	8/7/08		36,840	36,840

	Univ. of New Mexico Univ. Rev. VRDO	2.250%	8/7/08		12,000	12,000
						235,000
New York (1.9%)
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.740%	8/7/08	(4)	9,605	9,605
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.750%	8/7/08	(4)	29,700	29,700
	Nassau County NY Interim Finance Auth. VRDO	2.100%	8/7/08		25,000	25,000
	New York City NY GO	5.000%	8/1/08		22,535	22,535
	New York City NY GO	5.000%	8/1/08		20,715	20,715
	New York City NY GO VRDO	1.950%	8/7/08		12,500	12,500
	New York City NY GO VRDO	2.030%	8/7/08	LOC	16,600	16,600
	New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.900%	10/16/08		20,000	20,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.230%	8/7/08		17,325	17,325
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.230%	8/7/08		13,055	13,055
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.230%	8/7/08		10,180	10,180
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.260%	8/7/08		19,600	19,600
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.390%	8/7/08	(4)	9,900	9,900
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.230%	8/7/08		13,700	13,700
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.260%	8/7/08		12,475	12,475
	New York City NY Transitional Finance Auth. Rev. VRDO	2.100%	8/7/08		33,120	33,120
[1]	New York State Dormitory Auth. Rev. TOB VRDO	2.220%	8/7/08		20,000	20,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	2.230%	8/7/08		5,000	5,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	2.240%	8/7/08		10,400	10,400
[1]	New York State Dormitory Auth. Rev. TOB VRDO	2.290%	8/7/08		10,300	10,300
[1]	New York State Dormitory Auth. Rev. TOB VRDO	2.490%	8/7/08		9,000	9,000

	New York State Housing Finance Agency Rev. (West 31st Street) VRDO	2.200%	8/7/08		35,000	35,000
	New York State Housing Finance Agency Rev. VRDO	2.200%	8/7/08		16,100	16,100
[1]	New York State Thruway Auth. Rev. TOB VRDO	2.340%	8/7/08	(4)	30,015	30,015
[1]	New York State Thruway Auth. Rev. TOB VRDO	2.390%	8/7/08	(4)	22,630	22,630
						444,455
North Carolina (3.3%)
	Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	1.650%	11/3/08		10,200	10,200
[1]	Charlotte NC (Governmental Facilities Project) COP TOB VRDO	2.240%	8/7/08		6,000	6,000
	Charlotte NC Water & Sewer System Rev. VRDO	2.200%	8/7/08		80,845	80,845
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	2.800%	8/7/08	(4)	13,700	13,700
	Concord NC Util. System Rev. VRDO	2.800%	8/7/08	(4)	20,190	20,190
	Guilford County NC GO VRDO	2.150%	8/7/08		18,440	18,440
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		13,500	13,500
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		10,000	10,000
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		9,000	9,000
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		8,200	8,200
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		7,000	7,000
	Mecklenburg County NC GO VRDO	2.200%	8/7/08		7,000	7,000
	North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	2.170%	8/7/08	LOC	11,210	11,210
[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	2.250%	8/7/08		12,000	12,000
[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	2.250%	8/7/08		5,000	5,000
	North Carolina Capital Fac. Finance Agency Rev. (Meredith College) VRDO	2.170%	8/7/08	LOC	17,100	17,100
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	2.230%	8/7/08		17,100	17,100
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	2.250%	8/7/08		15,700	15,700
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	2.260%	8/7/08		5,000	5,000

[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	2.280%	8/7/08		6,045	6,045
	North Carolina Capital Fac. Finance Agency Rev. VRDO	2.150%	8/7/08	LOC	11,110	11,110
[1]	North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	2.290%	8/7/08	(ETM)	19,990	19,990
	North Carolina GO VRDO	2.180%	8/7/08		11,100	11,100
[1]	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.240%	8/7/08	(4)	6,725	6,725
[1]	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.350%	8/7/08	(4)	29,085	29,085
[1]	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.490%	8/7/08	(4)	9,925	9,925
[1]	North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.590%	8/7/08	(4)	3,625	3,625
[1]	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	2.310%	8/7/08		32,000	32,000
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	2.160%	8/7/08		29,400	29,400
[1]	North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	2.240%	8/7/08		7,330	7,330
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	2.400%	8/7/08		47,700	47,700
	North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	2.250%	8/7/08	(12)	19,600	19,600
	North Carolina State Grant Antic Rev.	5.000%	3/1/09		22,805	23,237
	North Carolina State Univ. Raleigh Rev. VRDO	2.190%	8/7/08		38,000	38,000
	Raleigh Durham NC Airport Auth. Rev. VRDO	2.200%	8/7/08	LOC	30,000	30,000
	Sampson County NC TOB PUT	3.600%	9/18/08	(4)	5,000	5,000
[1]	The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	2.260%	8/7/08		21,000	21,000
	Univ. of North Carolina Chapel Hill Foundation VRDO	2.120%	8/7/08		11,570	11,570
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	2.240%	8/7/08		4,990	4,990
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	2.250%	8/7/08		30,000	30,000
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	2.260%	8/7/08		6,900	6,900
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	2.270%	8/7/08		14,850	14,850
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	2.290%	8/7/08		2,400	2,400

	Wake County NC Public Improvement GO VRDO	2.190%	8/7/08		17,300	17,300
	Winston-Salem NC COP VRDO	2.110%	8/7/08		9,000	9,000
	Winston-Salem NC Water & Sewer System Rev. VRDO	2.180%	8/7/08		5,000	5,000
	Winston-Salem NC Water & Sewer System Rev. VRDO	2.200%	8/7/08		19,400	19,400
						782,867
North Dakota (0.3%)
	North Dakota State Housing Fin. Agency Rev.	4.250%	10/8/08		44,500	44,528
	North Dakota State Housing Fin. Agency Rev.	3.000%	4/14/09		18,775	18,840
						63,368
Ohio (2.3%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.100%	8/1/08	LOC	7,000	7,000
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	2.350%	8/7/08	LOC	5,000	5,000
	Butler County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.) VRDO	2.320%	8/7/08	LOC	26,050	26,050
	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	2.260%	8/7/08	LOC	45,000	45,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.050%	8/1/08		11,200	11,200
	Lancaster Port Auth. Ohio Gas Rev. VRDO	2.260%	8/7/08		20,000	20,000
[1]	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	2.280%	8/7/08	(4)	20,015	20,015
[1]	Ohio Air Quality Dev. Rev. (Dayton Power and Light Company Project) TOB VRDO	2.290%	8/7/08	(13)	11,610	11,610
	Ohio Common Schools GO VRDO	2.000%	8/7/08		17,605	17,605
	Ohio Common Schools GO VRDO	2.150%	8/7/08		27,245	27,245
	Ohio GO	5.000%	8/1/08		14,800	14,800
[1]	Ohio GO TOB VRDO	2.270%	8/7/08		8,790	8,790
[1]	Ohio GO TOB VRDO	2.290%	8/7/08		5,755	5,755
	Ohio GO VRDO	2.000%	8/7/08		28,300	28,300
	Ohio GO VRDO	2.150%	8/7/08		45,785	45,785
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.150%	8/7/08		6,585	6,585
	Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	2.270%	8/7/08	LOC	7,100	7,100
	Ohio Higher Educ. Fac. Comm. Rev. VRDO	2.300%	8/7/08	LOC	14,725	14,725
[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.490%	8/7/08		6,810	6,810

	Ohio Housing Finance Agency Mortgage Rev. VRDO	2.280%	8/7/08		100,000	100,000
	Ohio Infrastructure Improvement GO VRDO	2.150%	8/7/08		9,750	9,750
	Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	2.400%	8/7/08	LOC	25,000	25,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	2.290%	8/7/08	LOC	10,000	10,000
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	1.800%	12/4/08		22,500	22,500
	Reynoldsburg OH School Dist. GO BAN	2.500%	9/30/08		5,000	5,005
[1]	Toledo Lucas County OH Port Auth. VRDO	2.270%	8/7/08	(13)	10,300	10,300
[1]	Univ. of Akron OH General Receipts Rev. TOB VRDO	2.490%	8/7/08	(4)	8,075	8,075
[1]	Univ. of Akron OH General Receipts Rev. TOB VRDO	2.660%	8/7/08	(4)	7,580	7,580
						527,585
Oklahoma (0.7%)
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	2.350%	8/7/08	(12)	16,825	16,825
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	2.600%	8/7/08	(12)	16,830	16,830
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	2.350%	8/7/08	(12)	24,565	24,565
[1]	Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	2.590%	8/7/08		9,360	9,360
	Oklahoma Turnpike Auth. VRDO	2.000%	8/7/08		9,415	9,415
	Oklahoma Turnpike Auth. VRDO	2.000%	8/7/08		6,670	6,670
	Oklahoma Turnpike Auth. VRDO	2.110%	8/7/08		31,845	31,845
	Oklahoma Turnpike Auth. VRDO	2.110%	8/7/08		31,660	31,660
[1]	Tulsa County OK Ind. Auth. Rev. TOB VRDO	2.260%	8/7/08		6,760	6,760
						153,930
Oregon (2.0%)
	Medford OR Hosp. Fac. Auth. Rev. VRDO	2.100%	8/1/08	LOC	23,075	23,075
[1]	Multnomah County OH Hosp. Fac. Auth. Rev. TOB VRDO	2.260%	8/7/08		5,895	5,895
	Oregon GO (Veterans Welfare) VRDO	2.080%	8/7/08		12,000	12,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	2.280%	8/7/08		15,000	15,000

	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	2.280%	8/7/08		4,000	4,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		5,000	5,000
	Oregon State Dept. Transp. Highway Usertax Rev. VRDO	2.110%	8/7/08		40,000	40,000
	Oregon State Dept. Transp. Highway Usertax Rev. VRDO	2.110%	8/7/08		29,735	29,735
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	2.000%	8/7/08	LOC	15,800	15,800
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	2.000%	8/7/08	LOC	12,675	12,675
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	2.000%	8/7/08	LOC	8,000	8,000
	Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	2.270%	8/7/08	LOC	8,000	8,000
	Oregon State Facs. Auth. Rev. (Reed College Projects) VRDO	2.400%	8/7/08		15,000	15,000
[1]	Oregon State HomeOwner Rev. TOB VRDO	2.390%	8/7/08		6,075	6,075
[1]	Oregon State Housing & Community Services Dept. Mortgage Rev. TOB VRDO	2.390%	8/7/08		4,439	4,439
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.170%	8/7/08		6,190	6,190
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.270%	8/7/08		30,000	30,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.270%	8/7/08		18,075	18,075
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.350%	8/7/08		5,000	5,000
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	2.370%	8/7/08		30,000	30,000
	Oregon State Veteran Welfare Services VRDO	2.080%	8/7/08		10,100	10,100
	Oregon TAN	3.000%	6/30/09		147,500	149,220
	Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	2.350%	8/7/08	LOC	10,000	10,000
	Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	2.400%	8/7/08	LOC	11,000	11,000
						474,279

Pennsylvania (0.7%)
	Pennsylvania GO	5.000%	8/1/08	(Prere.)	6,210	6,272
	Pennsylvania GO	5.000%	3/1/09		20,695	21,088
	Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.500%	8/7/08		100,000	100,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing) VRDO	2.240%	8/7/08	LOC	9,000	9,000
	Pennsylvania Turnpike Comm. Rev. VRDO	2.170%	8/7/08	LOC	20,000	20,000
	Pennsylvania Turnpike Comm. Rev. VRDO	2.200%	8/7/08	LOC	15,000	15,000
						171,360
Rhode Island (0.4%)
[1]	Narragansett RI Commission WasteWater System Rev. TOB VRDO	2.290%	8/7/08	LOC	11,955	11,955
[1]	Rhode Island Convention Center Auth. Rev. TOB VRDO	2.480%	8/7/08	(4)	5,865	5,865
[1]	Rhode Island Convention Center Auth. Rev. TOB VRDO	2.480%	8/7/08	(4)	5,340	5,340
	Rhode Island Health & Educ. Building Corp. CP	1.800%	10/14/08		21,000	21,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	2.200%	8/7/08	LOC	5,200	5,200
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	2.200%	8/7/08	LOC	4,200	4,200
	Rhode Island Health & Educ. VRDO	2.200%	8/7/08	LOC	11,465	11,465
	Rhode Island Health & Educ. VRDO	2.250%	8/7/08	LOC	11,500	11,500
[1]	Rhode Island Housing & Mortgage Fin. Corp. TOB VRDO	2.420%	8/7/08		7,500	7,500
[1]	Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	2.390%	8/7/08	(4)	4,310	4,310
						88,335
South Carolina (1.6%)
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	2.200%	8/7/08		48,250	48,250
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	2.200%	8/7/08		24,190	24,190
	Greenville County SC Hosp. Fac. Rev. VRDO	2.850%	8/7/08		33,945	33,945
	Greenville County SC Hosp. Fac. Rev. VRDO	2.850%	8/7/08		27,510	27,510
	Greenville County SC Hosp. Fac. Rev. VRDO	2.850%	8/7/08		22,200	22,200
	Piedmont SC Muni. Power Agency Rev. VRDO	2.140%	8/7/08	(12)	10,000	10,000

	Piedmont SC Muni. Power Agency Rev. VRDO	2.200%	8/7/08	(12)	22,500	22,500
	Piedmont SC Muni. Power Agency Rev. VRDO	2.300%	8/7/08	(12)	20,900	20,900
	South Carolina Housing Finance & Dev. Auth. Rev.	3.870%	9/2/08		16,600	16,600
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance) VRDO	2.350%	8/7/08	LOC	16,450	16,450
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance) VRDO	2.350%	8/7/08	LOC	13,000	13,000
	South Carolina Public Service Auth. Rev. (Santee Cooper) CP	1.800%	8/8/08		1,700	1,700
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	2.240%	8/7/08	(4)	13,325	13,325
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	2.390%	8/7/08	(4)	10,030	10,030
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	2.410%	8/7/08	(4)	11,000	11,000
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	2.510%	8/7/08		23,150	23,150
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	2.590%	8/7/08		5,520	5,520
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	2.640%	8/7/08		5,640	5,640
	South Carolina Transp. Infrastructure Rev. VRDO	2.200%	8/7/08	LOC	16,500	16,500
	Spartanburg County SC Regional Health Services Dist. Rev. VRDO	2.300%	8/7/08	(12)	20,270	20,270
[1]	York County SC School Dist. (Rock Hill) TOB VRDO	2.440%	8/7/08	(4)	10,845	10,845
						373,525
South Dakota (0.3%)
	South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	2.150%	8/7/08	LOC	10,000	10,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	2.400%	8/7/08	LOC	15,285	15,285
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	2.400%	8/7/08	LOC	15,000	15,000
	South Dakota Housing Dev. Auth. Homeownership Mortgage Rev.	4.250%	8/15/08		26,000	26,004
[1]	South Dakota Housing Dev. Auth. TOB VRDO	2.320%	8/7/08		8,925	8,925
[1]	South Dakota Housing Dev. Auth. TOB VRDO	2.440%	8/7/08		3,650	3,650
						78,864

Tennessee (3.4%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.200%	8/1/08	LOC	20,165	20,165
	Clarksville TN Public Building Auth. Rev. (Murfreesboro) VRDO	2.200%	8/7/08	LOC	6,200	6,200
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.200%	8/1/08	LOC	55,115	55,115
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.200%	8/1/08	LOC	28,389	28,389
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	2.200%	8/1/08	LOC	19,860	19,860
[1]	Hamilton County TN TOB VRDO	2.440%	8/7/08		6,650	6,650
	Henderson TN Ind. Dev. Board Rev. (Arvin Sango Project) VRDO	2.430%	8/7/08	LOC	9,000	9,000
[1]	Knoxville TN Waste Water System Rev. TOB VRDO	2.490%	8/7/08		16,075	16,075
	Memphis TN Electric System Rev.	5.000%	12/1/08	(4)	15,000	15,142
	Memphis TN GO	5.000%	10/1/08		4,705	4,728
[1]	Memphis TN GO TOB VRDO	2.440%	8/7/08	(4)	17,855	17,855
	Memphis-Shelby County TN Airport Auth. Rev.	5.000%	3/1/09	(4)	2,000	2,024
	Metro. Govt. Of Nashville & Davidson County TN CP	1.650%	9/10/08		17,375	17,375
	Metro. Govt. Of Nashville & Davidson County TN CP	1.620%	10/9/08		8,000	8,000
	Metro. Govt. of Nashville & Davidson County TN GO VRDO	2.390%	8/7/08	LOC	7,750	7,750
[1]	Metro. Govt. of Nashville & Davidson County TN GOV TOB VRDO	2.390%	8/7/08	(4)	6,185	6,185
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.900%	8/7/08		13,600	13,600
	Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	2.200%	8/7/08	LOC	13,850	13,850
	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.200%	8/1/08	LOC	25,845	25,845
	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.200%	8/1/08	LOC	25,200	25,200
	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.200%	8/1/08	LOC	15,685	15,685

	Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.200%	8/1/08	LOC	14,925	14,925
	Shelby County TN GO VRDO	2.000%	8/7/08		141,490	141,490
	Shelby County TN GO VRDO	2.200%	8/7/08		10,500	10,500
	Shelby County TN GO VRDO	2.240%	8/7/08		17,355	17,355
	Shelby County TN GO VRDO	2.250%	8/7/08		148,600	148,600
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	2.290%	8/7/08	(12)	20,000	20,000
	Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	2.480%	8/7/08	(12)	30,000	30,000
	Tennessee IAM GO CP	1.600%	8/12/08		12,500	12,500
	Tennessee Local Dev. Auth. Rev. BAN	3.000%	6/24/09		56,345	56,940
	Tennessee School Board Auth. Higher Educ. Fac. CP	2.000%	8/6/08		6,000	6,000
						793,003
Texas (15.0%)
[1]	Aldine TX Independent School Dist. TOB VRDO	2.240%	8/7/08		5,210	5,210
[1]	Austin TX Public Improvement GO TOB VRDO	2.130%	8/7/08		6,415	6,415
[1]	Austin TX Public Improvement GO TOB VRDO	2.290%	8/7/08		6,515	6,515
[1]	Austin TX Rev. TOB VRDO	2.240%	8/7/08	(13)	18,245	18,245
[1]	Austin TX Rev. TOB VRDO	2.240%	8/7/08	(13)	10,000	10,000
	Austin TX Water & Wastewater System Rev. TOB PUT	2.800%	9/4/08	(4)	16,835	16,835
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	2.250%	8/7/08		8,795	8,795
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	2.740%	8/7/08	(4)	14,150	14,150
	Austin TX Water & Wastewater System Rev. VRDO	2.050%	8/7/08	LOC	15,500	15,500
[1]	Beaumont TX Independent School District School Building TOB VRDO	2.280%	8/7/08		3,350	3,350
[1]	Bexar County TX Combined Flood Control GO TOB VRDO	2.440%	8/7/08		6,000	6,000
[1]	Bexar County TX Combined Flood Control TOB VRDO	2.270%	8/7/08		28,515	28,515
	Bexar TX Metro. Water Dist. CP	1.620%	10/9/08	LOC	23,000	23,000
	Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	1.500%	8/11/08		18,000	18,000
	Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	1.930%	8/7/08		20,760	20,760

	Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	2.100%	8/7/08		47,400	47,400
[1]	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	2.240%	8/7/08		4,060	4,060
[1]	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	2.260%	8/7/08		5,110	5,110
[1]	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	2.290%	8/7/08		14,690	14,690
[1]	Canyon TX Independent School Dist. TOB VRDO	2.240%	8/7/08		9,355	9,355
[1]	Carrollton TX GO TOB VRDO	2.740%	8/7/08		5,950	5,950
	Clear Creek TX Independent School Dist. GO TOB PUT	2.800%	9/4/08	LOC	13,340	13,340
[1]	Clear Creek TX Independent School Dist. GO TOB VRDO	2.290%	8/7/08		9,880	9,880
[1]	Clear Creek TX Independent School Dist. GO TOB VRDO	2.360%	8/7/08		5,000	5,000
	Conroe TX Independent School Dist. PUT	5.000%	8/15/08		14,355	14,363
[1]	Conroe TX Independent School Dist. TOB VRDO	2.210%	8/7/08		4,100	4,100
[1]	Conroe TX Independent School Dist. TOB VRDO	2.290%	8/7/08		5,000	5,000
[1]	Conroe TX Independent School Dist. TOB VRDO	2.290%	8/7/08		2,110	2,110
[1]	Corpus Christi TX GO TOB VRDO	2.340%	8/7/08	(4)	9,475	9,475
[1]	Dallas TX Area Rapid Transit TOB VRDO	2.250%	8/7/08	LOC	9,310	9,310
[1]	Dallas TX Area Rapid Transit TOB VRDO	2.290%	8/7/08	LOC	9,855	9,855
[1]	Dallas TX Area Rapid Transit TOB VRDO	2.380%	8/7/08	(4)	18,575	18,575
[1]	Dallas TX Area Rapid Transit TOB VRDO	2.640%	8/7/08		8,610	8,610
[1]	Dallas TX Independent School Dist. GO TOB VRDO	2.280%	8/7/08		14,720	14,720
[1]	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	2.290%	8/7/08		2,155	2,155
[1]	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.590%	8/7/08	(4)	5,555	5,555
[1]	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.820%	8/7/08	(4)	7,500	7,500
[1]	De Soto TX Independent School Dist. TOB VRDO	2.250%	8/7/08		15,345	15,345
[1]	Denton County TX Merlot TOB VRDO	2.490%	8/7/08	(4)	6,665	6,665
[1]	Denton TX Independent School Dist. TOB VRDO	2.280%	8/7/08		10,570	10,570
[1]	Denton TX Independent School Dist. TOB VRDO	2.290%	8/7/08		3,700	3,700

	Denton TX Independent School Dist. VRDO	2.220%	8/7/08		18,305	18,305
	Denton TX Independent School Dist. VRDO	2.230%	8/7/08		14,350	14,350
[1]	Duncanville TX Independent School Dist. TOB VRDO	2.240%	8/7/08		6,595	6,595
[1]	Fort Bend TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		8,315	8,315
[1]	Fort Bend TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		8,000	8,000
[1]	Fort Bend TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		4,790	4,790
[1]	Fort Worth TX Independent School Dist. TOB VRDO	2.360%	8/7/08		4,980	4,980
	Frisco TX GO	5.000%	2/15/09	(4)	2,950	2,999
[1]	Galveston County TX GO TOB VRDO	2.270%	8/7/08		6,100	6,100
[1]	Grand Prairie TX Independent School Dist. TOB VRDO	2.240%	8/7/08		15,795	15,795
[1]	Grand Prairie TX Independent School Dist. TOB VRDO	2.240%	8/7/08		7,215	7,215
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.280%	8/7/08	LOC	46,700	46,700
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.280%	8/7/08	LOC	40,000	40,000
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.280%	8/7/08	LOC	35,000	35,000
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.280%	8/7/08	LOC	10,000	10,000
[1]	Harris County TX Flood Control Dist. TOB VRDO	2.230%	8/7/08		33,300	33,300
[1]	Harris County TX Flood Control Dist. TOB VRDO	2.240%	8/7/08		8,600	8,600
	Harris County TX Flood Control Dist. VRDO	2.240%	8/7/08		30,050	30,050
	Harris County TX GO CP	1.800%	8/8/08		3,320	3,320
	Harris County TX GO CP	1.550%	8/12/08		18,548	18,548
	Harris County TX GO CP	1.600%	8/12/08		37,334	37,334
	Harris County TX GO CP	1.900%	8/15/08		3,360	3,360
[1]	Harris County TX GO TOB VRDO	2.270%	8/7/08	(13)	30,000	30,000
[1]	Harris County TX GO TOB VRDO	2.290%	8/7/08		8,000	8,000
[1]	Harris County TX GO TOB VRDO	2.410%	8/7/08	(4)	5,575	5,575
[1]	Harris County TX GO VRDO	2.240%	8/7/08		2,500	2,500
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	2.150%	8/7/08	LOC	5,000	5,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare) VRDO	2.580%	8/7/08	(4)	18,800	18,800

	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	2.100%	8/1/08		21,900	21,900
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	2.130%	8/7/08		82,615	82,615
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.080%	8/7/08		90,000	90,000
[1]	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	2.290%	8/7/08		5,500	5,500
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	2.100%	8/1/08		52,500	52,500
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	2.200%	8/7/08		44,400	44,400
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	2.270%	8/7/08		25,000	25,000
[1]	Harris County TX Health Fac. Dev. Corp. Thermal Util. Rev. TOB VRDO	2.280%	8/7/08	(12)	5,060	5,060
[1]	Harris County TX Toll Road Rev. TOB VRDO	2.270%	8/7/08		16,255	16,255
[1]	Harris County TX Toll Road Rev. TOB VRDO	2.290%	8/7/08		9,230	9,230
[1]	Harris County TX Toll Road Rev. TOB VRDO	2.640%	8/7/08	(4)(Prere.)	3,845	3,845
[1]	Hidalgo County TX Drainage Dist. TOB VRDO	2.240%	8/7/08	(12)	5,820	5,820
[1]	Houston TX Airport System Rev. TOB VRDO	2.740%	8/7/08	(4)	12,000	12,000
[1]	Houston TX Community College Maintenance TOB VRDO	2.460%	8/7/08	(4)	5,040	5,040
[1]	Houston TX Community College TOB VRDO	2.300%	8/7/08	(4)	4,160	4,160
	Houston TX GO	5.250%	3/1/09	(Prere.)	4,815	4,902
[1]	Houston TX GO TOB VRDO	2.340%	8/7/08	(4)	10,530	10,530
[1]	Houston TX GO TOB VRDO	2.390%	8/7/08	(4)	7,000	7,000
[1]	Houston TX GO TOB VRDO	2.440%	8/7/08	(4)	6,290	6,290
[1]	Houston TX GO TOB VRDO	2.500%	8/7/08		10,080	10,080
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	2.230%	8/7/08		5,000	5,000
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	2.240%	8/7/08		8,540	8,540
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	2.290%	8/7/08		5,540	5,540

	Houston TX Independent School Dist. GO PUT	1.850%	6/15/09		50,000	50,000
[1]	Houston TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		7,970	7,970
[1]	Houston TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		1,975	1,975
[1]	Houston TX Independent School Dist. GO TOB VRDO	2.290%	8/7/08		7,500	7,500
[1]	Houston TX Independent School Dist. GO TOB VRDO	2.290%	8/7/08		5,300	5,300
[1]	Houston TX Independent School Dist. GO TOB VRDO	2.360%	8/7/08		4,440	4,440
[1]	Houston TX Independent School Dist. GO TOB VRDO	2.590%	8/7/08	(4)	4,500	4,500
[1]	Houston TX Independent School Dist. Limited Tax Refunding GO TOB VRDO	2.240%	8/7/08		11,000	11,000
[1]	Houston TX Independent School Dist. TOB VRDO	2.290%	8/7/08		5,715	5,715
[1]	Houston TX Util. System Rev. TOB VRDO	2.480%	8/7/08	(4)	9,000	9,000
[1]	Houston TX Util. System Rev. TOB VRDO	2.590%	8/7/08	(4)	4,000	4,000
[1]	Houston TX Util. System Rev. TOB VRDO	2.740%	8/7/08	(4)	10,190	10,190
[1]	Houston TX Util. System Rev. TOB VRDO	2.740%	8/7/08	(4)	5,160	5,160
	Houston TX Util. System Rev. VRDO	2.200%	8/7/08	LOC	25,000	25,000
	Houston TX Util. System Rev. VRDO	2.200%	8/7/08	LOC	19,000	19,000
	Houston TX Util. System Rev. VRDO	2.200%	8/7/08	LOC	6,200	6,200
[1]	Houston TX Water & Sewer System Rev. TOB VRDO	2.390%	8/7/08	(4)(Prere.)	27,765	27,765
	Humble TX Independent School Dist. School Building PUT	2.000%	7/1/09		47,025	47,025
[1]	Katy TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		5,480	5,480
[1]	Katy TX Independent School Dist. GO TOB VRDO	2.290%	8/7/08		5,990	5,990
[1]	Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.240%	8/7/08		5,480	5,480
[1]	Lamar TX Consolidated Independent School Dist. TOB VRDO	2.290%	8/7/08		8,200	8,200
[1]	Lamar TX Independent School Dist. TOB VRDO	2.240%	8/7/08		5,120	5,120
[1]	Lewisville TX Independent School Dist. TOB VRDO	2.240%	8/7/08		6,955	6,955
	Lubbock TX Health Fac. (St. Joseph) VRDO	2.100%	8/7/08		6,900	6,900

	Lubbock TX Independent School Dist. VRDO	2.240%	8/7/08		14,800	14,800
[1]	Lubbock TX TOB VRDO	2.340%	8/7/08	(4)	16,625	16,625
[1]	Mansfield TX Independent School Dist. TOB VRDO	2.240%	8/7/08		9,975	9,975
[1]	Mansfield TX Independent School Dist. TOB VRDO	2.240%	8/7/08		3,035	3,035
[1]	Mansfield TX Independent School Dist. TOB VRDO	2.290%	8/7/08		21,995	21,995
[1]	Mansfield TX Independent School Dist. TOB VRDO	2.290%	8/7/08		5,880	5,880
[1]	McLennan County TX Junior College GO TOB VRDO	2.340%	8/7/08	(4)	15,465	15,465
	Mesquite TX Independent School Dist. GO	4.500%			3,200	3,201
	Mesquite TX Independent School Dist. School Building VRDO	2.230%	8/7/08		5,325	5,325
[1]	North East TX Independent School Dist. GO TOB VRDO	2.230%	8/7/08		17,870	17,870
[1]	North East TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08	LOC	5,000	5,000
[1]	North East TX Independent School Dist. GO TOB VRDO	2.290%	8/7/08		2,800	2,800
[1]	North East TX Independent School Dist. Unlimited Tax Refunding GO TOB VRDO	2.240%	8/7/08		5,755	5,755
[1]	North East TX Independent School Dist. Unlimited Tax Refunding GO TOB VRDO	2.240%	8/7/08		1,620	1,620
[1]	North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	2.480%	8/7/08	(4)	13,340	13,340
	North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/7/08	LOC	26,000	26,000
	North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/7/08	LOC	18,000	18,000
	North Texas Higher Educ. Auth. Student Loan VRDO	2.450%	8/7/08	LOC	31,840	31,840
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.260%	8/7/08		5,460	5,460
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.290%	8/7/08		5,095	5,095
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.500%	8/7/08		7,305	7,305
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	2.640%	8/7/08		5,045	5,045
	North Texas Tollway Auth. BAN	4.125%	11/19/08		220,035	220,035
[1]	North Texas Tollway Auth. Capital Appreciation System TOB VRDO	2.300%	8/7/08	(12)	11,340	11,340

[1]	North Texas Tollway Auth. Rev. TOB VRDO	2.270%	8/7/08	(13)	11,995	11,995
[1]	Northside TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		8,410	8,410
[1]	Northside TX Independent School Dist. GO TOB VRDO	2.280%	8/7/08		17,315	17,315
[1]	Northside TX Independent School Dist. GO TOB VRDO	2.290%	8/7/08		14,565	14,565
[1]	Northside TX Independent School Dist. GO TOB VRDO	2.290%	8/7/08		4,295	4,295
[1]	Northwest Texas Independent School Dist. GO TOB VRDO	2.240%	8/7/08		5,340	5,340
[1]	Parker County Texas TOB VRDO	2.470%	8/7/08	(4)	6,540	6,540
[1]	Pasadena TX Independent School Dist. TOB VRDO	2.240%	8/7/08		5,235	5,235
	Pasadena TX Independent School Dist. VRDO	2.240%	8/7/08		20,600	20,600
	Pasadena TX Independent School Dist. VRDO	3.000%	8/7/08	(4)	40,975	40,975
[1]	Pearland TX GO TOB VRDO	2.560%	8/7/08	(4)	10,250	10,250
[1]	Pearland TX Independent School Dist. (Austin) TOB VRDO	2.250%	8/7/08		15,000	15,000
[1]	Plano TX GO TOB VRDO	2.260%	8/7/08		5,830	5,830
[1]	Plano TX Independent School Dist. TOB VRDO	2.280%	8/7/08		14,055	14,055
[1]	Port Arthur TX Independent School Sist. GO TOB VRDO	2.640%	8/7/08	(12)	3,510	3,510
[1]	Port of Houston Auth. of Harris County TOB VRDO	2.440%	8/7/08		9,695	9,695
	Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	2.250%	8/7/08		31,000	31,000
[1]	Round Rock TX Independent School Dist. TOB VRDO	2.240%	8/7/08		4,720	4,720
[1]	Round Rock TX Independent School Dist. TOB VRDO	2.260%	8/7/08		9,465	9,465
[1]	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev. TOB VRDO	2.260%	8/7/08		13,330	13,330
	San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	2.100%	8/1/08		8,000	8,000
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	6,140	6,234
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	3,510	3,597
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	2,985	3,060
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09		3,000	3,045
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	(Prere.)	2,110	2,163
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	(Prere.)	5,910	6,059
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	2.230%	8/7/08		10,250	10,250

[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	2.240%	8/7/08		5,115	5,115
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	2.240%	8/7/08		3,125	3,125
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	2.260%	8/7/08		5,395	5,395
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	2.340%	8/7/08		5,450	5,450
	San Antonio TX Electric & Gas Rev. VRDO	2.230%	8/7/08		46,900	46,900
	San Antonio TX Electric & Gas System Rev. CP	1.700%	11/3/08		38,000	38,000
	San Antonio TX GO	6.000%	8/1/08		2,145	2,145
[1]	San Antonio TX GO TOB VRDO	2.240%	8/7/08		5,060	5,060
[1]	San Antonio TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		17,710	17,710
[1]	San Antonio TX Water Rev. TOB VRDO	2.260%	8/7/08	LOC	11,205	11,205
[1]	San Antonio TX Water Rev. TOB VRDO	2.400%	8/7/08	(4)	10,000	10,000
[1]	Sheldon TX Independent School Dist. TOB VRDO	2.290%	8/7/08		5,225	5,225
[1]	Socorro TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		5,945	5,945
[1]	Socorro TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08		4,995	4,995
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	2.150%	8/7/08	LOC	1,700	1,700
	Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/08	(4)	10,000	10,005
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	2.260%	8/7/08		9,875	9,875
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	2.260%	8/7/08		9,875	9,875
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	2.260%	8/7/08		9,875	9,875
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	2.260%	8/7/08		6,560	6,560
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	2.260%	8/7/08		6,560	6,560
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	2.150%	8/7/08	LOC	17,900	17,900
[1]	Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	2.240%	8/7/08		4,895	4,895

[1]	Texas A & M Univ. System Rev. TOB VRDO	2.240%	8/7/08		4,990	4,990
[1]	Texas A & M Univ. System Rev. TOB VRDO	2.290%	8/7/08		7,130	7,130
[1]	Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	2.310%	8/7/08		9,770	9,770
[1]	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	2.640%	8/7/08		8,155	8,155
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	2.730%	8/7/08	(4)	61,245	61,245
[1]	Texas GO TOB VRDO	2.230%	8/7/08		17,000	17,000
[1]	Texas GO TOB VRDO	2.240%	8/7/08		8,685	8,685
[1]	Texas GO TOB VRDO	2.240%	8/7/08		7,590	7,590
[1]	Texas GO TOB VRDO	2.240%	8/7/08		4,845	4,845
[1]	Texas GO TOB VRDO	2.250%	8/7/08		28,800	28,800
[1]	Texas GO TOB VRDO	2.250%	8/7/08		21,560	21,560
[1]	Texas GO TOB VRDO	2.250%	8/7/08		7,500	7,500
[1]	Texas GO TOB VRDO	2.260%	8/7/08		4,695	4,695
[1]	Texas GO TOB VRDO	2.290%	8/7/08		5,570	5,570
[1]	Texas GO TOB VRDO	2.290%	8/7/08		3,495	3,495
[1]	Texas GO TOB VRDO	2.290%	8/7/08		3,325	3,325
[1]	Texas GO TOB VRDO	2.290%	8/7/08		2,295	2,295
[1]	Texas GO TOB VRDO	2.360%	8/7/08		4,870	4,870
[1]	Texas GO TOB VRDO	2.440%	8/7/08		4,000	4,000
	Texas GO Veterans Housing Assistance Program Fund II VRDO	2.350%	8/7/08		3,925	3,925
	Texas GO Veterans Housing Assistance Program VRDO	2.170%	8/7/08		29,510	29,510
[1]	Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	2.290%	8/7/08		10,915	10,915
	Texas Public Finance Auth. GO CP	1.600%	9/12/08		9,100	9,100
	Texas Public Finance Auth. Rev. CP	1.550%	8/12/08		8,000	8,000
	Texas Public Finance Auth. Rev. CP	1.600%	10/9/08		8,000	8,000
	Texas Small Business IDA IDR (Texas Public Fac. Capital Access) VRDO	2.230%	8/7/08	LOC	21,700	21,700
[1]	Texas State Affordable Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.370%	8/7/08		6,200	6,200
	Texas State Transp. Comm. First Tier	5.000%	4/1/09		3,950	4,035
[1]	Texas State Transp. Comm. First Tier TOB VRDO	2.250%	8/7/08		9,995	9,995
	Texas State Transp. Comm. First Tier VRDO	2.170%	8/7/08		7,300	7,300
[1]	Texas State Transp. Comm. Highway Fund First Tier Rev. TOB VRDO	2.230%	8/7/08		5,000	5,000
[1]	Texas State Transp. Comm. TOB VRDO	2.240%	8/7/08		19,000	19,000

[1]	Texas State Transp. Comm. TOB VRDO	2.240%	8/7/08		6,100	6,100
[1]	Texas State Transp. Comm. TOB VRDO	2.240%	8/7/08		5,190	5,190
[1]	Texas State Transp. Comm. TOB VRDO	2.240%	8/7/08		5,000	5,000
[1]	Texas State Transp. Comm. TOB VRDO	2.260%	8/7/08		17,601	17,601
[1]	Texas State Transp. Comm. TOB VRDO	2.260%	8/7/08		6,980	6,980
[1]	Texas State Transp. Comm. TOB VRDO	2.290%	8/7/08		4,295	4,295
[1]	Texas State Univ. System TOB VRDO	2.240%	8/7/08	(4)	8,095	8,095
[1]	Texas State Univ. System TOB VRDO	2.740%	8/7/08	(4)	11,895	11,895
	Texas State Veterans Housing VRDO	2.150%	8/7/08		29,970	29,970
	Texas State Veterans Housing VRDO	2.380%	8/7/08		22,585	22,585
	Texas TRAN	4.500%	8/28/08		100,000	100,056
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.260%	8/7/08		16,665	16,665
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.260%	8/7/08		5,000	5,000
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.280%	8/7/08		7,600	7,600
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.290%	8/7/08		12,660	12,660
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.290%	8/7/08		11,200	11,200
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.290%	8/7/08		8,500	8,500
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.290%	8/7/08		5,400	5,400
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.290%	8/7/08		5,400	5,400
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	2.310%	8/7/08		21,355	21,355
	Texas Transp. Comm. Mobility Fund VRDO	2.000%	8/7/08		49,195	49,195
[1]	Texas Water Dev. Board Rev. TOB VRDO	2.260%	8/7/08		5,000	5,000
[1]	Texas Water Dev. Board Rev. TOB VRDO	2.260%	8/7/08		5,000	5,000
[1]	Texas Water Dev. Board Rev. TOB VRDO	2.290%	8/7/08		11,775	11,775
	Texas Water Dev. Board Rev. VRDO	2.250%	8/1/08		4,000	4,000
	Univ. of Houston TX Rev. VRDO	2.230%	8/7/08		13,365	13,365
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08		7,000	7,007

	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08	2,500	2,503
	Univ. of Texas Permanent Univ. Fund Rev. CP	1.700%	10/14/08	10,000	10,000
	Univ. of Texas Permanent Univ. Fund Rev. CP	1.700%	10/14/08	10,000	10,000
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.240%	8/7/08	6,000	6,000
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.240%	8/7/08	3,590	3,590
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.260%	8/7/08	6,660	6,660
	Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	2.230%	8/7/08	54,550	54,550
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	2.100%	8/1/08	11,900	11,900
[1]	Wylie TX Independent School Dist. GO TOB VRDO	2.240%	8/7/08	6,510	6,510
					3,521,942
Utah (1.2%)
	Davis County UT School Dist. TAN	3.000%	6/30/09	27,000	27,295
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.750%	9/15/08	29,000	29,000
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.750%	9/15/08	16,850	16,850
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.750%	9/15/08	7,000	7,000
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.350%	12/1/08	12,000	12,000
	Intermountain Power Agency Utah Power Supply Rev. PUT	2.350%	12/1/08	12,000	12,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.100%	8/1/08	10,300	10,300
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.050%	8/7/08	20,700	20,700
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	2.160%	8/7/08	17,200	17,200
[1]	Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.440%	8/7/08	14,955	14,955
[1]	Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.590%	8/7/08	2,585	2,585
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	16,450	16,450
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	13,130	13,130
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	12,260	12,260
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.350%	8/7/08	10,000	10,000

	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		9,780	9,780
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.350%	8/7/08		7,055	7,055
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	2.350%	8/7/08		7,285	7,285
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	2.350%	8/7/08		5,605	5,605
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.260%	8/7/08		12,580	12,580
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.260%	8/7/08		5,755	5,755
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.290%	8/7/08		5,000	5,000
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.410%	8/7/08	(4)	7,010	7,010
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	2.440%	8/7/08		3,295	3,295
						285,090
Vermont (0.1%)
	Univ. of Vermont CP	1.900%	10/14/08		3,965	3,965
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health) VRDO	2.150%	8/7/08	LOC	9,120	9,120
[1]	Vermont Housing Finance Agency SIngle Family TOB VRDO	2.340%	8/7/08	(4)	5,825	5,825
						18,910
Virginia (1.8%)
	Amherst VA Ind. Dev. Auth. Rev. (Sweet Briar) VRDO	2.170%	8/7/08	LOC	9,000	9,000
	Capital Beltway Funding Corp. VA Toll Rev. VRDO	2.170%	8/7/08	LOC	16,000	16,000
	Capital Beltway Funding Corp. VA Toll Rev. VRDO	2.170%	8/7/08	LOC	15,000	15,000
	Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	2.150%	8/7/08	LOC	9,425	9,425
	Chesterfield County VA Econ. Dev. Auth. Rev. (Bon Secours Health System) VRDO	2.450%	8/7/08	(12)	26,000	26,000
	Fairfax County VA IDA Rev. VRDO	2.200%	8/7/08		6,630	6,630
[1]	Hampton VA Roads Sanitation Dist Wastewater Rev. TOB VRDO	2.260%	8/7/08		7,740	7,740
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System) VRDO	2.450%	8/7/08	(12)	8,800	8,800
[1]	King George County VA IDA Auth. Lease Rev. TOB VRDO	2.480%	8/7/08	(4)	5,185	5,185

	Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) VRDO	2.170%	8/7/08	(4)	68,450	68,450
	Norfolk VA GO	4.000%	4/1/09		6,530	6,625
	Norfolk VA GO VRDO	2.330%	8/7/08		12,180	12,180
	Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	2.230%	8/7/08		34,115	34,115
[1]	Richmond VA Public Util. Rev. TOB VRDO	2.390%	8/7/08	(4)	4,875	4,875
[1]	Richmond VA Public Util. Rev. TOB VRDO	2.400%	8/7/08	(4)	5,800	5,800
[1]	Suffolk VA Econ. Dev. Auth. Rev. TOB VRDO	2.240%	8/7/08		25,000	25,000
[1]	Univ. of Virginia TOB VRDO	2.250%	8/7/08		12,000	12,000
[1]	Univ. of Virginia TOB VRDO	2.250%	8/7/08		3,300	3,300
[1]	Univ. of Virginia TOB VRDO	2.260%	8/7/08		7,570	7,570
[1]	Univ. of Virginia TOB VRDO	2.290%	8/7/08		5,020	5,020
[1]	Virginia Beach VA Dev. Auth. Public Fac. TOB VRDO	2.240%	8/7/08		10,070	10,070
[1]	Virginia Beach VA TOB VRDO	2.240%	8/7/08		6,640	6,640
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/09		9,670	9,821
[1]	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) TOB VRDO	2.240%	8/7/08		6,500	6,500
[1]	Virginia College Building Auth. Educ. Fac. Rev. TOB VRDO	2.340%	8/7/08		4,820	4,820
	Virginia Commonwealth Transp. Board Federal Highway Rev.	5.000%	10/1/08		15,160	15,198
[1]	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	2.320%	8/7/08		5,625	5,625
[1]	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	2.340%	8/7/08		19,105	19,105
[1]	Virginia Housing Dev. Auth. Rev. TOB VRDO	2.310%	8/7/08		28,430	28,430
[1]	Virginia Housing Dev. Auth. Rev. TOB VRDO	2.390%	8/7/08		6,125	6,125
	Virginia Public School Auth. Rev.	5.250%	8/1/08		5,585	5,585
[1]	Virginia Public School Auth. Rev. TOB VRDO	2.240%	8/7/08		7,730	7,730
[1]	Virginia Public School Auth. Rev. TOB VRDO	2.440%	8/7/08	(4)	10,025	10,025
						424,389
Washington (3.5%)
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.260%	8/7/08		6,220	6,220

[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.740%	8/7/08		6,545	6,545
	Chelan County WA Public Util. Dist. VRDO	2.380%	8/7/08		77,880	77,880
[1]	Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.340%	8/7/08		6,170	6,170
[1]	Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.440%	8/7/08		9,000	9,000
	Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	2.700%	8/7/08		6,400	6,400
[1]	Grant County WA Public Util. Dist. No. 002 TOB VRDO	2.400%	8/7/08	(4)	3,740	3,740
[1]	King County WA GO TOB VRDO	2.390%	8/7/08	(4)	5,235	5,235
[1]	King County WA School Dist. GO TOB VRDO	2.340%	8/7/08	(4)	6,250	6,250
[1]	King County WA Sewer Rev. TOB VRDO	2.250%	8/7/08	(4)	7,640	7,640
[1]	King County WA Sewer Rev. TOB VRDO	2.340%	8/7/08	(4)	6,000	6,000
[1]	King County WA Sewer Rev. TOB VRDO	2.390%	8/7/08	(4)	5,500	5,500
[1]	King County WA Sewer Rev. TOB VRDO	2.560%	8/7/08	(4)	10,005	10,005
[1]	Pierce County WA School Dist. TOB VRDO	2.440%	8/7/08	(4)	8,245	8,245
	Port of Seattle WA Rev. CP	1.550%	9/4/08	LOC	26,935	26,935
[1]	Port of Seattle WA Rev. TOB VRDO	2.490%	8/7/08	(4)	12,100	12,100
[1]	Port of Seattle WA Rev. TOB VRDO	2.740%	8/7/08		7,430	7,430
[1]	Port of Seattle WA Rev. TOB VRDO	2.760%	8/7/08		10,000	10,000
[1]	Port of Seattle WA Rev. TOB VRDO	3.090%	8/7/08		7,400	7,400
	Port of Seattle WA Rev. VRDO	2.300%	8/7/08	LOC	30,000	30,000
	Port of Tacoma WA Rev. VRDO	2.400%	8/7/08	LOC	30,000	30,000
[1]	Seattle WA GO TOB VRDO	2.240%	8/7/08		9,690	9,690
[1]	Seattle WA GO TOB VRDO	2.240%	8/7/08		7,265	7,265
[1]	Seattle WA Refunding & Improvement GO TOB VRDO	2.290%	8/7/08		5,910	5,910
[1]	Seattle WA Water System Rev. TOB VRDO	2.250%	8/7/08	LOC	12,945	12,945
[1]	Snohomish County WA Public Util. Dist. TOB VRDO	2.390%	8/7/08	(4)	6,025	6,025
[1]	Snohomish County WA Public Util. Dist. TOB VRDO	2.390%	8/7/08	(4)	5,280	5,280
[1]	Snohomish County WA School Dist. TOB VRDO	2.340%	8/7/08	(4)	7,165	7,165
	Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	2.410%	8/7/08		12,250	12,250
[1]	Thurston County WA School District GO TOB VRDO	2.640%	8/7/08		4,665	4,665
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/08		4,955	4,966

	Washington GO	5.500%	9/1/08	(4)	8,000	8,025
	Washington GO	5.750%	9/1/08		4,000	4,008
	Washington GO	6.250%	9/1/08		3,725	3,734
[1]	Washington GO TOB VRDO	2.210%	8/7/08		10,700	10,700
[1]	Washington GO TOB VRDO	2.210%	8/7/08		6,800	6,800
[1]	Washington GO TOB VRDO	2.240%	8/7/08		12,000	12,000
[1]	Washington GO TOB VRDO	2.240%	8/7/08		11,350	11,350
[1]	Washington GO TOB VRDO	2.240%	8/7/08		10,535	10,535
[1]	Washington GO TOB VRDO	2.240%	8/7/08	LOC	8,660	8,660
[1]	Washington GO TOB VRDO	2.260%	8/7/08		15,658	15,657
[1]	Washington GO TOB VRDO	2.260%	8/7/08		8,475	8,475
[1]	Washington GO TOB VRDO	2.260%	8/7/08		3,427	3,427
[1]	Washington GO TOB VRDO	2.260%	8/7/08		3,090	3,090
[1]	Washington GO TOB VRDO	2.290%	8/7/08		6,810	6,810
[1]	Washington GO TOB VRDO	2.290%	8/7/08		4,405	4,405
[1]	Washington GO TOB VRDO	2.360%	8/7/08	(4)	11,085	11,085
[1]	Washington GO TOB VRDO	2.390%	8/7/08	(4)	7,735	7,735
[1]	Washington GO TOB VRDO	2.390%	8/7/08	(4)	6,780	6,780
[1]	Washington GO TOB VRDO	2.400%	8/7/08	(4)	4,695	4,695
[1]	Washington GO TOB VRDO	2.440%	8/7/08	(4)	13,830	13,830
[1]	Washington GO TOB VRDO	2.440%	8/7/08		10,225	10,225
[1]	Washington GO TOB VRDO	2.440%	8/7/08		8,450	8,450
[1]	Washington GO TOB VRDO	2.440%	8/7/08	(4)	7,150	7,150
[1]	Washington GO TOB VRDO	2.440%	8/7/08	(4)	6,250	6,250
[1]	Washington GO TOB VRDO	2.500%	8/7/08		19,035	19,035
[1]	Washington GO TOB VRDO	2.500%	8/7/08		4,300	4,300
[1]	Washington GO TOB VRDO	2.590%	8/7/08	(4)	7,995	7,995
[1]	Washington GO TOB VRDO	2.590%	8/7/08		5,080	5,080
[1]	Washington GO TOB VRDO	2.590%	8/7/08	(4)	1,000	1,000
[1]	Washington GO TOB VRDO	2.990%	8/7/08		29,170	29,170
[1]	Washington GO TOB VRDO	2.990%	8/7/08		11,825	11,825
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.180%	8/7/08		40,330	40,330
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.550%	8/7/08	(4)	20,000	20,000
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.550%	8/7/08	(4)	17,900	17,900
	Washington Health Care Fac. Auth. (Children's Hospital) VRDO	2.200%	8/7/08	LOC	11,000	11,000
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	2.350%	8/7/08	(12)	9,000	9,000
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	2.350%	8/7/08	(12)	9,000	9,000
	Washington Health Care Fac. Auth. (Peace Health) VRDO	2.000%	8/7/08	LOC	5,400	5,400
	Washington Health Care Fac. Auth. (Peace Health) VRDO	2.000%	8/7/08	LOC	5,000	5,000
[1]	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	2.270%	8/7/08	(4)	12,475	12,475

[1]	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	2.280%	8/7/08	(4)	8,610	8,610
	Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	2.280%	8/7/08		15,570	15,570
[1]	Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	2.300%	8/7/08		19,995	19,995
[1]	Washington State GO TOB VRDO	2.260%	8/7/08		7,703	7,703
[1]	Washington State GO TOB VRDO	2.260%	8/7/08		5,325	5,325
						824,445
West Virginia (0.3%)
	Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	2.190%	8/7/08	LOC	4,050	4,050
	West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	2.080%	8/7/08	LOC	6,665	6,665
	West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	2.250%	8/7/08	LOC	16,250	16,250
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	2.150%	8/7/08	LOC	18,250	18,250
	West Virginia Parkway Econ. Dev. & Tourism Auth. Rev. VRDO	2.190%	8/7/08		19,700	19,700
[1]	West Virginia Univ. Rev. TOB VRDO	2.740%	8/7/08	(4)	11,605	11,605
						76,520
Wisconsin (2.0%)
[1]	Green Bay WI Water System Rev. TOB VRDO	2.240%	8/7/08	(4)	6,520	6,520
	Milwaukee WI GO	5.000%	8/1/08		2,525	2,525
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	2.050%	8/1/08	LOC	5,600	5,600
	Wisconsin GO CP	1.800%	9/12/08		16,000	16,000
[1]	Wisconsin GO TOB VRDO	2.260%	8/7/08		6,405	6,405
[1]	Wisconsin GO TOB VRDO	2.310%	8/7/08		8,500	8,500
[1]	Wisconsin GO TOB VRDO	2.340%	8/7/08	(4)	11,170	11,170
[1]	Wisconsin GO TOB VRDO	2.450%	8/7/08		6,655	6,655
[1]	Wisconsin GO TOB VRDO	2.450%	8/7/08		5,280	5,280
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	2.250%	8/7/08	LOC	7,500	7,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	2.400%	8/7/08	(4)	9,000	9,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Hosp. Sisters Services) VRDO	2.400%	8/7/08	(4)	25,500	25,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	2.240%	8/7/08	LOC	7,250	7,250
	Wisconsin Health & Educ. Fac. Auth. Rev. CP	1.750%	8/4/08	(4)	10,000	10,000
[1]	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.310%	8/7/08		6,540	6,540
[1]	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.310%	8/7/08		1,500	1,500
[1]	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.440%	8/7/08		5,865	5,865
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08		96,955	96,955
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08		55,645	55,645
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08		46,675	46,675
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08		23,700	23,700
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08		15,675	15,675
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08		11,000	11,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08	(4)	8,515	8,515
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.350%	8/7/08		1,655	1,655
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.550%	8/7/08	(4)	5,685	5,685
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.700%	8/7/08		2,795	2,795
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	2.350%	8/7/08		5,175	5,175
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	2.370%	8/7/08		10,950	10,950
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	2.370%	8/7/08		10,180	10,180
[1]	Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	2.290%	8/7/08	LOC	10,235	10,235
	Wisconsin State Health & Educ. Fac. Auth Rev. (Hosp. Sister Services, Inc) CP	1.650%	8/11/08	(4) 27,475	27,475
					474,125
Wyoming (0.1%)
[1]	Wyoming Community Dev. Auth. Housing Rev. TOB VRDO	2.310%	8/7/08	5,015	5,015
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.500%	8/7/08	12,000	12,000
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.500%	8/7/08	7,000	7,000
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.500%	8/7/08	6,050	6,050
	Wyoming Community Dev. Auth. Housing Rev. VRDO	2.500%	8/7/08	3,000	3,000
					33,065
Total Tax-Exempt Municipal Bonds (Cost $22,325,569)					22,325,569
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.2%)
[2]	Vanguard Municipal Cash Management Fund (Cost $993,412)	2.251%		993,412,213	993,412
Total Investments (99.2%) (Cost $23,318,981)					23,318,981
Other Assets and Liabilities-Net (0.8%)					189,933
Net Assets (100%)					23,508,914

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $7,240,744,000, representing 30.8% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Vanguard Insured Long-Term Tax-Exempt Fund

Schedule of Investments

As of July 31, 2008

	Coupon	Maturity Date	Face Amount ($000)		Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (1.9%)
Alabama Special Care Fac. Financing Auth. Mobile Rev. (Ascension Health)	5.000%	11/15/39	(1)	17,610	16,899
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30	(2)	9,000	9,040
Mobile AL Water & Sewer Comm.	5.000%	1/1/31	(1)	17,500	17,221
Mobile AL Water & Sewer Comm.	5.000%	1/1/36	(1)	24,610	24,070
					67,230
Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/09	(1)	2,565	2,763
Anchorage AK Electric Rev.	8.000%	12/1/10	(1)	2,960	3,316
North Slope Borough AK GO	0.000%	6/30/10	(1)	4,000	3,786
					9,865
Arizona (2.5%)
Arizona COP	5.000%	9/1/23	(4)	12,140	12,296
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	5,520	5,995
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	5,345	5,805
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,905	5,327
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,460	4,843
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,340	4,713
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	2,285	2,482
Arizona State Univ. COP	5.375%	7/1/13	(1)	2,905	3,108
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		8,170	7,582
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16	(1)(ETM)	8,650	10,393
Mesa AZ Util. System Rev.	5.250%	7/1/14	(3)	10,000	10,729
Phoenix AZ GO	4.500%	7/1/24		8,000	8,023
Tucson AZ Water System Rev.	5.500%	7/1/17	(3)	4,850	5,200
					86,496
Arkansas (0.2%)
North Little Rock AR Electric Rev.	6.500%	7/1/10	(1)	1,535	1,611
North Little Rock AR Electric Rev.	6.500%	7/1/15	(1)	4,500	5,032
					6,643
California (14.5%)
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/31	(4)	18,735	18,783
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	200	220
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	135	149
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	135	149
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	110	121
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	75	82

California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15	(3)	14,540	15,545
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16	(3)	9,865	10,547
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17	(3)	9,915	10,569
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18	(3)	7,780	8,257
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/19	(3)	5,235	5,541
California GO	5.000%	2/1/14	(2)(Prere.)	3,565	3,834
California GO	5.000%	2/1/14	(2)(Prere.)	1,500	1,613
California GO	5.000%	11/1/18	(3)	13,455	14,130
California GO	4.500%	10/1/36		30,000	26,467
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15	(1)	8,205	8,297
California State Econ. Recovery Bonds	5.250%	7/1/14	(3)	23,680	26,049
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(2)(Prere.)	26,020	27,725
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35	(3)	30,000	27,053
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37	(2)	35,270	34,582
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38	(2)	18,000	16,220
Los Angeles CA USD GO	5.250%	7/1/13	(4)(Prere.)	9,000	9,915
Los Angeles CA USD GO	5.250%	7/1/13	(4)(Prere.)	9,000	9,915
Los Angeles CA USD GO	5.000%	7/1/25	(4)	6,980	7,172
Los Angeles CA USD GO	5.000%	7/1/26	(4)	27,240	27,908
Los Angeles CA USD GO	5.000%	7/1/26	(4)	7,435	7,617
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22	(2)(ETM)	20,225	23,962
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13	(2)	9,000	9,658
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(1)(ETM)	10,365	12,254
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30	(2)	45,395	46,203
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13	(1)	8,895	9,741
San Diego CA USD GO	5.500%	7/1/22	(1)	9,160	10,129
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10	(2)	880	929
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15	(4)	5,000	5,517
Ukiah CA Electric Rev.	6.250%	6/1/18	(1)	6,330	7,073
Univ. of California Rev.	4.500%	5/15/31	(4)	54,470	50,998
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/23	(12)	6,000	6,014
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/24	(12)	5,000	4,984
					505,922
Colorado (3.6%)
Colorado Springs CO Util. System Rev.	5.375%	11/15/16	(2)	12,790	13,665
Colorado Springs CO Util. System Rev.	5.375%	11/15/17	(2)	13,490	14,413

Colorado Springs CO Util. System Rev.	5.375%	11/15/18	(2)	10,000	10,552
Colorado Springs CO Util. System Rev.	5.000%	11/15/43		17,725	17,492
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(1)	5,795	4,127
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	8,000	4,391
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23	(1)	35,275	14,783
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(1)	13,425	4,320
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28	(1)	13,425	4,040
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	16,000	15,484
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(2)(Prere.)	15,000	14,456
Regional Transp. Dist. of Colorado Sales Tax Rev.	4.500%	11/1/34	(4)	7,195	6,603
					124,326
Connecticut (0.3%)
Connecticut GO	5.125%	11/15/16	10,000		10,592
Florida (8.3%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	2.667%	12/1/37		10,000	7,025
Brevard County FL School Board COP	5.000%	7/1/29	(2)	5,000	4,775
Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,620	2,862
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,000	10,821
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	2.250%	8/7/08	(12)	10,885	10,885
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18	(1)	7,855	8,060
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19	(1)	6,390	6,515
Hillsborough County FL School Board COP	5.250%	7/1/16	(1)	13,300	14,339
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09	(4)(Prere.)	1,850	1,918
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39	(4)	3,150	3,098
Lake County FL School Board COP	5.000%	6/1/31	(2)	18,000	17,358
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26	(2)	17,240	17,058
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/39	(2)	10,000	9,590
Miami-Dade County FL School Board COP	6.000%	10/1/09	(4)(Prere.)	5,765	6,043
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	7,570	7,509
Miami-Dade County FL School Board COP	5.000%	11/1/26	(2)	5,270	5,189
Miami-Dade County FL School Board COP	5.250%	5/1/29	(12)	14,850	14,962

Miami-Dade County FL School Board COP	5.250%	5/1/30	(12)	15,000	15,078
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	10,000	9,640
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,000	4,820
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14	(4)	10,000	10,668
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15	(4)	10,000	10,638
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13	(3)	9,695	11,758
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32	(4)	10,000	9,986
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15	(3)	4,000	4,832
Palm Beach County FL School Board COP VRDO	2.800%	8/7/08	(4)	1,000	1,000
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27	(1)	11,405	11,453
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33	(1)	9,000	8,799
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/32		8,000	7,665
Tampa FL Util. Rev.	6.750%	10/1/10	(2)	9,330	10,110
Tampa FL Util. Rev.	6.750%	10/1/11	(2)	9,965	11,049
Tampa FL Util. Rev.	6.750%	10/1/12	(2)	10,635	12,012
					287,515
Georgia (5.1%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30	(4)	18,285	18,344
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33	(4)	10,020	10,006
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15	(4)	8,500	9,432
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16	(4)	7,000	7,759
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17	(4)	8,000	8,878
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33	(1)	32,425	31,120
Augusta GA Water & Sewer Rev.	5.000%	10/1/32	(4)	24,000	23,965
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26	(1)	12,000	12,961
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14	(4)	15,805	17,232
Henry County GA School Dist. GO	6.450%	8/1/11	(1)	2,765	2,930
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25	20,000		17,465
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27	15,000		12,901
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15	(1)(ETM)	5,000	5,798
					178,791
Hawaii (1.0%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12	(1)	15,000	15,476

	Honolulu HI City & County GO	8.000%	10/1/10	(ETM)	2,305	2,579
	Honolulu HI City & County GO	5.250%	7/1/13	(3)	3,000	3,256
	Honolulu HI City & County GO	5.250%	7/1/14	(3)	3,000	3,275
	Honolulu HI City & County GO	5.000%	7/1/15	(3)	3,075	3,315
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	4,615	5,058
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	2,330	2,553
						35,512
Idaho (0.1%)
	Boise State Univ. Idaho	5.000%	4/1/32	(1)	3,000	2,951
Illinois (6.5%)
	Chicago IL Board of Educ. GO	5.500%	12/1/10	(3)(Prere.)	7,000	7,496
	Chicago IL Board of Educ. VRDO	2.350%	8/1/08	(4)	5,000	5,000
	Chicago IL GO	5.500%	1/1/11	(1)(Prere.)	18,110	19,458
	Chicago IL GO	5.500%	1/1/11	(1)(Prere.)	245	263
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,985	7,902
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,010	6,923
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	3,695	3,651
	Chicago IL GO	0.000%	1/1/20	(1)	5,000	4,710
	Chicago IL GO	0.000%	1/1/22	(1)	5,000	4,659
	Chicago IL GO	0.000%	1/1/24	(1)	2,480	2,297
	Chicago IL GO	0.000%	1/1/25	(1)	1,305	1,205
	Chicago IL GO	0.000%	1/1/28	(1)	2,820	2,585
	Chicago IL GO	5.000%	1/1/28	(4)	7,500	7,597
	Chicago IL GO	5.000%	1/1/34	(1)	11,040	10,883
	Chicago IL GO	5.500%	1/1/38	(1)	6,490	6,662
	Chicago IL Neighborhoods Alive GO	5.750%	7/1/10	(3)(Prere.)	6,250	6,710
	Chicago IL Neighborhoods Alive GO	5.500%	1/1/11	(3)(Prere.)	4,950	5,276
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/25	(4)	21,525	21,572
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/26	(4)	17,600	17,599
[1]	Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	21,500	26,733
	Chicago IL Water Rev.	5.750%	11/1/30	(2)	12,000	13,372
	Illinois GO	5.375%	6/1/24	(3)	14,710	15,098
	Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20	(2)	24,000	28,637
						226,288
Indiana (0.4%)
	Indiana Muni. Power Agency Rev.	6.125%	1/1/13	(1)(ETM)	11,355	12,224
Kansas (0.9%)
	Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31	(1)	7,500	6,604
	Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16	(1)	3,000	3,022
	Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32	(2)	20,000	20,053
						29,679
Kentucky (2.6%)
	Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26	(2)	3,000	3,025
	Kentucky Asset/Liability Comm. General Fund Rev.	2.324%	11/1/17	(3)	13,550	11,653

Kentucky Asset/Liability Comm. General Fund Rev.	2.444%	11/1/21	(3)	24,845	18,758
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31	(3)	51,960	53,849
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33	(3)	2,335	2,394
					89,679
Louisiana (2.1%)
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23	(3)	8,065	8,115
Louisiana GO	5.000%	10/15/11	(2)	20,015	21,206
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/31	(3)	12,000	11,556
New Orleans LA GO	0.000%	9/1/10	(2)	8,500	7,950
New Orleans LA GO	0.000%	9/1/11	(2)	10,475	9,367
New Orleans LA GO	0.000%	9/1/13	(2)	9,000	7,256
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10	(4)(Prere.)	4,900	5,192
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10	(4)(Prere.)	2,950	3,128
					73,770
Maryland (1.9%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33	1,000		909
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28	(11)	2,000	1,789
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33	(11)	4,250	3,729
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	30,055	31,457
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22	(3)	12,025	14,784
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/31	(2)	2,500	2,366
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34	(1)(7)	13,000	12,436
					67,470
Massachusetts (2.8%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35		11,310	11,316
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(1)(ETM)	7,460	5,171
Massachusetts GO	7.000%	7/1/09	(3)(ETM)	7,430	7,753
Massachusetts GO	5.500%	11/1/12	(Prere.)	19,275	20,959
Massachusetts GO	5.500%	11/1/12	(Prere.)	14,155	15,391
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12	(2)	12,020	12,842
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14	(1)	11,135	11,678
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	10,000	11,018
					96,128

Michigan (2.9%)
Detroit MI GO	5.000%	4/1/15	(12)	2,875	3,000
Detroit MI GO	5.000%	4/1/16	(12)	3,015	3,135
Detroit MI GO	5.000%	4/1/17	(12)	3,170	3,278
Detroit MI Sewer System Rev.	5.750%	1/1/10	(3)(Prere.)	5,000	5,302
Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	7,180	7,794
Detroit MI Sewer System Rev.	5.000%	7/1/32	(4)	2,820	2,777
Michigan Trunk Line Rev.	5.000%	11/1/26	(1)	35,765	35,989
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22	(3)	25,000	29,689
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	2.250%	8/1/08		10,175	10,175
					101,139
Minnesota (1.5%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/30	(2)	9,000	8,671
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26	(4)	37,665	39,312
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30	(4)	2,500	2,615
					50,598
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36	(10)	10,000	8,756
Missouri (0.3%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15	(1)	5,000	5,309
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27	(12)	5,535	5,482
					10,791
Nebraska (0.1%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20	5,000		4,787
Nevada (1.0%)
Clark County NV GO	6.500%	6/1/17	(2)	5,000	5,927
Clark County NV School Dist. GO VRDO	2.150%	8/1/08	(4)	19,130	19,130
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,710		10,899
					35,956
New Jersey (8.9%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12	(3)	4,335	4,951
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14	(1)	10,185	11,639
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15	(1)	10,820	12,497
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20	(2)	25,000	26,861
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	22,000	23,238
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34	(12)	5,500	5,375

	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	1,955	2,003
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/15	(1)	3,795	3,870
	New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14	(4)	10,685	10,901
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)(ETM)	2,995	3,278
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)	2,580	2,813
	New Jersey Transit Corp. Capital GAN	5.500%	2/1/10	(2)	9,360	9,382
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15	(1)	7,000	7,755
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)	50,000	55,193
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(1)	24,000	26,340
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	(2)	13,500	14,415
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	6,000	6,385
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/13	(1)(ETM)	30,000	34,259
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	3,940	4,478
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)	790	917
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	270	322
	New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	23,500	16,895
	New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	(2)	14,950	14,841
[2]	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	10,585	11,325
						309,933
New Mexico (0.1%)
	Farmington NM Util. System Rev.	5.750%	5/15/13	(3)(ETM)	1,220	1,227
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,204
						4,431
New York (4.6%)
	Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(1)	19,575	16,994
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13	(4)	11,000	9,239
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	12,000	13,966
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	(1)	14,780	14,671
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36	28,700		28,921
	New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27	(1)	17,000	19,060
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/32	11,000		11,130
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/08	(1)	5,185	5,218
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/09	(1)	10,000	10,157

New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(1)	3,325	3,375
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13	(2)(ETM)	7,345	8,104
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21	(2)	12,000	12,308
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22	(2)	5,000	5,117
					158,260
North Carolina (0.6%)
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph's Health System)	5.125%	10/1/28	(1)	7,355	7,369
North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/17	(1)	13,750	14,052
					21,421
Ohio (1.2%)
Cleveland OH Airport System Rev.	5.000%	1/1/31	(4)	18,000	17,831
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.050%	8/1/08		8,600	8,600
Ohio GO	7.625%	8/1/09		4,345	4,599
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	2.180%	8/1/08	LOC	2,000	2,000
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38	(4)	8,125	8,063
					41,093
Oklahoma (0.5%)
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	2.300%	8/1/08	(12)	8,200	8,200
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36		10,000	9,165
					17,365
Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,565	7,050
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,190	6,648
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	3,175	3,410
					17,108
Pennsylvania (3.2%)
Norwin PA School Dist. GO	3.250%	4/1/31	(4)	8,915	6,494
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	9,970	11,464
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19	(3)(ETM)	10,000	11,651
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15	(2)	20,805	22,385
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31	(4)	20,000	20,039
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(3)	15,000	16,054
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(3)	16,500	18,030

Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	3,850	4,344
					110,461
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(1)	5,000	5,236
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(1)	2,930	3,075
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12	(2)LOC	40,000	40,529
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	159,500	11,068
					59,908
Rhode Island (0.2%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23	(4)	2,565	2,503
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24	(4)	2,975	2,886
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32	(4)	3,000	2,934
					8,323
South Carolina (1.1%)
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26	10,580		10,517
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21	(2)	27,170	27,666
					38,183
Tennessee (0.5%)
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/12	(2)	3,405	3,743
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27	(4)	10,000	10,203
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12	(1)	1,685	1,805
					15,751
Texas (11.2%)
Brownsville TX Util. System Rev.	5.000%	9/1/20	(4)	10,055	10,470
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29	(2)	5,000	4,881
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24	(2)	10,000	9,818
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	10,000	9,741
Harris County TX GO	0.000%	10/1/15	(1)	17,545	13,002
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	37,600	37,600
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.250%	8/1/08	(4)	23,200	23,200
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(1)(Prere.)	12,910	13,718
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32	(1)	10,000	9,819
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37	(1)	10,190	10,130
Harris County TX Toll Road Rev.	5.000%	8/1/08	(Prere.)	6,225	6,225
Harris County TX Toll Road Rev.	5.250%	8/15/10	(4)(Prere.)	10,500	11,116
Houston TX Airport System Rev.	5.500%	7/1/10	(4)(Prere.)	5,500	5,831
Houston TX GO	5.375%	3/1/11	(4)(Prere.)	6,485	6,912
Houston TX GO	5.375%	3/1/11	(4)(Prere.)	4,210	4,492

Houston TX GO	5.375%	3/1/13	(4)	6,500	6,862
Houston TX GO	5.500%	3/1/15	(4)	8,440	8,938
Houston TX GO	5.500%	3/1/16	(4)	5,235	5,544
Houston TX Water & Sewer System Rev.	5.500%	12/1/16	(4)	7,000	7,480
Houston TX Water Conveyance System COP	6.800%	12/15/10	(2)	5,490	5,960
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15	(4)(Prere.)	3,055	3,442
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/33	(2)	8,050	7,818
North Texas Tollway Auth. Rev.	5.125%	1/1/28	(1)	27,335	26,500
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/09	(4)	3,945	4,066
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10	(4)	2,000	2,115
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17	(4)	7,425	7,517
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22	(4)	7,110	7,194
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36		15,000	14,227
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	34,250	26,810
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	16,665	12,159
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	19,600	12,731
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26	(2)	10,000	3,418
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28	(2)	30,005	8,966
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/10	(2)(ETM)	6,000	5,787
Texas Water Dev. Board GO	5.750%	8/1/32		10,380	10,886
Texas Water Dev. Board Rev.	5.500%	7/15/21		9,825	10,033
Texas Water Finance Assistance GO	5.750%	8/1/11	(Prere.)	1,880	2,042
Texas Water Finance Assistance GO	5.500%	8/1/24		7,850	8,030
Texas Water Finance Assistance GO	5.750%	8/1/26		3,715	3,929
					389,409
Vermont (0.2%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34	(4)	7,500	7,317
Washington (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(1)	12,585	9,326
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31	(4)	5,000	5,046
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34	(4)	27,000	27,041

Washington Health Care Fac. Auth. (Multicare Health System) VRDO	2.400%	8/1/08	(4)	10,600	10,600
					52,013
West Virginia (1.0%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11	(1)(ETM)	7,325	8,205

	West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12	(1)(ETM)	7,840	9,015
	West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41	(2)	18,830	18,585
						35,805
Wisconsin (0.9%)
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	2.500%	8/7/08	(4)	14,750	14,750
	Wisconsin Transp. Rev.	4.500%	7/1/26	(3)	17,470	16,662
						31,412
Total Tax-Exempt Municipal Bonds (Cost $3,415,234)						3,441,301
Total Investments (99.0%) (Cost $3,415,234)						3,441,301
Other Assets and Liabilities-Net (1.0%)						35,915
Net Assets (100%)						3,477,216

1	Securities with a value of $6,217,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2008.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2008, the cost of investment securities for tax purposes was $3,436,517,000. Net unrealized appreciation of investment securities for tax purposes was $4,784,000, consisting of unrealized gains of $93,178,000 on securities that had risen in value since their purchase and $88,394,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts )	Aggregate Settlement Value	Unrealized Appreciation (Depreciation )
30YR TREASURY BOND	(461)	53,246	(900)
10YR TREASURY NOTE	(3)	344	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 9, 2008

* Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.